UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Michigan Municipal Income Fund	6.19%	5.32%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned 6.19%, while the Barclays Michigan Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.10%. Versus the benchmark, the fund was hurt by out-of-benchmark exposure to Puerto Rico bonds and an underweighting in par bonds. The negative impact of these factors offset the benefit of having larger-than-benchmark exposure to health care bonds. Puerto Rico bonds lagged because investors became increasingly concerned about the territory's poor economic and fiscal prospects, as well as the new governor's willingness and ability to bolster its pension funds while also balancing revenues and spending. In December, the bonds suffered a significant sell-off after a major credit rating agency cut Puerto Rico's credit rating. Par bonds, which sell at or near their face value, outperformed premium bonds, in which the fund was overweight, thanks to comparatively strong demand from individual investors. The health care sector was one of the muni market's biggest gainers for the period, as investors searching for yield were drawn to these securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,027.00	$ 2.45
Hypothetical A		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Michigan Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
Hypothetical A		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity Michigan Municipal Money Market Fund would have been .54% and the expenses paid in the actual and hypothetical examples above would have been $2.71 and $2.75, respectively.

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.1	43.5
Health Care	19.5	16.8
Water & Sewer	15.3	18.1
Education	5.9	4.8
Special Tax	5.2	6.0
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.4	5.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	6.0	6.4

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 4.9%	AAA 7.0%
AA,A 81.3%	AA,A 80.0%
BBB 7.6%	BBB 8.8%
BB and Below 2.1%	BB and Below 0.9%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.4%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,100,594
Series 2006 A, 5% 10/1/23	1,000,000	1,008,060
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,376,524
		3,485,178
Michigan - 94.0%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,762,945
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,661,672
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,735,777
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,530,059
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,564,603
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	2,033,000	2,444,906
Ann Arbor Pub. School District 5% 5/1/28	2,900,000	3,486,264
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,618,637
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	9,750,400
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,389,180
5.25% 5/1/18	1,100,000	1,115,807
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,096,540
5% 5/1/17 (FSA Insured)	2,065,000	2,252,832
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,765,687
5% 6/1/25 (AMBAC Insured)	1,775,000	1,896,960
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,827,358
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,128,711
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,859,888
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,931,242
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	$ 1,905,000	$ 2,082,889
5% 5/1/16 (FSA Insured)	1,855,000	2,090,529
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,086,860
Detroit City School District:
Series 2003 B, 5% 5/1/24 (Pre-Refunded to 5/1/13 @ 100)	5,000,000	5,076,900
Series 2003, 5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	3,085,000	3,134,977
Series 2005 A, 5.25% 5/1/30	5,000,000	6,005,950
Detroit Gen. Oblig.:
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	2,000,080
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,720,276
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,841,255
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,007,269
Detroit School District Series 2012 A, 5% 5/1/24	5,000,000	5,901,600
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,422,680
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	3,135,645
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	3,238,586
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	541,891
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,155,818
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	7,904,598
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,457,502
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,928,352
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,084,650
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,436,400
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,103,390
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,182,800
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,035,000	$ 6,422,145
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	3,057,124
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,258,441
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	5,216,050
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,128,940
5% 10/1/22 (FSA Insured)	1,000,000	1,129,030
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,603,119
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,772,131
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,142,240
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,326,161
5% 5/1/28 (FSA Insured)	1,250,000	1,350,725
5% 5/1/29 (FSA Insured)	1,275,000	1,374,782
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,509,175
5% 5/1/17 (FSA Insured)	1,985,000	2,100,348
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,823,025
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,927,860
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,878,642
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,326,861
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,391,372
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,146,637
5% 5/1/17 (FSA Insured)	1,615,000	1,750,224
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	1,210,000	1,278,159
5% 5/1/17 (FSA Insured)	1,390,000	1,514,753
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,352,540
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,355,000	$ 1,468,454
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,629,930
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,336,838
5% 5/1/17 (FSA Insured)	1,230,000	1,332,988
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,333,895
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,471,158
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,793,984
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,501,086
5% 5/1/19 (FSA Insured)	1,315,000	1,572,753
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,652,300
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,278,250
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,204,600
Series 2008, 5% 1/1/38	3,320,000	3,763,884
Series 2010, 5% 1/1/28	3,000,000	3,790,860
Series 2012, 5% 1/1/37	1,250,000	1,437,650
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,516,300
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,229,860
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	568,530
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,433,200
Series 2009, 5.625% 12/1/29	2,400,000	2,780,352
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,083,302
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,066,123
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	552,070
5.25% 5/1/21 (FSA Insured)	2,000,000	2,355,500
5.25% 5/1/24 (FSA Insured)	2,100,000	2,406,474
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,195,546
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,098,980
5.25% 5/1/41	1,750,000	1,984,290
Huron Valley School District Series 2003, 5.25% 5/1/16	2,450,000	2,486,334
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	2,105,375
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,424,353
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,270,932
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,596,928
5.25% 5/1/16 (FSA Insured)	1,500,000	1,702,665
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,551,393
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	3,025,000	3,875,630
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.):
Series 2011 A, 5.5% 11/15/25	5,000,000	5,889,700
Series 2011 C, 5% 1/15/42	5,000,000	5,458,950
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,155,970
4% 5/1/22	1,000,000	1,150,070
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,464,008
Series 2012:
5% 5/1/22	1,500,000	1,830,615
5% 5/1/23	1,500,000	1,814,055
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	5,000,000	5,877,650
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,394,052
5% 5/1/25	1,540,000	1,868,405
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,576,611
5% 5/1/20 (FSA Insured)	1,425,000	1,652,387
5% 5/1/22 (FSA Insured)	1,395,000	1,597,010
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,590,156
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	$ 1,460,000	$ 1,545,249
5% 5/1/16 (FSA Insured)	1,425,000	1,589,588
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,965,950
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,186,350
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,379,460
Series IA 5.375% 10/15/41	3,000,000	3,429,210
Series IA, 5.5% 10/15/45	10,000,000	11,483,800
Michigan Fin. Auth. Rev.:
(Trinity Health Sys. Proj.):
Series 2010 A, 5% 12/1/27	1,100,000	1,270,577
Series 2011 MI, 5% 12/1/39	7,000,000	7,679,490
Series 2012 A:
4.125% 6/1/32	3,000,000	2,958,480
5% 6/1/39	11,425,000	12,074,278
Series 2012 B, 5% 7/1/22	2,600,000	2,944,500
Series 2012:
5% 11/15/24	425,000	491,202
5% 11/15/25	1,000,000	1,148,460
5% 11/1/26	5,000,000	5,645,400
5% 11/15/26	800,000	913,680
5% 11/15/36	4,200,000	4,622,100
5% 11/15/42	4,500,000	4,890,375
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,761,300
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	8,747,700
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,062,930
5% 11/15/17	1,000,000	1,110,990
Series 2009, 5.25% 11/15/24	3,000,000	3,413,820
(McLaren Health Care Corp. Proj.):
Series 2008 A:
5.25% 5/15/15	1,615,000	1,779,326
5.75% 5/15/38	6,880,000	7,720,117
Series 2012 A:
5% 6/1/24	2,765,000	3,176,211
5% 6/1/25	2,895,000	3,302,761
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	$ 2,000,000	$ 2,005,080
Series 2009 A, 6.125% 6/1/39	3,740,000	4,301,374
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,131,630
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	125,000	130,553
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	615,180
5% 11/15/18	1,725,000	1,967,966
5% 11/15/19	1,000,000	1,135,380
5% 11/15/20	2,000,000	2,249,060
5% 11/15/31	5,000,000	5,351,050
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	6,061,450
5% 12/1/26	3,725,000	4,135,644
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	830,000	968,403
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,179,659
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,488,233
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,808,980
Series 2005, 5% 10/1/23	385,000	462,065
Series 2009, 5% 10/1/26	5,000,000	5,913,800
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,883,840
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	4,084,641
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	11,108,802
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,177,869
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,518,910
Series 2005, 5.5% 11/1/20 (FSA Insured)	2,500,000	3,182,725
Series 2006, 5.25% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,629,200
Series 2011, 5% 11/15/36	2,000,000	2,295,820
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	478,300
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006: - continued
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 490,000	$ 553,901
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,839,340
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,434,815
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,218,002
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,665,925
5% 5/1/16 (FSA Insured)	1,475,000	1,603,119
5% 5/1/17 (FSA Insured)	3,675,000	3,920,747
Oakland Univ. Rev. Series 2012:
5% 3/1/24	1,170,000	1,377,663
5% 3/1/25	1,225,000	1,430,555
5% 3/1/26	1,290,000	1,496,336
5% 3/1/37	4,000,000	4,397,360
Okemos Pub. School District Series 1993, 0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,693,336
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,172,782
5.25% 5/1/27 (FSA Insured)	1,135,000	1,281,222
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	3,017,546
5% 5/1/37	1,100,000	1,249,083
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,513,498
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,291,302
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	2,165,149
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,118,590
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,123,194
5% 5/1/16 (FSA Insured)	1,025,000	1,114,032
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,945,900
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	5,055,338
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	$ 2,080,000	$ 2,315,726
5% 5/1/38 (FSA Insured)	1,000,000	1,090,510
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	666,786
5% 5/1/15	955,000	1,004,756
5% 5/1/17	1,000,000	1,050,740
5% 5/1/18	1,000,000	1,049,650
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,557,683
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,758,864
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,388,122
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,790,000	2,250,352
8.25% 9/1/39	3,425,000	4,372,629
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	5,304,300
Saint Clair County Gen. Oblig.:
Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,448,448
5% 4/1/19 (AMBAC Insured)	1,475,000	1,546,095
5% 4/1/26	1,495,000	1,737,325
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,171,432
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,855,775
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,142,390
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,236,353
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,868,058
5% 5/1/16 (FSA Insured)	1,750,000	1,946,088
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,087,340
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,117,230
5% 5/1/15 (Pre-Refunded to 5/1/14 @ 100)	2,135,000	2,267,882
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	$ 6,085,000	$ 7,260,074
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17 (Pre-Refunded to 11/1/13 @ 100)	3,000,000	3,117,600
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,810
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,260,960
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,383,056
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,001,730
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	3,416,161
5% 12/1/25	5,120,000	6,030,387
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,780,750
Series 2012 A, 5% 12/1/23	2,300,000	2,743,900
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	5,065,586
5% 5/1/26	2,000,000	2,331,100
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,435,000	5,658,324
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	6,096,288
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,209,010
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,096,060
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,045,550
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,263,160
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	1,050,000	1,118,817
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,231,459
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	185,463
		652,176,687
Puerto Rico - 1.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,083,030
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,128,220
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	858,194
0% 8/1/47 (AMBAC Insured)	1,000,000	139,440
Series 2009 A:
6% 8/1/42	4,000,000	4,274,720
6.5% 8/1/44	1,500,000	1,644,915
		10,128,519
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,670,010
Series 2009 B, 5% 10/1/25	1,200,000	1,318,536
		2,988,546
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $619,930,771)	668,778,930
NET OTHER ASSETS (LIABILITIES) - 3.6%	24,902,772
NET ASSETS - 100%	$ 693,681,702
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	41.1%
Health Care	19.5%
Water & Sewer	15.3%
Education	5.9%
Special Tax	5.2%
Others* (Individually Less Than 5%)	13.0%
100.0%
* Includes net other assets (liabilities)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $619,930,771)		$ 668,778,930
Cash		18,964,468
Receivable for fund shares sold		686,168
Interest receivable		7,091,837
Prepaid expenses		1,654
Other receivables		3,309
Total assets		695,526,366

Liabilities
Payable for fund shares redeemed	$ 670,860
Distributions payable	796,896
Accrued management fee	211,864
Transfer agent fee payable	93,936
Other affiliated payables	27,337
Other payables and accrued expenses	43,771
Total liabilities		1,844,664

Net Assets		$ 693,681,702
Net Assets consist of:
Paid in capital		$ 644,304,661
Undistributed net investment income		141,530
Accumulated undistributed net realized gain (loss) on investments		387,352
Net unrealized appreciation (depreciation) on investments		48,848,159
Net Assets, for 55,306,816 shares outstanding		$ 693,681,702
Net Asset Value, offering price and redemption price per share ($693,681,702 ÷ 55,306,816 shares)		$ 12.54

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 26,948,665

Expenses
Management fee	$ 2,427,741
Transfer agent fees	543,768
Accounting fees and expenses	155,183
Custodian fees and expenses	8,010
Independent trustees' compensation	2,455
Registration fees	23,487
Audit	49,973
Legal	7,602
Miscellaneous	5,658
Total expenses before reductions	3,223,877
Expense reductions	(12,493)	3,211,384
Net investment income (loss)		23,737,281
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		709,792
Change in net unrealized appreciation (depreciation) on investment securities		14,987,681
Net gain (loss)		15,697,473
Net increase (decrease) in net assets resulting from operations		$ 39,434,754

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,737,281	$ 23,231,202
Net realized gain (loss)	709,792	(1,334)
Change in net unrealized appreciation (depreciation)	14,987,681	28,932,158
Net increase (decrease) in net assets resulting from operations	39,434,754	52,162,026
Distributions to shareholders from net investment income	(23,650,013)	(23,214,211)
Distributions to shareholders from net realized gain	(220,908)	(352,543)
Total distributions	(23,870,921)	(23,566,754)
Share transactions Proceeds from sales of shares	114,227,329	71,220,723
Reinvestment of distributions	14,619,749	14,650,857
Cost of shares redeemed	(72,723,778)	(119,227,678)
Net increase (decrease) in net assets resulting from share transactions	56,123,300	(33,356,098)
Redemption fees	328	2,805
Total increase (decrease) in net assets	71,687,461	(4,758,021)

Net Assets
Beginning of period	621,994,241	626,752,262
End of period (including undistributed net investment income of $141,530 and undistributed net investment income of $45,485, respectively)	$ 693,681,702	$ 621,994,241
Other Information Shares
Sold	9,150,950	6,005,757
Issued in reinvestment of distributions	1,169,914	1,233,872
Redeemed	(5,820,774)	(10,174,511)
Net increase (decrease)	4,500,090	(2,934,882)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.24	$ 11.66	$ 11.85	$ 11.29	$ 11.76
Income from Investment Operations
Net investment income (loss) B	.445	.463	.462	.460	.457
Net realized and unrealized gain (loss)	.303	.586	(.184)	.575	(.465)
Total from investment operations	.748	1.049	.278	1.035	(.008)
Distributions from net investment income	(.444)	(.462)	(.461)	(.460)	(.457)
Distributions from net realized gain	(.004)	(.007)	(.007)	(.015)	(.005)
Total distributions	(.448)	(.469)	(.468)	(.475)	(.462)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Total Return A	6.19%	9.20%	2.32%	9.30%	(.06)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.48%	.49%	.49%	.50%	.47%
Net investment income (loss)	3.57%	3.90%	3.86%	3.94%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 693,682	$ 621,994	$ 626,752	$ 645,195	$ 568,852
Portfolio turnover rate	10%	9%	7%	6%	19%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	80.1	75.0	75.0
8 - 30	5.5	5.4	4.7
31 - 60	2.6	1.2	4.6
61 - 90	0.0	6.7	2.7
91 - 180	3.8	4.7	7.0
> 180	8.0	7.0	6.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Michigan Municipal Money Market Fund	29 Days	38 Days	34 Days
All Tax-Free Money Market Funds Average*	34 Days	30 Days	32 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet Inc.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Michigan Municipal Money Market Fund	29 Days	38 Days	34 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 67.0%	Variable Rate Demand Notes (VRDNs) 71.7%
Other Municipal Debt 21.6%	Other Municipal Debt 25.2%
Investment Companies 9.0%	Investment Companies 4.1%
Net Other Assets (Liabilities) 2.4%	Net Other Assets (Liabilities)** (1.0)%

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.38%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 67.0%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(c)	$ 600,000	$ 600,000
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.26% 1/2/13, VRDN (a)(c)	2,300,000	2,300,000
Series 1999 A, 0.39% 1/7/13, VRDN (a)	400,000	400,000
		2,700,000
Louisiana - 0.6%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.14% 1/7/13, VRDN (a)(c)	2,800,000	2,800,000
Series 2003, 0.14% 1/7/13, VRDN (a)(c)	3,000,000	3,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/13, VRDN (a)	300,000	300,000
		6,100,000
Michigan - 64.5%
Central Michigan Univ. Rev. Series 2008 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Detroit City School District Participating VRDN Series Solar 06 01, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	29,980,000	29,980,000
Grand Rapids Econ. Dev. Corp. (Cornerstone Univ. Proj.) 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	6,475,000	6,475,000
Grand Traverse County Hosp. Series 2011 B, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev.:
Series 2005, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	29,180,000	29,180,000
Series 2008 B, 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	20,940,000	20,940,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.12% 1/7/13, LOC Bank of America NA, VRDN (a)	8,375,000	8,375,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.14% 1/7/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,700,000	3,700,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.14% 1/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,675,000	8,675,000
Michigan Bldg. Auth. Rev.:
Participating VRDN Series Solar 06 21, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	18,185,000	18,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Bldg. Auth. Rev.: - continued
Series 2007 I, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,100,000	$ 3,100,000
Series 2011 IIB, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Michigan Fin. Auth. Rev.:
Participating VRDN:
Series RBC O 32, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,850,000	3,850,000
Series ROC II R 14014, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(d)	8,600,000	8,600,000
Series 2012 C, 0.13% 1/7/13, LOC Citibank NA, VRDN (a)	26,500,000	26,500,000
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 A, 0.13% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	565,000	565,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	21,165,000	21,165,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.11% 1/7/13, VRDN (a)	2,200,000	2,200,000
Participating VRDN Series RBC O 33, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,500,000	2,500,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	3,700,000	3,700,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	5,495,000	5,495,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.16% 1/7/13, LOC Citibank NA, VRDN (a)(c)	6,350,000	6,350,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.14% 1/7/13, LOC Fannie Mae, VRDN (a)(c)	6,700,000	6,700,000
(Hunt Club Apts. Proj.) 0.14% 1/7/13, LOC Fannie Mae, VRDN (a)(c)	6,595,000	6,595,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2007 B, 0.16% 1/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(c)	75,300,000	75,300,000
Series 2009 D, 0.14% 1/7/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	35,470,000	35,470,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan State Univ. Revs. Series 2000 A, 0.15% 1/7/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	$ 2,100,000	$ 2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.29% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	900,000	900,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.11% 1/2/13, VRDN (a)	34,350,000	34,350,000
(Almond Products, Inc. Proj.) 0.29% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	5,715,000	5,715,000
(BC & C Proj.) 0.23% 1/7/13, LOC Comerica Bank, VRDN (a)(c)	475,000	475,000
(Consumers Energy Co. Proj.) 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,500,000	4,500,000
(Evangelical Homes of Michigan Proj.) Series 2008, 0.18% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	6,800,000	6,800,000
(Greenpath, Inc. Proj.) Series 2011, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,705,000	5,705,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.14% 1/2/13, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(S & S LLC Proj.) Series 2000, 0.4% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(c)	1,005,000	1,005,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.13% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.14% 1/7/13, LOC Comerica Bank, VRDN (a)	10,250,000	10,250,000
(Van Andel Research Institute Proj.) Series 2008, 0.13% 1/7/13, LOC Bank of America NA, VRDN (a)	100,400,000	100,399,999
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	10,330,000	10,330,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.28% 1/7/13, LOC Bank of America NA, VRDN (a)	8,225,000	8,225,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.2% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	4,300,000	4,300,000
Univ. of Michigan Univ. Rev. Series 2012 D2, 0.12% 1/7/13, VRDN (a)	10,000,000	10,000,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.16% 1/7/13, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	5,650,000	5,650,000
Wayne County Arpt. Auth. Rev.:
0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)(c)	8,995,000	8,995,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Wayne County Arpt. Auth. Rev.: - continued
0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(c)	$ 8,975,000	$ 8,975,000
0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	13,000,000	13,000,000
		635,549,999
Minnesota - 0.3%
St. Paul City Port Auth. District Heating Rev. Series 2009 8R, 0.19% 1/7/13, LOC Deutsche Bank AG, VRDN (a)(c)	3,060,000	3,060,000
Nebraska - 0.2%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)(c)	1,000,000	1,000,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(c)	600,000	600,000
		1,600,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	100,000	100,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(c)	500,000	500,000
		600,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.22% 1/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	700,000	700,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.24% 1/7/13, VRDN (a)	2,300,000	2,300,000
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.18% 1/7/13, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
		3,300,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.13% 1/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,770,000	1,770,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.19% 1/2/13, VRDN (a)	$ 1,000,000	$ 1,000,000
Texas - 0.1%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2000, 0.14% 1/7/13, VRDN (a)(c)	1,000,000	1,000,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)	1,510,000	1,510,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1046, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,000,000	1,000,000
		2,510,000
TOTAL VARIABLE RATE DEMAND NOTE		660,589,999
Other Municipal Debt - 21.6%

Kentucky - 0.2%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (c)	1,400,000	1,400,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 1993 B, 0.45% tender 1/15/13, CP mode	2,000,000	2,000,000
Michigan - 20.7%
Clarkston Cmnty. Schools Bonds 5% 5/1/13	2,750,000	2,791,734
Michigan Bldg. Auth. Rev.:
Bonds:
(Facilities Prog.) Series 2011 A, 5% 10/15/13	1,110,000	1,151,611
Series I, 5.25% 10/15/13	2,000,000	2,077,831
Series 6, 0.21% 1/17/13, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	47,280,000	47,280,000
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 2% 7/1/13	32,870,000	33,165,459
Series 2012, 2% 1/1/14	3,800,000	3,867,326
Michigan Gen. Oblig. Bonds:
Series 2001, 5.5% 12/1/13	3,500,000	3,668,718
Series 2003 A, 5% 5/1/13	1,600,000	1,624,137
Series 2012 A, 5% 9/15/13	1,300,000	1,343,132
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2010 F4, 1.35%, tender 4/1/13 (a)	$ 5,925,000	$ 5,941,690
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.22%, tender 7/29/13 (a)	7,600,000	7,600,000
0.22%, tender 7/29/13 (a)	8,800,000	8,800,000
0.22%, tender 7/29/13 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.16% tender 1/2/13, CP mode	17,300,000	17,300,000
0.16% tender 2/12/13, CP mode	10,595,000	10,595,000
0.19% tender 2/4/13, CP mode	11,915,000	11,915,000
Series 2002 A, 5.75% 4/1/13 (Pre-Refunded to 4/1/13 @ 100)	10,150,000	10,288,186
Series 2012 A, 2% 6/1/13	7,340,000	7,392,017
Michigan Muni. Bond Auth. Rev. Bonds:
Series 2002, 5.5% 10/1/13	5,000,000	5,198,259
Series 2010, 5% 10/1/13	2,095,000	2,169,793
Michigan State Univ. Revs. Bonds:
Series 2010 C, 5% 2/15/13	2,500,000	2,514,714
Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	7,625,000	7,625,000
Michigan Trunk Line Fund Rev. Bonds Series 2004, 5.25% 11/1/13	1,000,000	1,041,756
Troy School District Bonds Series 2004, 5% 5/1/13 (Michigan Gen. Oblig. Guaranteed)	1,090,000	1,106,607
		203,557,970
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (c)	1,600,000	1,600,000
Series A1, 0.4% tender 1/16/13, CP mode (c)	600,000	600,000
		2,200,000
Virginia - 0.3%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.95% tender 1/4/13, CP mode (c)	3,200,000	3,200,000
TOTAL OTHER MUNICIPAL DEBT		212,357,970
Investment Company - 9.0%
	Principal Amount	Value
Fidelity Municipal Cash Central Fund, 0.16% (b)(f)	$ 88,658,000	$ 88,658,000
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $961,605,969)		961,605,969
NET OTHER ASSETS (LIABILITIES) - 2.4%		23,993,794
NET ASSETS - 100%		$ 985,599,763
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,625,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.27%, tender 6/13/13 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,625,000
(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 111,471
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $872,947,969)	$ 872,947,969
Fidelity Central Funds (cost $88,658,000)	88,658,000
Total Investments (cost $961,605,969)		$ 961,605,969
Cash		18,916,385
Receivable for fund shares sold		19,787,050
Interest receivable		951,806
Distributions receivable from Fidelity Central Funds		12,766
Prepaid expenses		1,926
Other receivables		1,013
Total assets		1,001,276,915

Liabilities
Payable for investments purchased	$ 3,700,014
Payable for fund shares redeemed	11,704,388
Distributions payable	262
Accrued management fee	102,736
Other affiliated payables	137,487
Other payables and accrued expenses	32,265
Total liabilities		15,677,152

Net Assets		$ 985,599,763
Net Assets consist of:
Paid in capital		$ 985,599,016
Accumulated undistributed net realized gain (loss) on investments		747
Net Assets, for 984,642,216 shares outstanding		$ 985,599,763
Net Asset Value, offering price and redemption price per share ($985,599,763 ÷ 984,642,216 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 1,617,951
Income from Fidelity Central Funds		111,471
Total income		1,729,422

Expenses
Management fee	$ 3,194,267
Transfer agent fees	1,374,080
Accounting fees and expenses	107,219
Custodian fees and expenses	11,759
Independent trustees' compensation	3,157
Registration fees	32,771
Audit	37,273
Legal	10,427
Miscellaneous	5,754
Total expenses before reductions	4,776,707
Expense reductions	(3,134,975)	1,641,732
Net investment income (loss)		87,690
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51
Capital gain distributions from Fidelity Central Funds	422
Total net realized gain (loss)		473
Net increase in net assets resulting from operations		$ 88,163

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 87,690	$ 86,215
Net realized gain (loss)	473	(10)
Net increase in net assets resulting from operations	88,163	86,205
Distributions to shareholders from net investment income	(87,525)	(86,008)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,293,893,207	2,427,760,562
Reinvestment of distributions	85,435	85,070
Cost of shares redeemed	(2,184,015,562)	(2,442,465,101)
Net increase (decrease) in net assets and shares resulting from share transactions	109,963,080	(14,619,469)
Total increase (decrease) in net assets	109,963,718	(14,619,272)

Net Assets
Beginning of period	875,636,045	890,255,317
End of period	$ 985,599,763	$ 875,636,045

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.017
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.017
Distributions from net investment income	- D	- D	- D	- D	(.017)
Distributions from net realized gain	-	-	-	- D	-
Total distributions	- D	- D	- D	- D	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	1.68%
Ratios to Average Net Assets B,C
Expenses before reductions	.55%	.55%	.55%	.60%	.54%
Expenses net of fee waivers, if any	.19%	.22%	.30%	.48%	.54%
Expenses net of all reductions	.19%	.22%	.30%	.48%	.48%
Net investment income (loss)	.01%	.01%	.01%	.02%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 985,600	$ 875,636	$ 890,255	$ 902,486	$ 1,121,825

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 619,860,744	$ 49,082,922	$ (164,736)	$ 48,918,186
Fidelity Michigan Municipal Money Market Fund	961,605,969	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 72,122	$ 387,351	$ 48,918,186
Fidelity Michigan Municipal Money Market Fund	892	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,650,013	$ 220,908	$ 23,870,921
Fidelity Michigan Municipal Money Market Fund	87,525	-	87,525
December 31, 2011
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,214,211	$ 352,543	$ 23,566,754
Fidelity Michigan Municipal Money Market Fund	86,062	-	86,062

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $116,949,220 and $62,373,669, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.16%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,769

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,133,739.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 7,114	$ 5,374	$ 5
Fidelity Michigan Municipal MoneyMarket Fund	1,236	-	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 13, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director ofFMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice Presidentof FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2012

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	2/11/13	02/08/13	$0.008
Fidelity Michigan Municipal Money Market Fund	2/11/13	02/08/13	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$588,642
Fidelity Michigan Municipal Money Market Fund	$347

During fiscal year ended 2012, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 0.85% of Fidelity Michigan Municipal Income Fund and 25.89% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the fourth quartile for the three-year period, and the third quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Michigan Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds;(vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MIR-UANN-0213
1.787737.109

Fidelity®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Minnesota Municipal Income Fund	4.91%	5.14%	4.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Kevin Ramundo Portfolio Manager of Fidelity® Minnesota Municipal Income Fund: For the year, the fund returned 4.91%, while the Barclays Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index - which tracks the types of securities in which the fund investments - rose 5.18%. (This benchmark was modified on January 25, 2012, to include a 2% cap on tobacco bonds.) Versus the benchmark, the fund benefited from two sector decisions and yield-curve positioning, offsetting the negative impact of holding certain Puerto Rico bonds. The fund benefited from underweighting housing bonds, which lagged due to rising prepayment fears, and overweighting health care bonds, which outperformed as yield-hungry investors gravitated to the sector. The fund's overweighting in bonds with maturities between 20 and 30 years was beneficial because they outpaced their intermediate-term counterparts. The fund's investments in Puerto Rico bonds underperformed due to worries about the U.S. territory's weak economy and deteriorating fiscal situation. They suffered a significant sell-off in December, following a downgrade by one credit rating agency.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Actual	.49%	$ 1,000.00	$ 1,020.00	$ 2.49
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.67	$ 2.49

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	37.1	32.6
Health Care	18.7	18.9
Electric Utilities	13.1	12.1
Escrowed/Pre-Refunded	8.4	8.8
Education	7.8	7.2
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	5.3	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	5.4	5.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 6.7%	AAA 6.4%
AA,A 82.9%	AA,A 82.6%
BBB 5.3%	BBB 5.0%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.4%	Not Rated 0.4%
Short-Term Investments and Net Other Assets (Liabilities) 4.1%	Short-Term Investments and Net Other Assets (Liabilities) 5.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 95.9%
	Principal Amount	Value
Guam - 0.5%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,512,090
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,296,724
		2,808,814
Minnesota - 93.7%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,160,630
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,743,086
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	608,417
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,263,516
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,195,560
5.25% 10/1/25	1,955,000	2,129,093
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.) Series 2012 A:
5% 2/1/19	4,090,000	5,000,598
5% 2/1/22	4,975,000	6,316,658
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	872,760
Series 2009 A:
4% 2/1/16	1,000,000	1,101,500
5% 2/1/17	1,000,000	1,163,680
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,518,941
4% 3/1/17	1,495,000	1,598,888
4% 3/1/18	1,235,000	1,329,058
5% 3/1/30	2,770,000	2,854,125
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,000,000	3,010,260
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Elk River Independent School District #728: - continued
Series 2002 A:
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	$ 3,600,000	$ 3,612,996
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100)	1,000,000	1,068,050
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,947,895
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	6,216,409
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,169,920
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,970,000	1,991,709
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,065,000	2,087,756
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	2,165,000	2,188,858
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100)	1,260,000	1,273,885
Lakeville Independent School District #194:
Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/22 @ 100)	1,000,000	1,003,420
Series 2012 D:
5% 2/1/18	5,185,000	6,169,113
5% 2/1/20	1,570,000	1,936,344
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,099,740
5.25% 5/1/24	1,500,000	1,619,430
5.25% 5/1/25	2,000,000	2,150,880
5.25% 5/1/28	3,720,000	3,954,434
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,633,550
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,496,620
Series 2010 A, 5.25% 8/15/25	1,000,000	1,148,440
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	562,890
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.: - continued
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	$ 800,000	$ 833,456
6% 12/1/19	2,815,000	2,944,546
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,158,600
5% 1/1/35 (AMBAC Insured)	8,500,000	9,064,315
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,235,130
Series 2007 A, 5% 1/1/21	5,000,000	5,765,850
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,304,640
Series 2008 A:
5% 1/1/13 (b)	655,000	655,000
5% 1/1/14 (b)	3,000,000	3,131,850
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,685,427
Series 2012 B, 5% 1/1/26	1,250,000	1,474,888
Series 2012, 5% 1/1/27	1,500,000	1,762,020
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,239,586
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	3,092,796
4% 12/1/21	2,330,000	2,563,326
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	5,120,000	5,334,426
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	4,246,305
Minneapolis Spl. School District #1 Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,093,700
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,680,961
5% 6/1/21	2,000,000	2,415,280
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	461,434
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	4,194,000
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.): - continued
Series 2008 C1:
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	$ 1,660,000	$ 1,951,048
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,937,850
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,252,290
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,952,806
Series 2009 A, 5% 12/1/23	15,540,000	19,142,320
Series 2009 H, 5% 11/1/21	4,590,000	5,692,243
Series 2010 A, 5% 8/1/27	5,000,000	6,160,050
Series 2010 D:
5% 8/1/21	1,000,000	1,257,050
5% 8/1/22	5,000,000	6,264,850
5% 8/1/23	10,000,000	12,448,600
Series 2011 B:
5% 10/1/24	2,500,000	3,105,500
5% 10/1/30	3,000,000	3,643,320
Series 2012 A, 5% 8/1/24	5,000,000	6,311,050
5% 11/1/15	5,135,000	5,580,821
5% 6/1/21	8,585,000	9,838,668
5% 8/1/22	2,600,000	3,067,766
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100)	9,155,000	9,914,682
5% 11/1/26	4,270,000	4,890,303
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,097,530
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,639,565
5% 10/1/23	1,000,000	1,167,010
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,766,509
5% 10/1/19	1,000,000	1,150,170
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,611,459
5% 3/1/22	2,535,000	2,850,962
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,101,310
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,847,852
Series Six-I, 5% 4/1/23	1,000,000	1,110,650
Series Six-X, 5.25% 4/1/39	1,500,000	1,626,570
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
Series Seven-Q:
5% 10/1/17	$ 495,000	$ 563,285
5% 10/1/18	400,000	461,020
5% 10/1/19	780,000	906,563
5% 10/1/20	1,140,000	1,327,222
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	9,193,009
Series 2007, 5.25% 10/1/22	1,000,000	1,134,660
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,534,375
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,637,460
Series 2009 A:
4% 10/1/17	1,445,000	1,640,220
4% 10/1/18	1,490,000	1,718,998
4% 10/1/19	1,550,000	1,798,636
4% 10/1/20	1,580,000	1,821,392
Series 2011 A, 5% 10/1/30	1,495,000	1,794,598
Minnesota State Gen. Fdg. Rev. Series 2012 B:
5% 3/1/27	4,340,000	5,262,641
5% 3/1/28	4,275,000	5,160,395
5% 3/1/29	2,250,000	2,703,735
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,778,608
5% 8/1/17 (FSA Insured)	1,575,000	1,803,517
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	1,000,000	1,000,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,375,540
Series 2010 A1:
5% 1/1/19	3,000,000	3,590,040
5% 1/1/20	2,100,000	2,524,326
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,557,130
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,069,860
5.5% 11/1/16	1,025,000	1,153,617
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	$ 800,000	$ 800,000
5% 1/1/15 (AMBAC Insured)	715,000	717,217
Ramsey County Gen. Oblig.:
Series 2003 A, 5% 2/1/18	1,530,000	1,535,554
Series 2012 B:
5% 2/1/19	1,585,000	1,949,376
5% 2/1/20	1,635,000	2,047,641
5% 2/1/21	1,350,000	1,713,933
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,284,360
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,565,516
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,584,640
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,156,260
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,845,037
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,448,530
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,329,284
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,568,600
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	1,052,800
Saint Paul Independent School District #625:
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	220,752
5% 2/1/18 (FSA Insured)	395,000	396,351
Series 2004 B, 5% 2/1/17 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,300,000	1,412,970
Series 2004 C, 5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/15 @ 100)	1,025,000	1,114,073
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,654,050
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,093,600
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/13	430,000	436,562
5% 8/1/14	455,000	472,381
5% 8/1/15	480,000	506,659
5% 8/1/16	500,000	532,950
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.: - continued
Series 2003 12:
5.125% 12/1/27	$ 5,000,000	$ 5,206,000
5.25% 12/1/18	3,685,000	3,848,614
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,568,283
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,379,661
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	11,783,971
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,300,580
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,226,295
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,073,790
Series 2009 A:
5% 1/1/13	2,500,000	2,500,000
5% 1/1/14	960,000	1,004,448
5.25% 1/1/30	2,000,000	2,301,880
5.5% 1/1/24	500,000	595,860
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/15 @ 100)	2,085,000	2,092,131
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/16 @ 100)	2,230,000	2,237,627
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/17 @ 100)	2,400,000	2,408,208
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,349,840
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	617,797
5.75% 7/1/30	3,715,000	4,226,704
Series 2009, 5.75% 7/1/39	9,000,000	10,189,170
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	264,881
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
Series 2007 A:
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,100,000	$ 2,354,310
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,331,260
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,523,087
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	270,365
5% 5/15/16	345,000	381,349
5.25% 5/15/17	590,000	659,313
5.25% 5/15/26	1,000,000	1,066,410
5.25% 5/15/36	1,000,000	1,050,870
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,251,225
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,298,640
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	236,970
5.125% 4/1/34	1,000,000	1,148,300
5.25% 4/1/29	1,000,000	1,178,210
Series 2009 C:
5% 12/1/17	1,000,000	1,190,060
5% 12/1/21	1,000,000	1,204,260
Series 2011 D:
5% 12/1/23	1,180,000	1,472,982
5% 12/1/26	1,020,000	1,256,375
5% 12/1/36	1,000,000	1,181,010
Univ. of Minnesota Spl. Purp. Rev.:
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,567,611
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,550,778
5% 8/1/29	4,000,000	4,472,160
Series 2010 A, 5% 8/1/25	1,800,000	2,186,262
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	457,833
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured) (Pre-Refunded to 2/1/22 @ 100)	1,495,000	1,654,711
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,099,550
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	4,090,988
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	$ 630,000	$ 685,352
Series 2003 A, 5% 1/1/30 (Pre-Refunded to 1/1/13 @ 100)	3,000,000	3,000,000
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,239,620
Series 2012 A:
5% 1/1/26	5,000,000	6,163,800
5% 1/1/27	1,750,000	2,150,330
		523,417,123
Puerto Rico - 1.5%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	638,466
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2009 A, 6% 8/1/42	1,000,000	1,068,680
Series 2011 C:
0% 8/1/37	6,800,000	1,716,864
0% 8/1/38	1,310,000	308,872
0% 8/1/39	19,550,000	4,333,844
		8,066,726
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	1,000,000	1,098,780
TOTAL INVESTMENT PORTFOLIO - 95.9% (Cost $499,430,874)	535,391,443
NET OTHER ASSETS (LIABILITIES) - 4.1%	22,961,432
NET ASSETS - 100%	$ 558,352,875
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	37.1%
Health Care	18.7%
Electric Utilities	13.1%
Escrowed/Pre-Refunded	8.4%
Education	7.8%
Transportation	6.5%
Others* (Individually Less Than 5%)	8.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $499,430,874)		$ 535,391,443
Cash		17,364,826
Receivable for fund shares sold		811,478
Interest receivable		6,716,020
Prepaid expenses		1,335
Other receivables		2,949
Total assets		560,288,051

Liabilities
Payable for fund shares redeemed	$ 1,195,134
Distributions payable	422,724
Accrued management fee	169,986
Other affiliated payables	102,056
Other payables and accrued expenses	45,276
Total liabilities		1,935,176

Net Assets		$ 558,352,875
Net Assets consist of:
Paid in capital		$ 521,237,656
Undistributed net investment income		109,670
Accumulated undistributed net realized gain (loss) on investments		1,044,980
Net unrealized appreciation (depreciation) on investments		35,960,569
Net Assets, for 46,563,598 shares outstanding		$ 558,352,875
Net Asset Value, offering price and redemption price per share ($558,352,875 ÷ 46,563,598 shares)		$ 11.99

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 19,487,127

Expenses
Management fee	$ 1,987,500
Transfer agent fees	457,850
Accounting fees and expenses	136,382
Custodian fees and expenses	6,421
Independent trustees' compensation	1,990
Registration fees	42,547
Audit	49,773
Legal	5,153
Miscellaneous	4,144
Total expenses before reductions	2,691,760
Expense reductions	(19,624)	2,672,136
Net investment income (loss)		16,814,991
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,904,427
Change in net unrealized appreciation (depreciation) on investment securities		7,300,524
Net gain (loss)		9,204,951
Net increase (decrease) in net assets resulting from operations		$ 26,019,942

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,814,991	$ 17,307,768
Net realized gain (loss)	1,904,427	2,028,016
Change in net unrealized appreciation (depreciation)	7,300,524	23,563,920
Net increase (decrease) in net assets resulting from operations	26,019,942	42,899,704
Distributions to shareholders from net investment income	(16,764,965)	(17,313,267)
Distributions to shareholders from net realized gain	(694,638)	(2,223,703)
Total distributions	(17,459,603)	(19,536,970)
Share transactions Proceeds from sales of shares	89,995,969	74,910,585
Reinvestment of distributions	12,563,280	13,858,387
Cost of shares redeemed	(71,860,327)	(90,716,185)
Net increase (decrease) in net assets resulting from share transactions	30,698,922	(1,947,213)
Redemption fees	1,313	4,082
Total increase (decrease) in net assets	39,260,574	21,419,603

Net Assets
Beginning of period	519,092,301	497,672,698
End of period (including undistributed net investment income of $109,670 and undistributed net investment income of $39,589, respectively)	$ 558,352,875	$ 519,092,301
Other Information Shares
Sold	7,511,037	6,529,176
Issued in reinvestment of distributions	1,046,586	1,202,602
Redeemed	(5,994,406)	(7,968,872)
Net increase (decrease)	2,563,217	(237,094)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.25	$ 11.38	$ 10.74	$ 11.22
Income from Investment Operations
Net investment income (loss) B	.371	.403	.393	.403	.430
Net realized and unrealized gain (loss)	.204	.601	(.115)	.648	(.460)
Total from investment operations	.575	1.004	.278	1.051	(.030)
Distributions from net investment income	(.370)	(.403)	(.394)	(.404)	(.430)
Distributions from net realized gain	(.015)	(.051)	(.014)	(.007)	(.020)
Total distributions	(.385)	(.454)	(.408)	(.411)	(.450)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.99	$ 11.80	$ 11.25	$ 11.38	$ 10.74
Total Return A	4.91%	9.09%	2.42%	9.89%	(.28)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.51%	.50%
Expenses net of all reductions	.49%	.49%	.49%	.51%	.47%
Net investment income (loss)	3.09%	3.50%	3.41%	3.59%	3.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 558,353	$ 519,092	$ 497,673	$ 473,438	$ 372,276
Portfolio turnover rate	15%	9%	13%	7%	9%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 36,565,164
Gross unrealized depreciation	(604,595)
Net unrealized appreciation (depreciation) on securities and other investments	$ 35,960,569

Tax Cost	$ 499,430,874

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 110,032
Undistributed ordinary income	$ 227,970
Undistributed long-term capital gain	$ 859,311
Net unrealized appreciation (depreciation)	$ 35,960,569

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 16,764,965	$ 17,313,267
Long-term Capital Gains	694,638	2,223,703
Total	$ 17,459,603	$ 19,536,970

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $95,212,535 and $75,908,810, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,462 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $6,050 and $13,570 and $4, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey and Elizabeth S. Acton, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Minnesota Municipal Income Fund voted to pay on February 11, 2013, to shareholders of record at the opening of business on February 8, 2013, a distribution of $0.025 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $1,553,950, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 1.44% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Minnesota Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the fourth quartile for the one- and three-year periods and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Minnesota Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MNF-UANN-0213
1.787738.109

Fidelity®

Municipal Income

Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	7.92%	5.74%	5.07%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Municipal Income Fund: For the year, the fund returned 7.92%, while the Barclays 3+ Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.52%. The fund's significant underweighting in Puerto Rico bonds and overweighting in health care securities were the two primary factors leading to its outperformance. Puerto Rico bonds lagged the municipal market because investors became increasingly concerned about the territory's poor economic prospects, high debt load and dramatically underfunded pensions. In December, the bonds suffered a significant sell-off after one of the major credit rating agencies cut Puerto Rico's credit rating to one level above speculative grade. The fund's larger-than-benchmark stake in health care bonds contributed because the sector was one of the muni market's biggest gainers as yield-hungry investors clamored for these bonds, which offer attractive yields relative to other sectors. Detracting from the fund's performance was its underweighting in industrial development bonds, which, like health care bonds, drew heavy demand from investors looking for yield, and outperformed the index as a result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Actual	.46%	$ 1,000.00	$ 1,035.30	$ 2.35
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,022.82	$ 2.34

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	18.3	18.4
Illinois	13.0	13.5
New York	12.4	12.3
Texas	9.7	10.6
Florida	9.5	9.0
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.6	35.1
Health Care	17.4	16.1
Water & Sewer	10.0	10.6
Transportation	9.3	9.5
Special Tax	7.9	8.8
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.0	5.9

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.1	7.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 7.7%	AAA 8.6%
AA,A 80.8%	AA,A 79.5%
BBB 7.5%	BBB 8.6%
BB and Below 0.8%	BB and Below 0.3%
Not Rated 2.0%	Not Rated 1.7%
Short-Term Investments and Net Other Assets 1.2%	Short-Term Investments and Net Other Assets 1.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 98.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	$ 5,500	$ 5,493
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,463
		8,956
Arizona - 1.7%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,140
5.25% 10/1/20 (FSA Insured)	8,000	9,582
5.25% 10/1/26 (FSA Insured)	2,570	2,994
5.25% 10/1/28 (FSA Insured)	8,345	9,682
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,270
Series 2007 B, 1.051% 1/1/37 (c)	3,000	2,563
Series 2008 D:
5.5% 1/1/38	12,000	13,223
6% 1/1/27	2,600	3,033
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,872
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,703
5.25% 9/1/22	1,000	1,062
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,852
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,804
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,278
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	4,012
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,214
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	12,000	14,653
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,222
5% 7/1/23	2,000	2,439
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	$ 1,500	$ 1,826
Series 2012 A:
5% 7/1/24	1,140	1,387
5% 7/1/26	1,000	1,194
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	4,103
5.5% 12/1/29	7,900	9,642
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	932
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,497
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,097
5% 6/1/31 (AMBAC Insured)	2,025	2,197
		116,473
California - 18.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,343
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,978
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	7,367
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,294
California Dept. of Wtr. Resources:
(Central Valley Proj.):
Series AL:
5% 12/1/19	1,300	1,629
5% 12/1/22	5,875	7,531
Series AM, 5% 12/1/22 (b)	6,500	8,218
Series AI:
5% 12/1/16	2,195	2,557
5% 12/1/18	10,315	12,650
5% 12/1/19	1,000	1,253
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	8,442
Series A, 5% 7/1/18	5,700	6,885
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,140	$ 1,951
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,804
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,422
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,529
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	211
5% 3/1/19	1,800	2,125
5% 8/1/19	16,310	18,732
5% 8/1/20	5,355	6,134
5% 10/1/22	2,300	2,728
5% 11/1/22	3,100	3,611
5% 12/1/22	6,800	7,940
5% 11/1/24	1,600	1,845
5% 3/1/26	5,100	5,617
5% 6/1/27 (AMBAC Insured)	4,100	4,370
5% 9/1/27	10,500	11,688
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	2,195	2,203
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	2,305	2,313
5% 9/1/31	22,500	24,811
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,848
5% 9/1/32	24,995	27,478
5% 9/1/33	19,115	20,972
5% 9/1/35	4,050	4,420
5.125% 11/1/24	4,300	4,442
5.125% 2/1/26	2,500	2,601
5.25% 2/1/16	1,320	1,355
5.25% 2/1/16 (Pre-Refunded to 8/1/13 @ 100)	2,480	2,551
5.25% 2/1/19	165	169
5.25% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	5,455	5,612
5.25% 2/1/20	40	41
5.25% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	1,960	2,016
5.25% 9/1/23	24,300	29,642
5.25% 2/1/24	4,000	4,095
5.25% 2/1/28	4,800	4,910
5.25% 11/1/28	4,485	4,630
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 12/1/33	$ 160	$ 168
5.25% 4/1/35	12,000	13,985
5.25% 3/1/38	9,000	10,126
5.25% 11/1/40	3,200	3,721
5.5% 8/1/27	14,700	17,367
5.5% 4/1/28	10	11
5.5% 8/1/29	9,850	11,552
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	40,887
5.5% 3/1/40	5,900	6,922
5.6% 3/1/36	2,550	3,028
5.75% 4/1/31	5,020	5,938
6% 3/1/33	23,800	29,741
6% 4/1/38	19,600	23,478
6% 11/1/39	10,020	12,193
6.5% 4/1/33	7,900	9,839
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	2,160	2,350
Series 2008 L, 5.125% 7/1/22	3,635	3,954
Series 2009 E, 5.625% 7/1/25	10,000	11,525
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,039
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,749
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	11,172
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	15,234
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	5,900	6,242
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,720
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,890
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,559
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,704
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	$ 3,515	$ 3,904
5% 3/1/22	1,695	1,866
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,394
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,939
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	935	939
(Various Cap. Projects) Series 2011 A:
5% 10/1/27	10,000	11,404
5.25% 10/1/26	5,000	5,817
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/25	4,700	5,454
5% 4/1/26	13,495	15,600
Series 2012 G, 5% 11/1/25	4,000	4,650
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,860
5% 12/1/23	7,355	8,566
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,702
Series 2005 H:
5% 6/1/17	5,000	5,435
5% 6/1/18	10,300	11,162
Series 2005 J, 5% 1/1/17	6,105	6,762
Series 2009 G1, 5.75% 10/1/30	2,500	2,922
Series 2009 I:
6.125% 11/1/29	1,600	1,964
6.375% 11/1/34	4,600	5,657
Series 2010 A, 5.75% 3/1/30	4,900	5,704
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	3,079
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,874
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	5,544
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	27,367
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	13,889
Series 2012 A, 5% 4/1/42	7,200	8,028
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 9,380	$ 9,609
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,748
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,085
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,576
Foothill-De Anza Cmnty. College District Series C, 5% 8/1/40	5,000	5,678
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	5,070
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,805
5.75% 1/15/40	6,300	6,305
5.875% 1/15/27	2,500	2,581
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	27,395	28,483
5% 6/1/45	5,305	5,516
5% 6/1/45 (FSA Insured)	445	465
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,532
5.5% 8/1/29	2,000	2,370
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	8,654
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,079
5% 9/1/19 (AMBAC Insured)	2,545	2,730
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/20 (b)	21,300	25,859
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,357
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,986
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	6,207
5% 3/1/27	2,000	2,263
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34	9,715	11,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev.: - continued
Series 2012 B, 5% 6/1/28	$ 16,785	$ 20,299
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,215
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	2,164
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,626
Newport Beach Rev.:
(Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,421
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	5,100	5,122
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,511
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,881
Series 2012:
5% 1/15/26	4,535	5,330
5% 1/15/28	4,345	5,038
5% 1/15/29	5,370	6,185
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,724
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.):
Series 2012 A, 5% 2/1/24	8,200	9,501
Series 2012 A. 5% 2/1/19	4,190	4,869
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	8,027
Series 2012 P:
5% 5/1/23 (f)	6,455	7,584
5% 5/1/24 (f)	9,900	11,526
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,716
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	2,031
Series B:
0% 8/1/37	7,800	2,379
0% 8/1/38	10,200	2,950
0% 8/1/39	20,100	5,524
0% 8/1/40	3,000	783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Poway Unified School District: - continued
0% 8/1/41	$ 13,610	$ 3,375
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	5,980	5,786
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,151
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	12,172
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,722
6.375% 8/1/26	4,080	5,100
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	3,034
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,840
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,296
0% 7/1/39	9,650	2,535
0% 7/1/41	21,370	4,978
Series 2008 E:
0% 7/1/47 (a)	7,400	2,862
0% 7/1/49	25,500	3,889
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,920
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	7,572
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	3,172
Series A, 5% 8/1/38	5,150	5,783
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,344
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,908
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,381
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,411
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	$ 45,225	$ 50,822
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,576
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,560
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,489
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,103
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	1,110	1,125
5.5% 5/15/16 (AMBAC Insured)	1,170	1,185
5.5% 5/15/17 (AMBAC Insured)	1,235	1,250
5.5% 5/15/19 (AMBAC Insured)	1,375	1,390
5.5% 5/15/22 (AMBAC Insured)	370	374
5.5% 5/15/23 (AMBAC Insured)	380	384
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,997
5.5% 5/15/17 (AMBAC Insured)	2,545	2,662
Series 2009 O:
5.25% 5/15/39	2,400	2,753
5.75% 5/15/30	12,000	14,652
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,530
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	6,106
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,319
5% 7/1/27	1,840	1,957
Series 2009 A, 5.75% 7/1/24	1,705	1,984
Series 2010 A, 5.5% 7/1/38	3,815	4,180
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,451
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
West Contra Costa Unified School District: - continued
Series 2012:
5% 8/1/24	$ 3,625	$ 4,264
5% 8/1/25	10,000	11,690
		1,241,535
Colorado - 1.4%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	4,367
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,719
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,949
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	5,113
0% 7/15/22 (Escrowed to Maturity)	15,700	12,733
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	1,115	1,257
5% 9/1/22	1,500	1,667
Colorado Springs Utils. Rev. Series 2012 C2, 5% 11/15/37	3,000	3,487
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Pre-Refunded to 9/1/14 @ 100)	33,385	36,070
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,775
5% 11/15/15 (f)	3,000	3,340
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,134
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,657
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,104
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,301
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev.: - continued
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,075	$ 9,167
Series 2010 A, 0% 9/1/41	9,600	2,198
Series 2010 C, 5.375% 9/1/26	1,000	1,102
		98,140
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	9,418
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,909
Series B, 4.75% 6/1/32	2,200	2,404
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	27,498
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	5,552
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	5,236
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	11,249
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,295
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,733
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,138
5.25% 7/1/27	4,390	5,129
5.25% 7/1/28	3,000	3,493
		78,054
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	3,870	4,254
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,775
Brevard County School Board Ctfs. of Prtn.Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,543
5% 7/1/25 (AMBAC Insured)	3,540	3,967
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	6,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	$ 1,000	$ 1,092
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,092
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Pre-Refunded to 7/1/13 @ 100)	6,060	6,209
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	3,000	3,074
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,180
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,186
Series 2012 A:
5% 7/1/23	21,020	24,717
5% 7/1/27	5,695	6,533
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	10,047
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,265
Citizens Property Ins. Corp.:
Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,461
5% 6/1/16 (FSA Insured)	7,500	8,411
Series 2011 A1:
5% 6/1/19	1,715	2,008
5% 6/1/20	3,000	3,547
Series 2012 A1, 5% 6/1/21	8,400	9,907
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,285	28,273
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,069
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,377
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,993
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Series 2003 J, 5% 6/1/31 (Pre-Refunded to 6/1/13 @ 101)	$ 2,500	$ 2,574
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	15,199
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,200	3,704
Series 2011 E:
5% 6/1/24	6,600	8,017
5% 6/1/27	6,500	7,780
Series 2011 F, 5% 6/1/23	6,045	7,495
Series A, 5.5% 6/1/38	2,000	2,394
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,243
5% 10/1/17	2,130	2,360
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,712
5% 7/1/18	3,320	3,660
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33 (Pre-Refunded to 7/1/13 @ 101)	395	408
Series 2008 A, 5.25% 7/1/37	3,000	3,454
Series 2011 B, 5% 7/1/23	10,175	12,450
Series 2012 A, 5% 7/1/25	8,940	10,854
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,713
Series A, 6.25% 10/1/31	3,000	3,603
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,049
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,070
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	2,995	3,173
5.25% 6/1/19	2,375	2,631
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	3,575	3,853
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,121
5% 11/15/17	1,200	1,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2005 A:
5% 11/15/22	$ 1,000	$ 1,102
Series 2005 B:
5% 11/15/15	875	981
5% 11/15/15 (Escrowed to Maturity)	125	140
5% 11/15/16	1,040	1,153
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	168
5% 11/15/30	3,565	3,782
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	545
Series 2006 G:
5% 11/15/14	1,285	1,388
5% 11/15/14 (Escrowed to Maturity)	45	49
5% 11/15/15	965	1,082
5% 11/15/15 (Escrowed to Maturity)	35	39
5% 11/15/16	1,020	1,158
5% 11/15/16 (Escrowed to Maturity)	30	35
5.125% 11/15/17	2,750	3,128
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	110
5.125% 11/15/18	965	1,089
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	35	41
5.125% 11/15/19	1,930	2,169
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	81
Series 2008 B, 6% 11/15/37	11,000	13,010
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,176
5% 7/1/18	2,125	2,373
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,405	8,772
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,912
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	2,270	2,843
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	20,215
Series 2009 B, 5% 10/1/18	7,500	7,897
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Elec. Auth. Elec. Sys. Rev.: - continued
Series Three 2010 D, 5% 10/1/38	$ 8,100	$ 9,158
Jacksonville Sales Tax Rev.:
Series 2003, 5.25% 10/1/19 (Pre-Refunded to 10/1/13 @ 100)	1,500	1,556
Series 2012, 5% 10/1/24	5,500	6,608
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (f)	5,260	5,950
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	5,111
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,175
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,234
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,017
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	6,599
Series 2010 A1, 5.5% 10/1/30	3,000	3,512
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	15,297
Series 2012 A:
5% 10/1/23 (f)	7,500	8,793
5% 10/1/24 (f)	9,050	10,560
5% 10/1/30 (f)	6,095	6,898
5% 10/1/31 (f)	2,500	2,820
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	4,331
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	10,366
Series B, 5.25% 7/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,280
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,966
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,931
5% 8/1/18 (AMBAC Insured)	4,000	4,553
5% 8/1/20 (AMBAC Insured)	2,500	2,832
5% 8/1/21 (AMBAC Insured)	5,095	5,743
5% 8/1/22 (AMBAC Insured)	3,325	3,729
Series 2011 B, 5.625% 5/1/31	6,600	7,745
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	$ 2,255	$ 2,703
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,102
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,509
5.25% 12/1/37 (AMBAC Insured)	1,365	1,496
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,634
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,365
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Pre-Refunded to 1/1/13 @ 100)	2,800	2,800
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,256
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,273
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	3,023
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	4,313
Series 2012 A:
5% 10/1/23	2,300	2,911
5% 10/1/25	1,100	1,410
Series 2013 A:
5% 10/1/24 (b)	6,300	8,041
5% 10/1/25 (b)	4,800	6,151
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	11,100	13,047
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,250
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,350
5% 10/1/35 (FSA Insured)	5,000	5,376
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395	1,508
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,110
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,015	$ 2,247
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,824
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,810
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,914
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,795
Series 2010:
5% 10/1/25	4,140	4,506
5.25% 10/1/34	3,500	3,865
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,535
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	8,051
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,164
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,213
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/18	6,900	8,355
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	9,232
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,764
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,905
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,329
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,032
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,905
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A: - continued
5.25% 7/1/16 (AMBAC Insured)	$ 2,830	$ 3,058
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,171
		646,812
Georgia - 3.5%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,211
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	36,165	38,271
Series 2009 A:
6% 11/1/25	9,785	12,341
6.25% 11/1/39	10,800	13,273
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	12,368
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,528
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	9,150
6.125% 9/1/40	7,510	8,846
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,456
5.25% 10/1/41	5,600	6,409
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,826
5% 1/1/24	6,500	7,875
Georgia Gen. Oblig.:
Series 2007 E, 5% 8/1/22	575	672
Series 2009 I, 5% 7/1/20	10,250	12,982
Series 2011 E2, 5% 9/1/20	10,000	12,697
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	9,493
Series GG, 5% 1/1/22	4,000	5,005
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	4,161
5% 10/1/23	4,000	4,795
Greene County Dev. Auth. Health Sys. Rev. Series 2012, 5% 11/15/37 (b)	1,600	1,716
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	$ 1,915	$ 2,222
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	9,843
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,695
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	16,220
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,676
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	15,087
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,730
		240,548
Hawaii - 0.1%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,000	1,020
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,140	1,209
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,430	1,567
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,205	3,617
		7,413
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	5,078
6.75% 11/1/37	4,300	5,088
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,624
		12,790
Illinois - 13.0%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,810	1,393
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,425
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,200	$ 2,992
Series 2011A, 5.5% 12/1/39	7,900	9,133
Series 2012 A, 5% 12/1/42	19,200	21,120
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,588
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	4,222
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	16,819
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,444
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	2,181
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100)	2,000	2,093
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	742
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,499
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	453
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	22,051
Series 2009 A, 5% 1/1/27 (FSA Insured)	5,200	5,806
Series 2011 A, 5% 1/1/40	11,260	12,135
Series 2012 A, 5% 1/1/33	10,000	11,181
Series A, 5% 1/1/42 (AMBAC Insured)	40	40
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,910	2,910
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,060	3,069
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,878
5.25% 1/1/19 (AMBAC Insured)	1,780	1,823
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	6,800	7,613
Series 2011 C, 6.5% 1/1/41	19,400	24,796
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	8,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Park District Gen. Oblig.: - continued
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,690	$ 4,803
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,072
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,247
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,893
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,722
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,892
5% 6/1/20 (AMBAC Insured)	5,610	6,271
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,622
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,865
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,860
Series 2012 A, 5% 11/15/22	2,000	2,482
Series 2012 C, 5% 12/15/37	1,000	1,144
Cook County Gen. Oblig.:
Series 2004 B:
5.25% 11/15/26 (Pre-Refunded to 11/15/14 @ 100)	2,700	2,947
5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,528
Series 2010 A, 5.25% 11/15/33	19,775	22,397
Series 2012 C:
5% 11/15/24	9,400	11,162
5% 11/15/25	14,500	17,123
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	3,051
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,157
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,470
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A: - continued
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,372
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,715
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	22,776
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	3,033
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,383
5.5% 9/1/19	4,405	4,420
Illinois Edl. Facilities Auth. Rev. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	55
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (c)	3,860	4,230
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	3,321
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	5,147
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	7,192
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	8,683
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,143
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	3,035
6% 2/1/28 (AMBAC Insured)	2,080	2,342
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,304
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	9,986
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	13,636
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,000	4,647
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	28,680
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	15,346
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	9,916
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 D, 6.625% 11/1/39	$ 8,000	$ 9,674
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	15,775	17,357
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,537
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,967
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	6,415
Series 2012, 5% 11/15/43	4,395	4,713
Series 2008 A, 5.625% 1/1/37	25,735	28,158
Series 2009 A, 7.25% 11/1/38	1,280	1,589
Series 2009:
6.875% 8/15/38	430	516
7% 8/15/44	1,560	1,874
Series 2010 A:
5.5% 8/15/24	2,830	3,205
5.75% 8/15/29	2,320	2,624
Series 2012 A, 5% 5/15/22	2,120	2,462
Series 2012, 5% 9/1/38	11,000	11,621
5.25% 5/1/25	7,000	8,029
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,826
5.5% 1/1/31	3,000	3,651
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	7,409
Series 2012:
5% 3/1/23	4,000	4,595
5% 3/1/35	2,000	2,197
5% 3/1/37	1,000	1,093
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,253
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,218
6% 7/1/33	3,775	3,859
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,436
7% 4/1/14	975	1,010
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	3,000	3,005
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	$ 4,500	$ 5,496
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,772
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,192
5% 12/15/19	1,000	1,101
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,346
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,430
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,900
0% 12/1/21 (AMBAC Insured)	5,000	3,948
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	623
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,334
0% 12/1/16 (Escrowed to Maturity)	585	564
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,775
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,172
Lake County Forest Preservation District Series 2007 A, 0.556% 12/15/13 (c)	970	970
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (Pre-Refunded to 3/1/14 @ 101)	2,945	3,152
5.625% 3/1/21 (AMBAC Insured)	2,505	2,665
5.75% 3/1/19 (Escrowed to Maturity)	2,240	2,388
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,387
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,835
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,562
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,294
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/44 (FSA Insured)	$ 49,500	$ 10,637
Series 2012 B:
0% 12/15/51	16,200	2,305
5% 6/15/52	19,400	21,136
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,690
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,466
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,455
Series 1996 A, 0% 6/15/24	3,060	1,969
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	14,875
Series 2002, 0% 6/15/13 (Escrowed to Maturity)	4,155	4,145
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	10,245
0% 6/15/45 (FSA Insured)	27,900	5,655
0% 6/15/46 (FSA Insured)	6,250	1,190
0% 6/15/47 (FSA Insured)	16,540	2,998
Series A:
0% 6/15/13 (Escrowed to Maturity)	5,415	5,403
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,708
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	209
0% 6/15/15	7,915	7,502
0% 6/15/15 (Escrowed to Maturity)	5,355	5,263
0% 6/15/15 (Escrowed to Maturity)	1,730	1,700
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,298
Series 2007, 5% 11/15/14	1,000	1,047
5% 11/15/18	1,000	1,092
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	12,128
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,512
5% 10/1/18	1,435	1,694
5% 10/1/20	1,290	1,513
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 16,270	$ 15,016
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,522
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,800
Series 2009 A, 5.75% 4/1/38	7,805	8,828
Series 2010 A:
5% 4/1/25	5,125	5,877
5.25% 4/1/30	3,200	3,661
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	2,305	2,275
0% 11/1/14 (FSA Insured)	1,995	1,955
0% 11/1/16 (Escrowed to Maturity)	1,615	1,552
0% 11/1/16 (FSA Insured)	4,885	4,575
0% 11/1/17 (FSA Insured)	3,200	2,908
0% 11/1/19 (Escrowed to Maturity)	675	606
0% 11/1/19 (FSA Insured)	4,325	3,653
		880,142
Indiana - 3.1%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,093
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,731
5.25% 7/15/25 (Pre-Refunded to 7/15/15 @ 100)	1,720	1,927
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	6,026
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	980
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	523
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,112
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,682
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,900	33,001
Indiana Bond Bank Series B:
5% 2/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,940	1,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank Series B: - continued
5% 2/1/20 (Pre-Refunded to 8/1/13 @ 100)	$ 1,635	$ 1,679
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (c)(f)	3,500	3,729
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,659
Series 2009 A, 5.25% 11/1/39	5,300	5,828
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,857
Series 2012:
5% 3/1/30	2,500	2,773
5% 3/1/41	3,900	4,212
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,111
5% 2/15/15	1,500	1,633
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	11,200	12,511
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,220	1,267
Indiana Health Facility Fing. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (c)	7,700	7,850
(Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (c)	3,000	3,046
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,413
5% 1/1/23	1,800	2,151
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,663
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A:
5% 10/1/26	2,545	3,077
5% 10/1/37	4,500	5,169
Series 2011 A, 5.25% 10/1/25	1,750	2,126
Series 2011 B, 5% 10/1/41	5,500	6,108
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	$ 6,470	$ 6,044
0% 6/1/18 (AMBAC Insured)	1,700	1,508
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (f)	1,525	1,699
5% 1/1/17 (AMBAC Insured) (f)	1,700	1,923
5.25% 1/1/14 (AMBAC Insured) (f)	2,675	2,800
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,482
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	454
5% 1/15/30	24,540	29,091
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,349
5% 7/1/25	1,000	1,167
5% 7/1/26	1,325	1,540
5% 7/1/29	670	772
5% 7/1/35	3,000	3,376
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Pre-Refunded to 1/15/13 @ 100)	2,000	2,003
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	6,124
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,620
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,336
		208,217
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,464
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	12,303
Series 2009 D, 5% 11/15/29	4,600	5,084
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	$ 4,000	$ 4,306
(KU Health Sys. Proj.) Series 2011 H, 5.125% 3/1/39	2,500	2,704
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,873
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,792
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,359
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,235
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,386
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,455
5% 11/15/17	2,500	2,901
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,251
5% 9/1/25	4,000	4,792
		46,441
Kentucky - 1.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,513
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,494
5% 8/15/17	3,650	4,144
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,426
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	5,379
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37 (Pre-Refunded to 2/1/18 @ 100)	36,220	45,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 15,750	$ 16,615
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,527
		91,829
Louisiana - 0.9%
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,140
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	2,067
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	16,716
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,288
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (f)	1,420	1,565
Series 2007 B2, 5% 1/1/16 (FSA Insured) (f)	1,000	1,086
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,977
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,734
Series 2012:
5% 12/1/22	8,645	10,117
5% 12/1/30	2,000	2,253
5% 12/1/31	1,000	1,121
5% 12/1/32	1,500	1,672
0% 9/1/13 (AMBAC Insured)	3,350	3,293
0% 9/1/14 (AMBAC Insured)	3,165	3,027
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	1,024
		62,080
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,979
6% 7/1/38	2,700	3,201
		13,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	$ 4,710	$ 4,785
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,468
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,083
5% 6/1/16 (CIFG North America Insured)	1,000	1,119
5% 6/1/19 (CIFG North America Insured)	1,500	1,638
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,162
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,245	2,465
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,942
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,823
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,368
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,503
6% 1/1/43	1,500	1,619
Washington Suburban San. District 5% 6/1/20	6,630	8,193
		41,168
Massachusetts - 2.2%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,088
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,383
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (c)	2,135	2,201
Series I, 6.75% 1/1/36	3,000	3,598
Massachusetts Gen. Oblig. Series 2007 C:
5.25% 8/1/22	7,700	9,111
5.25% 8/1/23	3,600	4,254
5.25% 8/1/24	9,000	10,605
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (g)	2,825	2,838
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,462
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	$ 4,000	$ 4,072
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (f)	2,540	2,548
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	29,965	33,537
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	10,000	11,192
5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	3,865	4,315
Series 2007 A:
4.5% 8/15/35	13,790	14,916
5% 8/15/22 (AMBAC Insured)	2,900	3,395
Series 2012 A, 5% 8/15/30 (Pre-Refunded to 8/15/15 @ 100)	24,035	26,833
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		150,438
Michigan - 2.3%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,747
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	9,291
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	5,232
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	20,978
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,203
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,568
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,859
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	5,459
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,913
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,900
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,165	$ 3,308
Fowlerville Cmnty. School District 5.25% 5/1/17 (Pre-Refunded to 5/1/14 @ 100)	1,425	1,518
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	3,300	3,451
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	2,500	2,939
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,851
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	5,868
5% 6/1/20	2,050	2,329
5% 6/1/27	3,000	3,275
5% 6/1/39	5,375	5,680
Series 2012 B, 5% 7/1/22	3,900	4,417
Series 2012, 5% 11/15/42	11,825	12,851
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,366
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	95	99
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,849
5% 12/1/26	1,115	1,238
5% 12/1/26 (Pre-Refunded to 12/1/16 @ 100)	245	286
Series 2012 A:
5% 6/1/23	2,395	2,787
5% 6/1/26	2,000	2,273
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	7,453
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,341
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,957
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (f)	2,100	2,434
Series 2011 A, 5% 12/1/19 (f)	3,805	4,384
		154,104
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,721
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Maple Grove Health Care Sys. Rev.: - continued
5% 5/1/20	$ 1,000	$ 1,087
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,046
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,266
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,699
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,786
5.25% 12/1/19	2,850	2,977
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,589
Series 2009, 5.75% 7/1/39	20,700	23,435
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,466
5.25% 5/15/18	1,650	1,826
5.25% 5/15/23	2,000	2,149
		58,258
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,624
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,171
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,522
		3,693
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	4,434
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (c)	7,900	7,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	$ 2,130	$ 2,414
6% 8/15/28	3,500	3,943
6.125% 8/15/31	2,250	2,533
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,598
5% 1/1/24	1,000	1,151
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34 (Pre-Refunded to 2/1/14 @ 100)	4,700	4,937
5% 2/1/46 (Pre-Refunded to 2/1/14 @ 100)	5,500	5,778
		30,612
Nevada - 0.4%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (f)	4,310	4,392
5.375% 7/1/19 (AMBAC Insured) (f)	1,100	1,121
5.375% 7/1/21 (AMBAC Insured) (f)	1,600	1,629
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	5,161
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,513
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/13 (FSA Insured)	4,590	4,560
0% 7/1/14 (FSA Insured)	3,000	2,926
		26,302
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	10,551
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,710
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	5,136
Series 2012:
4% 7/1/32	1,800	1,824
5% 7/1/24	1,000	1,157
5% 7/1/25	1,185	1,365
New Hampshire Tpk. Sys. Rev.:
Series 2012 B:
5% 2/1/19	2,000	2,410
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Tpk. Sys. Rev.: - continued
Series 2012 B:
5% 2/1/24	$ 1,775	$ 2,151
5% 10/1/18	4,315	5,177
		34,481
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	5,100	5,863
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	6,467
5.125% 3/1/30	5,000	5,372
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	3,059
5.25% 3/1/23	4,500	4,892
5.25% 3/1/25	9,900	10,741
5.25% 3/1/26	11,305	12,250
Series 2005 P, 5.125% 9/1/28	2,445	2,689
Series 2009 AA, 5.5% 12/15/29	4,000	4,666
Series 2012, 5% 6/15/21	4,600	5,349
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	8,630	9,967
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	3,371
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,771
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	6,324
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,857
		91,638
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,529
5% 12/1/18	2,000	2,315
		7,844
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - 12.4%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	$ 1,955	$ 2,255
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,767
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.) Series 2004:
5.75% 5/1/16 (Pre-Refunded to 5/1/14 @ 100)	13,120	14,072
5.75% 5/1/18 (Pre-Refunded to 5/1/14 @ 100)	14,720	15,788
5.75% 5/1/20 (Pre-Refunded to 5/1/14 @ 100)	8,000	8,581
5.75% 5/1/21 (Pre-Refunded to 5/1/14 @ 100)	3,845	4,124
5.75% 5/1/22 (Pre-Refunded to 5/1/14 @ 100)	1,000	1,073
5.75% 5/1/23 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,218
5.75% 5/1/24 (Pre-Refunded to 5/1/14 @ 100)	3,000	3,218
5.75% 5/1/25 (Pre-Refunded to 5/1/14 @ 100)	3,400	3,647
5.75% 5/1/26 (Pre-Refunded to 5/1/14 @ 100)	5,200	5,577
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2012 A, 5.75% 2/15/47	14,600	17,310
Series A:
5% 2/15/47	14,500	15,360
5% 2/15/47	13,100	13,877
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	14,597
New York City Gen. Oblig.:
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,193
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100)	50	52
Series 2008 A1, 5.25% 8/15/27	9,940	11,746
Series 2008 D1, 5.125% 12/1/22	5,000	6,004
Series 2009 I-1, 5.625% 4/1/29	3,600	4,398
Series 2012 A, 5% 8/1/24	7,400	8,896
Series 2012 F, 5% 8/1/24	32,525	39,443
Series 2012 G1:
5% 4/1/25	13,700	16,573
5% 4/1/27	19,380	23,214
Series 2013 D, 5% 8/1/23 (b)	19,300	24,239
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,375
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,911
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev.: - continued
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	$ 4,725	$ 5,016
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2007 DD, 4.75% 6/15/36	2,900	3,196
Series 2009 A, 5.75% 6/15/40	1,500	1,787
Series 2009 C, 5% 6/15/44	5,675	6,422
Series 2009 EE, 5.25% 6/15/40	11,600	13,436
Series 2009 FF 2, 5.5% 6/15/40	17,800	20,938
Series 2011 EE, 5.375% 6/15/43	42,080	49,621
Series 2012 AA, 5% 6/15/44	11,900	13,390
Series 2012 CC, 5% 6/15/45	11,100	12,561
Series 2012 EE, 5.25% 6/15/30	28,100	34,673
Series GG, 5% 6/15/43	12,340	13,885
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,612
5.5% 7/15/38	1,600	1,833
5.625% 7/15/38	2,825	3,255
Series 2009 S3:
5.25% 1/15/34	24,000	27,142
5.25% 1/15/39	3,400	3,778
5.375% 1/15/34	2,750	3,129
Series 2009 S4:
5.5% 1/15/39	8,800	10,157
5.75% 1/15/39	4,100	4,789
Series 2011 S2 A, 5% 7/15/40	17,200	19,331
Series S1, 5% 7/15/26	10,000	12,090
New York City Transitional Fin. Auth. Rev.:
Series 2004 B, 5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	8,845	9,085
Series 2004 C, 5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100)	945	993
5% 2/1/31	200	201
5% 2/1/31 (Pre-Refunded to 2/1/13 @ 100)	3,300	3,312
5.25% 8/1/19 (Pre-Refunded to 8/1/13 @ 100)	1,880	1,934
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	13,275
5% 5/15/22	4,300	5,343
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.: - continued
Series 2012 A:
4% 5/15/21	$ 3,500	$ 4,054
5% 5/15/23	5,600	6,888
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	4,146
Series 2009 A, 5% 2/15/39	4,000	4,561
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	2,410	2,475
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,287
5% 7/1/16	1,400	1,572
Series 2007 A, 5% 7/1/14	1,895	2,011
Series 2007 B, 5.25% 7/1/24	2,000	2,186
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,339
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	8,028
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	690	738
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20	20
Series 2010 A, 5% 7/1/26	4,000	4,568
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	13,269
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	29,374
Series 2010 D, 5.25% 11/15/40	6,600	7,451
Series 2012 D, 5% 11/15/25	25,900	31,027
Series 2012 F, 5% 11/15/24	12,400	14,938
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	11,328
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,115
5.25% 1/1/27	12,500	13,746
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	4,067
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	$ 5,645	$ 5,752
5.25% 6/1/22 (AMBAC Insured)	9,850	10,035
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170	171
5.5% 6/1/19	4,050	4,133
Series 2003 B, 5.5% 6/1/18	2,225	2,233
Series 2003B 1C:
5.5% 6/1/19	10,800	11,021
5.5% 6/1/20	2,700	2,755
5.5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,153
5.5% 6/1/22	10,065	10,267
Series 2011:
5% 6/1/17	11,700	13,598
5% 6/1/17	10,700	12,436
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	5,300	6,674
		843,672
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,400	3,412
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	10,275	10,668
		14,080
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Pre-Refunded to 6/1/14 @ 100)	1,800	1,924
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (f)	1,200	1,431
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,102
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,720
5.25% 6/1/18 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,717
5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,540	1,628
5.25% 6/1/22 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,702
5.25% 6/1/23 (Pre-Refunded to 6/1/14 @ 100)	1,620	1,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	$ 4,040	$ 4,388
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17 (Pre-Refunded to 6/1/14 @ 100)	3,600	3,849
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,897
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19 (Pre-Refunded to 2/1/14 @ 100)	2,945	3,094
5% 2/1/20 (Pre-Refunded to 2/1/14 @ 100)	1,500	1,576
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,397
5% 10/1/21	5,690	6,456
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,609
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,609
Series 2010 B, 5% 1/1/20	6,700	8,137
		65,935
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,998
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,824
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,792
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	3,625	3,741
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,968
5.25% 7/1/15	1,300	1,416
		16,739
Ohio - 0.6%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,780
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	$ 4,400	$ 4,840
5% 6/1/17	5,045	5,681
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	793
5.25% 9/15/18 (FSA Insured)	1,360	1,583
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,671
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,559
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	7,423
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,000	2,335
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,651
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	8,500	9,505
		43,821
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,138
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,307
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,495
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,150
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,925
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/42	7,540	8,329
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,909
		27,253
Oregon - 0.4%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,596
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County School District #7J: - continued
5.25% 6/1/24 (FSA Insured)	$ 2,605	$ 3,363
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,771
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,085
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,754
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,615
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	1,770	2,240
5.5% 6/15/21 (FSA Insured)	1,060	1,362
		29,338
Pennsylvania - 1.6%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	3,000	3,266
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,546
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	7,011
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,482
5.5% 3/1/25 (FSA Insured)	1,400	1,534
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	3,348
Easton Area School District Series 2006:
7.75% 4/1/25 (FSA Insured)	2,180	2,625
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	2,620	3,221
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	6,273
5% 1/1/23	2,000	2,243
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	4,204
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,577
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	$ 2,000	$ 2,505
Series 2012 A, 5% 6/1/27	4,105	4,698
Series A, 6.125% 6/1/14 (AMBAC Insured)	5,230	5,622
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	1,130	1,273
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,479
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,984
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	14,142
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,074
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,130
Ninth Series, 5.25% 8/1/40	3,750	4,023
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	9,276
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,777
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,684
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,126
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,787
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,190
5% 6/1/23	2,500	2,948
		112,048
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,310
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,262
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	$ 3,000	$ 3,158
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (f)	5,000	5,104
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	4,600	4,848
5.75%, tender 7/1/17 (c)	8,500	9,045
Series N:
5.5% 7/1/21	5,000	5,152
5.5% 7/1/22	3,250	3,330
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,165	1,430
Series 2009 A, 6% 8/1/42	7,600	8,122
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	484
		46,245
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,598
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,848
5.25% 9/15/16 (AMBAC Insured)	1,815	1,940
5.25% 9/15/18 (AMBAC Insured)	1,005	1,069
		8,455
South Carolina - 1.8%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,679
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,823
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,261
5% 11/1/19	1,000	1,153
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,750
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	610	699
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	1,380	1,380
5.375% 1/1/17 (Pre-Refunded to 1/1/13 @ 100)	720	720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Rock Hill Util. Sys. Rev. Series 2003 A: - continued
5.375% 1/1/23 (Pre-Refunded to 1/1/13 @ 100)	$ 1,025	$ 1,025
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013. 5% 11/1/27 (b)	7,700	8,399
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,067
5% 4/1/24	4,000	4,199
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/18	5,000	6,049
5% 12/1/20	1,500	1,864
Series 2012 C:
5% 12/1/14	1,000	1,086
5% 12/1/14	2,000	2,172
5% 12/1/16	5,065	5,848
5% 12/1/16	2,000	2,309
5% 12/1/19	13,990	17,254
Series 2012 D, 5% 12/1/43	18,250	20,412
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,920
5.25% 1/1/39	2,800	3,219
Series 2004 A, 5% 1/1/39	7,600	7,882
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,815
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,405
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,870
		120,260
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	1,060
5% 9/1/28	3,000	3,252
Series 2012 E, 5% 11/1/37	7,300	7,987
		12,299
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	$ 8,000	$ 8,299
5% 12/15/14	3,870	4,153
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	7,339
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,682
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (f)	5,820	6,865
5.75% 7/1/24 (f)	2,400	2,794
		35,132
Texas - 9.7%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,622
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,810
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,920
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,288
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,464
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,453
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,916
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	5,085
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	3,075
5.25% 2/15/42	5,000	5,620
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,612
Boerne Independent School District Series 2004, 5.25% 2/1/35 (Pre-Refunded to 2/1/13 @ 100)	5,100	5,119
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,942
5% 8/1/20 (AMBAC Insured)	1,780	2,027
Coppell Independent School District 0% 8/15/20	2,000	1,727
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	$ 4,500	$ 5,542
5% 7/15/22	2,500	3,087
5% 7/15/24	2,255	2,722
5.25% 7/15/18 (FSA Insured)	3,305	3,886
5.25% 7/15/19 (FSA Insured)	4,000	4,664
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,453
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	24,467
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,423
Series A, 5% 11/1/42	14,800	16,297
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (f)	2,665	2,764
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (f)	2,625	2,831
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (f)	4,325	4,613
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,218
Del Mar College District 5.25% 8/15/20 (Pre-Refunded to 8/15/13 @ 100)	2,960	3,051
DeSoto Independent School District 0% 8/15/20	3,335	2,879
Duncanville Independent School District 5.65% 2/15/28	30	30
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,770
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	2,087
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,382
Grand Prairie Independent School District 0% 2/15/16	3,775	3,679
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,590
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,701
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,323
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	1,938
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,582
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (c)(f)	$ 2,500	$ 2,525
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	15,820
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,871
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,529
Series 2008 B, 5.25% 8/15/47	25,440	28,783
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,166
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,244
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,020	1,105
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100)	1,700	1,847
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	4,000
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (f)	3,000	3,523
5% 7/1/25 (f)	1,500	1,731
Houston Independent School District:
Bonds Series 2012, 2.5%, tender 6/1/15 (c)	10,600	11,013
Series 2005 A, 0% 2/15/16	5,500	5,360
0% 8/15/13	9,835	9,819
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,924
0% 2/15/17	3,480	3,328
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,171
Series 2009, 5% 2/15/34	4,300	5,009
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,349
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,895
Kermit Independent School District 5.25% 2/15/37	4,130	4,618
Kingsville Independent School District 5.25% 2/15/37	3,650	4,089
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 8,615	$ 9,470
Lower Colorado River Auth. Rev.:
Series 2010, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	80	81
Series 2012, 5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	95	97
5% 5/15/31	665	665
5% 5/15/31 (AMBAC Insured)	150	150
5.25% 5/15/18	480	488
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	5	5
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	10	10
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	60	61
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,140	1,161
5.75% 5/15/37	540	583
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	146
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	5,970	6,718
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series C:
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,018
5.25% 5/15/19 (Pre-Refunded to 5/15/13 @ 100)	1,000	1,018
5.25% 5/15/20 (Pre-Refunded to 5/15/13 @ 100)	2,000	2,037
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,229
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,386
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,780
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	3,095
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,640
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,504
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (Pre-Refunded to 1/1/13 @ 100)	7,175	7,175
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	4,000	4,536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 A:
6% 1/1/23	$ 4,800	$ 5,678
6% 1/1/24	2,000	2,343
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,911
Series 2009 A, 6.25% 1/1/39	10,200	11,651
Series 2011 A:
5.5% 9/1/41	3,950	4,708
6% 9/1/41	6,200	7,732
Series 2011 D, 5% 9/1/28	13,000	15,449
Pflugerville Gen. Oblig. 5.5% 8/1/22 (Pre-Refunded to 8/1/13 @ 100)	1,000	1,030
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,417
5.375% 8/15/37	15,255	17,419
Robstown Independent School District 5.25% 2/15/29 (Pre-Refunded to 2/15/14 @ 100)	3,165	3,341
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,585
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (f)	2,510	2,748
5% 7/1/17 (FSA Insured) (f)	2,765	3,161
5% 7/1/17 (FSA Insured) (f)	2,385	2,704
5.25% 7/1/19 (FSA Insured) (f)	2,635	2,965
5.25% 7/1/20 (FSA Insured) (f)	3,215	3,601
5.25% 7/1/20 (FSA Insured) (f)	2,775	3,109
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	3,049
Series 2012, 5.25% 2/1/25	4,200	5,484
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/24	7,500	9,333
5% 5/15/25	10,000	12,351
5% 5/15/27	10,000	12,206
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	4,041
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,108
5.25% 2/15/22 (AMBAC Insured)	1,090	1,165
5.25% 2/15/30 (AMBAC Insured)	1,800	1,904
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	1,700	1,969
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	$ 2,000	$ 2,272
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	8,087
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	2,018
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,674
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,938
Series 2008, 4.75% 4/1/37	21,920	24,408
Series 2006 A, 5% 4/1/29	2,820	3,177
Series 2006, 5% 4/1/27	5,600	6,275
Series 2008, 5% 4/1/25	4,300	5,068
5.75% 8/1/26	1,175	1,179
Texas Muni. Pwr. Agy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	17,862
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	6,313
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	13,373
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,775
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (c)	3,200	3,209
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,703
5% 4/1/25	3,400	3,945
5% 4/1/26	4,300	4,978
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,016
5.625% 7/15/21	1,315	1,319
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,437
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100)	1,000	1,027
Waller Independent School District 5.5% 2/15/37	4,920	5,699
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Weatherford Independent School District 0% 2/15/33	$ 6,985	$ 3,552
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,545
		660,503
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	9,205	9,239
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	1,070	1,161
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.):
Series A:
5.25% 4/1/16 (Pre-Refunded to 4/1/13 @ 100)	3,590	3,634
5.25% 4/1/17 (Pre-Refunded to 4/1/13 @ 100)	4,335	4,388
5% 9/1/22	3,180	3,819
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	3,138
5% 8/1/25	2,175	2,545
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	10,574
		38,498
Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	7,120	7,144
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	4,502
		11,646
Virginia - 0.3%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (c)(f)	4,050	4,079
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.) 6% 2/15/13 (AMBAC Insured)	1,460	1,469
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (f)	6,000	6,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012: - continued
5% 1/1/40 (f)	$ 4,200	$ 4,292
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	3,700	3,855
		19,906
Washington - 3.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27 (Pre-Refunded to 5/1/15 @ 100)	3,500	3,875
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,572
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (c)(f)	2,430	2,598
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,729
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/21	20,000	25,216
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,590	1,701
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,760	1,870
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,055	2,172
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,931
5.25% 12/1/36 (FSA Insured)	9,180	10,098
King County Gen. Oblig. (Swr. Proj.) Series 2005, 5% 1/1/26 (Pre-Refunded to 1/1/15 @ 100)	5,000	5,459
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	26,784
Series 2009, 5.25% 1/1/42	2,600	2,997
Series 2010, 5% 1/1/50	6,500	7,196
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,468
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,126
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,086
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,084
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,488
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	440
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,715
0% 7/1/19 (Escrowed to Maturity)	9,100	8,323
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,953
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	11,275
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,497
5.25% 8/15/20	2,000	2,306
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	2,000	2,227
Series 2012 A:
5% 10/1/25	5,130	6,029
5% 10/1/26	13,395	15,618
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	8,647
5.7% 7/1/38	11,300	12,425
7% 7/1/39	3,000	3,479
		203,384
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	771
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,948
		3,719
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,526
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	$ 2,375	$ 2,554
5.75% 7/1/30	2,655	3,014
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,345
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	8,918
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,427
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,522
5.5% 8/15/16	975	1,002
Series 2012, 4% 10/1/23	2,500	2,763
		27,071
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	8,600	9,742
TOTAL MUNICIPAL BONDS (Cost $6,180,455)		6,713,416
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (d)(e) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $6,180,555)		6,713,516
NET OTHER ASSETS (LIABILITIES) - 1.2%		78,459
NET ASSETS - 100%		$ 6,791,975
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,838,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,663
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 117
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 6,713,416	$ -	$ 6,713,416	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 6,713,516	$ 100	$ 6,713,416	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.6%
Health Care	17.4%
Water & Sewer	10.0%
Transportation	9.3%
Special Tax	7.9%
Escrowed/Pre-Refunded	7.2%
Electric Utilities	7.0%
Others* (Individually Less Than 5%)	5.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,180,455)	$ 6,713,416
Fidelity Central Funds (cost $100)	100
Total Investments (cost $6,180,555)		$ 6,713,516
Cash		95,202
Receivable for fund shares sold		8,396
Interest receivable		80,183
Distributions receivable from Fidelity Central Funds		4
Prepaid expenses		17
Other receivables		12
Total assets		6,897,330

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 82,189
Payable for fund shares redeemed	11,767
Distributions payable	8,159
Accrued management fee	2,086
Other affiliated payables	1,011
Other payables and accrued expenses	143
Total liabilities		105,355

Net Assets		$ 6,791,975
Net Assets consist of:
Paid in capital		$ 6,267,512
Undistributed net investment income		1,075
Accumulated undistributed net realized gain (loss) on investments		(9,573)
Net unrealized appreciation (depreciation) on investments		532,961
Net Assets, for 500,619 shares outstanding		$ 6,791,975
Net Asset Value, offering price and redemption price per share ($6,791,975 ÷ 500,619 shares)		$ 13.57

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 263,163
Income from Fidelity Central Funds		117
Total income		263,280

Expenses
Management fee	$ 23,684
Transfer agent fees	5,069
Accounting fees and expenses	720
Custodian fees and expenses	76
Independent trustees' compensation	24
Registration fees	216
Audit	74
Legal	18
Miscellaneous	54
Total expenses before reductions	29,935
Expense reductions	(101)	29,834
Net investment income (loss)		233,446
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,818
Capital gain distributions from Fidelity Central Funds	1
Total net realized gain (loss)		3,819
Change in net unrealized appreciation (depreciation) on investment securities		247,297
Net gain (loss)		251,116
Net increase (decrease) in net assets resulting from operations		$ 484,562

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 233,446	$ 227,027
Net realized gain (loss)	3,819	1,487
Change in net unrealized appreciation (depreciation)	247,297	331,458
Net increase (decrease) in net assets resulting from operations	484,562	559,972
Distributions to shareholders from net investment income	(231,561)	(227,872)
Distributions to shareholders from net realized gain	(300)	(905)
Total distributions	(231,861)	(228,777)
Share transactions Proceeds from sales of shares	1,423,313	1,259,784
Reinvestment of distributions	139,259	144,401
Cost of shares redeemed	(939,923)	(1,473,902)
Net increase (decrease) in net assets resulting from share transactions	622,649	(69,717)
Redemption fees	53	55
Total increase (decrease) in net assets	875,403	261,533

Net Assets
Beginning of period	5,916,572	5,655,039
End of period (including undistributed net investment income of $1,075 and distributions in excess of net investment income of $401, respectively)	$ 6,791,975	$ 5,916,572
Other Information Shares
Sold	106,259	100,767
Issued in reinvestment of distributions	10,356	11,488
Redeemed	(70,017)	(118,949)
Net increase (decrease)	46,598	(6,694)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 13.03	$ 12.27	$ 12.46	$ 11.49	$ 12.58
Income from Investment Operations
Net investment income (loss) B	.483	.513	.516	.517	.515
Net realized and unrealized gain (loss)	.537	.764	(.189)	.970	(1.081)
Total from investment operations	1.020	1.277	.327	1.487	(.566)
Distributions from net investment income	(.479)	(.515)	(.516)	(.517)	(.513)
Distributions from net realized gain	(.001)	(.002)	(.001)	- F	(.011)
Total distributions	(.480)	(.517)	(.517)	(.517)	(.524)
Redemption fees added to paid in capital B,F	-	-	-	-	-
Net asset value, end of period	$ 13.57	$ 13.03	$ 12.27	$ 12.46	$ 11.49
Total Return A	7.92%	10.64%	2.58%	13.14%	(4.61)%
Ratios to Average Net Assets C,E
Expenses before reductions	.46%	.46%	.46%	.48%	.47%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.48%	.47%
Expenses net of all reductions	.46%	.46%	.46%	.48%	.46%
Net investment income (loss)	3.60%	4.08%	4.08%	4.25%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 6,792	$ 5,917	$ 5,655	$ 5,641	$ 4,545
Portfolio turnover rate D	10%	11%	10%	10%	15%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 538,674
Gross unrealized depreciation	(5,156)
Net unrealized appreciation (depreciation) on securities and other investments	$ 533,518

Tax Cost	$ 6,179,998

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 526
Capital loss carryforward	$ (8,968)
Net unrealized appreciation (depreciation)	$ 533,518

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (6,182)
2018	(2,786)
Total capital loss carryforward	$ (8,968)

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 231,561	$ 227,872
Ordinary Income	300	905
Total	$ 231,861	$ 228,777

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,427,105 and $660,355, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $17 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $72 and $29, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 12, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 2.82% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period, the third quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2011.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

HIY-UANN-0213
1.787741.109

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Ohio Municipal Income Fund	7.14%	5.53%	4.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned 7.14%, while the Barclays Ohio 4+ Year Enhanced Modified Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.41%. (This benchmark was modified during the period to remove a 2% cap on tobacco bonds.) Versus the benchmark, the fund benefited from overweighting bonds that were advance refunded and underweighting housing bonds. Advance refunded bonds outpaced the benchmark, in part because of their lower yields and higher prices as their maturities shortened, and their backing by U.S. government bonds. Housing bonds lagged due to growing prepayment fears. Detracting from performance was an out-of-benchmark exposure to Puerto Rico bonds, which lagged because investors became concerned about the territory's poor economic and fiscal prospects, and the new governor's willingness and ability to bolster its pension funds while also balancing revenues and spending. In December, the bonds suffered a significant sell-off after a major credit rating agency cut Puerto Rico's credit rating. The fund's underweighting in industrial development bonds also detracted because these securities drew heavy demand from investors seeking yield.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,034.80	$ 2.46
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Ohio Municipal Money Market Fund	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .96**
HypotheticalA		$ 1,000.00	$ 1,024.18	$ .97**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for the Fidelity Ohio Municipal Money Market Fund would have been 0.52% and the expenses paid in the actual and hypothetical examples above would have been $2.61 and $2.64, respectively.

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.8	36.6
Health Care	18.0	17.9
Education	14.3	14.9
Water & Sewer	10.5	10.6
Electric Utilities	5.7	5.5
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.3	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	7.1	7.5

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 9.4%	AAA 8.7%
AA,A 82.4%	AA,A 82.8%
BBB 6.1%	BBB 7.3%
BB and Below 0.3%	BB and Below 0.0%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.6%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,612,896
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,171,510
		2,784,406
Ohio - 95.4%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,555,875
5% 1/1/15	1,275,000	1,359,125
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,152,480
Series 2012, 5% 11/15/23	3,245,000	3,702,999
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,606,541
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,742,350
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,721,080
5.25% 2/15/28	8,040,000	9,550,555
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,436,412
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,490,380
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,208,002
5% 12/1/37	1,095,000	1,267,922
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,510,528
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,273,680
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	3,080,252
5% 6/1/17	2,865,000	3,225,904
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	915,000	989,920
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,651,968
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	6,101,440
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.: - continued
(UC Health Proj.) Series 2010, 5.5% 11/1/40	$ 3,025,000	$ 3,348,524
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,710,688
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,205,769
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,096,270
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,654,630
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,136,940
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	552,935
5% 12/1/20	1,240,000	1,501,677
Series 2012 F:
5% 12/1/20	3,045,000	3,803,449
5% 12/1/21	2,765,000	3,479,835
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,750,000	2,027,708
Series B, 5% 12/1/32	6,500,000	7,512,570
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,972,920
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	9,085,335
Series 2012, 5% 12/1/25	2,350,000	2,761,227
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,343,694
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,401,056
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,483,823
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,303,093
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,354,368
5.25% 12/1/19 (FSA Insured)	1,045,000	1,109,832
5.25% 12/1/23 (FSA Insured)	1,000,000	1,059,570
Cleveland Parking Facilities Rev.:
5.25% 9/15/17 (Escrowed to Maturity)	1,440,000	1,733,342
5.25% 9/15/17 (FSA Insured)	3,040,000	3,482,229
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland Pub. Pwr. Sys. Rev. Series 2010:
5% 11/15/15	$ 2,335,000	$ 2,578,447
5% 11/15/16	1,820,000	2,058,966
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,279,232
5% 6/1/25	2,500,000	2,948,175
5% 6/1/26	3,075,000	3,599,749
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,434,160
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.) Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,000
Series 2007 O, 5% 1/1/37	3,200,000	3,575,680
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	5,000,000	5,756,350
Series 2009 B:
5% 12/1/26	1,805,000	2,146,326
5% 12/1/28	3,105,000	3,665,856
5% 12/1/29	1,000,000	1,176,420
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	11,393,791
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,191,800
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,768,899
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,320,542
5% 8/1/27	1,200,000	1,379,148
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,735,225
5% 12/1/25	765,000	923,386
Dayton Gen. Oblig.:
4% 12/1/22	750,000	837,675
4% 12/1/25	1,540,000	1,671,393
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	5,024,651
Dublin City School District 5% 12/1/21	1,200,000	1,441,116
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	421,504
Fairview Park Gen. Oblig.:
Series 2012:
4% 12/1/22	1,225,000	1,398,068
4% 12/1/23	1,395,000	1,567,199
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Fairview Park Gen. Oblig.: - continued
Series 2012:
4% 12/1/24	$ 1,490,000	$ 1,656,016
5% 12/1/30 (Pre-Refunded to 12/1/15 @ 100)	5,955,000	6,729,567
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,568,600
Series A:
5% 11/1/15	260,000	289,279
5% 11/1/16	265,000	302,641
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,222,150
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,203,840
5% 12/1/24	1,800,000	2,154,168
5% 12/1/25	1,170,000	1,393,002
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,094,314
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,139,038
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,307,121
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,196,986
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,194,345
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,446,190
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,932,897
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,703,858
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,838,293
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,655,239
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,801,650
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000,000	$ 4,413,760
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,376,340
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,013,330
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,817,049
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,270
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,670,055
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,500,773
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,513,078
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	4,100,000	4,703,848
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,698,650
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,135,990
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,262,459
Series 2012 A:
5% 5/1/24	1,385,000	1,673,925
5% 5/1/25	1,500,000	1,803,240
5% 5/1/26	1,600,000	1,913,184
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,487,413
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,183,849
5% 8/15/15	1,160,000	1,269,307
5% 8/15/16	1,260,000	1,411,238
5% 8/15/17	1,000,000	1,141,050
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,436,625
0% 12/1/16 (FSA Insured)	1,200,000	1,125,360
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,304,600
5% 10/1/49	3,000,000	3,363,330
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Licking Heights Local School District 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500,000	$ 1,626,675
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,176,450
5% 11/15/38	1,090,000	1,150,506
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,464,160
Series 2011 D:
5% 11/15/22	1,000,000	1,196,750
5% 11/15/25	5,000,000	5,879,450
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,732,990
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,355,120
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	122,427
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	90,370
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	26,443
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,389,323
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,550,005
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,670,657
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,258,510
Series 2012 A, 5% 8/1/47	10,000,000	10,673,800
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,601,950
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	3,007,325
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	5,313,500
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	2,000,000	2,210,540
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (a)	2,000,000	2,082,580
Series A, 6.25% 11/15/39 (Pre-Refunded to 11/15/14 @ 100)	2,250,000	2,497,298
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,413,910
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,564,950
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 2,600,000	$ 3,035,786
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	2,082,880
Series 2010 A, 5% 10/1/24	6,030,000	7,197,227
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,349,123
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	567,175
(Higher Ed. Cap. Facilities Proj.) Series 2005 B, 5% 5/1/16	1,000,000	1,137,530
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	2,059,272
Series 2006 D, 5% 9/15/20	5,000,000	5,705,900
Series 2008 A:
5.375% 9/1/23	1,165,000	1,408,858
5.375% 9/1/28	7,210,000	8,619,411
Series 2011 A, 5% 9/15/21	6,450,000	8,134,224
Series 2012 A:
5% 2/1/26	1,000,000	1,208,160
5% 2/1/27	5,000,000	5,997,750
Series 2012 B:
5% 9/1/21	1,390,000	1,751,456
5% 3/15/25	7,500,000	9,114,075
Series Q, 5% 4/1/25	1,845,000	2,243,907
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,863,107
Series 1994:
6.125% 10/1/15	2,000,000	2,283,500
6.25% 10/1/16	2,500,000	2,971,650
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,812,365
5.5% 1/1/43	3,500,000	3,851,680
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,089,400
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	3,017,245
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	4,149,680
Series 2010 A, 5.25% 1/15/23	2,500,000	2,845,650
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,334,074
Series 2009, 5.5% 12/1/36	5,000,000	5,706,900
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,871,500
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Hosp. Facilities Rev.: - continued
Series 2011 A, 5% 1/1/32	$ 3,500,000	$ 3,951,675
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,274,389
Ohio State Univ. Gen. Receipts:
Series 2009 A:
5% 12/1/26	2,000,000	2,360,860
5% 12/1/26 (Pre-Refunded to 12/1/18 @ 100)	225,000	276,653
Series 2012 A, 4% 6/1/27	1,270,000	1,462,684
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,774,510
Series 2010 A, 5% 2/15/31	5,000,000	5,698,000
Ohio Univ. Gen. Receipts Athens:
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,301,134
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,913,399
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (a)	1,020,000	1,140,635
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	84,870
Series 2005:
5.25% 6/1/18	2,610,000	3,181,773
5.25% 12/1/18	2,610,000	3,224,577
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,642,062
Series 2009 B, 5% 12/1/24	1,025,000	1,319,237
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,811,753
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,522,442
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	885,000	973,527
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,331,370
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,363,847
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,365,480
5% 6/1/30	1,000,000	1,178,520
Series 2010, 5% 12/1/22	3,000,000	3,666,750
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.: - continued
Series 2005 B, 0% 12/1/14	$ 1,500,000	$ 1,473,960
5.25% 12/1/19	1,975,000	2,488,816
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,494,154
5% 12/1/36	2,700,000	3,039,417
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,153,775
0% 12/1/17	1,250,000	1,121,075
5% 12/1/32	1,500,000	1,710,555
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,129,830
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,303,840
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,876,094
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,006,630
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,315,060
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,463,102
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	521,051
5% 12/1/35 (FSA Insured)	2,500,000	2,703,725
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	2,043,569
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,707,592
5.25% 12/1/21	1,740,000	1,804,258
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	8,098,082
Tallmadge School District Gen. Oblig. 5% 12/1/31 (Pre-Refunded to 6/1/15 @ 100)	4,000,000	4,434,440
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,139,880
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,960,349
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	840,000	871,870
5% 11/15/16 (Pre-Refunded to 11/15/13 @ 100)	270,000	281,084
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,835,860
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,368,430
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured) (Pre-Refunded to 6/1/18 @ 100)	$ 1,445,000	$ 1,529,186
5% 6/1/19 (AMBAC Insured) (Pre-Refunded to 6/1/19 @ 100)	1,520,000	1,606,351
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,165,310
5% 6/1/23 (FSA Insured)	2,000,000	2,321,660
5% 6/1/24 (FSA Insured)	2,000,000	2,313,860
Series 2010 F, 5% 6/1/32	2,000,000	2,319,380
Series 2012 A:
5% 6/1/22	2,000,000	2,467,800
5% 6/1/23	2,000,000	2,443,100
Series 2012 C:
4% 6/1/28	2,000,000	2,199,100
5% 6/1/24	1,230,000	1,506,848
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Pre-Refunded to 12/1/13 @ 100)	670,000	698,482
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,795,820
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	3,171,670
		617,399,958
Puerto Rico - 2.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5.75% 7/1/37	1,900,000	1,856,091
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2012 A, 5.5% 7/1/39	1,500,000	1,477,365
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	1,934,172
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,397,682
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	1,000,000	1,064,110
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	658,614
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	172,997
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
0% 8/1/47 (AMBAC Insured)	$ 1,000,000	$ 139,440
Series 2009 A, 6% 8/1/42	1,000,000	1,068,680
Series 2010 C, 6% 8/1/39	1,800,000	1,928,664
Series 2011 C:
0% 8/1/39	6,990,000	1,549,543
0% 8/1/41	1,600,000	314,912
		13,562,270
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,113,340
Series 2009 A, 6.75% 10/1/37	1,000,000	1,159,100
Series 2009 B, 5% 10/1/25	1,000,000	1,098,780
		3,371,220
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $589,627,219)	637,117,854
NET OTHER ASSETS (LIABILITIES) - 1.6%	10,206,149
NET ASSETS - 100%	$ 647,324,003
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.8%
Health Care	18.0%
Education	14.3%
Water & Sewer	10.5%
Electric Utilities	5.7%
Special Tax	5.6%
Others* (Individually Less Than 5%)	9.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $589,627,219)		$ 637,117,854
Cash		5,633,630
Receivable for fund shares sold		555,802
Interest receivable		5,602,897
Prepaid expenses		1,530
Other receivables		1,411
Total assets		648,913,124

Liabilities
Payable for fund shares redeemed	$ 511,597
Distributions payable	715,768
Accrued management fee	197,478
Transfer agent fee payable	87,479
Other affiliated payables	25,920
Other payables and accrued expenses	50,879
Total liabilities		1,589,121

Net Assets		$ 647,324,003
Net Assets consist of:
Paid in capital		$ 599,234,592
Undistributed net investment income		62,642
Accumulated undistributed net realized gain (loss) on investments		536,134
Net unrealized appreciation (depreciation) on investments		47,490,635
Net Assets, for 52,232,889 shares outstanding		$ 647,324,003
Net Asset Value, offering price and redemption price per share ($647,324,003 ÷ 52,232,889 shares)		$ 12.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 23,695,440

Expenses
Management fee	$ 2,213,749
Transfer agent fees	503,062
Accounting fees and expenses	146,039
Custodian fees and expenses	7,389
Independent trustees' compensation	2,224
Registration fees	29,251
Audit	49,870
Legal	3,456
Miscellaneous	5,054
Total expenses before reductions	2,960,094
Expense reductions	(10,104)	2,949,990
Net investment income (loss)		20,745,450
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,199,697
Change in net unrealized appreciation (depreciation) on investment securities		17,596,699
Net gain (loss)		20,796,396
Net increase (decrease) in net assets resulting from operations		$ 41,541,846

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,745,450	$ 20,003,125
Net realized gain (loss)	3,199,697	800,331
Change in net unrealized appreciation (depreciation)	17,596,699	27,060,115
Net increase (decrease) in net assets resulting from operations	41,541,846	47,863,571
Distributions to shareholders from net investment income	(20,683,610)	(20,007,020)
Distributions to shareholders from net realized gain	(2,427,967)	-
Total distributions	(23,111,577)	(20,007,020)
Share transactions Proceeds from sales of shares	125,756,638	81,031,529
Reinvestment of distributions	14,300,752	12,501,977
Cost of shares redeemed	(66,106,639)	(99,473,703)
Net increase (decrease) in net assets resulting from share transactions	73,950,751	(5,940,197)
Redemption fees	1,102	1,055
Total increase (decrease) in net assets	92,382,122	21,917,409

Net Assets
Beginning of period	554,941,881	533,024,472
End of period (including undistributed net investment income of $62,642 and distributions in excess of net investment income of $5,134, respectively)	$ 647,324,003	$ 554,941,881
Other Information Shares
Sold	10,223,539	6,982,450
Issued in reinvestment of distributions	1,160,824	1,074,162
Redeemed	(5,371,717)	(8,656,173)
Net increase (decrease)	6,012,646	(599,561)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.01	$ 11.38	$ 11.60	$ 10.87	$ 11.51
Income from Investment Operations
Net investment income (loss) B	.421	.443	.447	.455	.449
Net realized and unrealized gain (loss)	.426	.630	(.216)	.737	(.632)
Total from investment operations	.847	1.073	.231	1.192	(.183)
Distributions from net investment income	(.420)	(.443)	(.447)	(.455)	(.449)
Distributions from net realized gain	(.047)	-	(.004)	(.007)	(.008)
Total distributions	(.467)	(.443)	(.451)	(.462)	(.457)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Total Return A	7.14%	9.62%	1.95%	11.11%	(1.62)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.49%	.50%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.50%	.49%
Expenses net of all reductions	.49%	.49%	.48%	.50%	.47%
Net investment income (loss)	3.42%	3.81%	3.82%	3.99%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 647,324	$ 554,942	$ 533,024	$ 523,499	$ 429,831
Portfolio turnover rate	14%	8%	7%	10%	11%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	79.1	77.1	77.0
8 - 30	1.4	1.9	0.2
31 - 60	2.4	1.7	1.6
61 - 90	2.3	2.2	1.7
91 - 180	9.8	11.0	12.9
> 180	5.0	6.1	6.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Ohio Municipal Money Market Fund	32 Days	46 Days	43 Days
Ohio Tax-Free Money Market Average*	34 Days	42 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Ohio Municipal Money Market Fund	32 Days	46 Days	43 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 62.1%	Variable Rate Demand Notes (VRDNs) 65.2%
Other Municipal Debt 18.8%	Other Municipal Debt 26.8%
Investment Companies 7.4%	Investment Companies 9.1%
Net Other Assets (Liabilities) 11.7%	Net Other Assets (Liabilities)** (1.1)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.36%.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.1%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(d)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1987, 0.26% 1/2/13, VRDN (a)(d)	1,100,000	1,100,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.2% 1/2/13, VRDN (a)	1,110,000	1,110,000
Kentucky - 0.1%
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.22% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/13, VRDN (a)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(d)	700,000	700,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	200,000	200,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(d)	700,000	700,000
		900,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
Ohio - 60.9%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	15,700,000	15,700,000
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.):
Series 2008 A, 0.14% 1/2/13, LOC Bank of America NA, VRDN (a)	44,520,000	44,520,000
Series 2010 D, 0.14% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	42,700,000	42,700,000
Series 2012 B, 0.12% 1/7/13, VRDN (a)	32,450,000	32,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.13% 1/2/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,100,000	$ 7,100,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2009 A, 0.14% 1/7/13, LOC Bank of New York, New York, VRDN (a)(d)	24,470,000	24,470,000
Series 2009 D, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	20,785,000	20,785,000
Columbus City School District Participating VRDN Series 1488, 0.16% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,945,000	10,945,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.13% 1/7/13, VRDN (a)	2,385,000	2,385,000
Participating VRDN Series Clipper 08 2, 0.13% 1/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.13% 1/7/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,200,000	3,200,000
Series Putters 2456, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,805,000	5,805,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	3,400,000	3,400,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	17,000,000	17,000,000
Cuyahoga County Indl. Dev. Rev. (Pubco Corp. Proj.) Series 2001, 0.24% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	270,000	270,000
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,400,000	4,400,000
Franklin County Hosp. Rev.:
(OhioHealth Corp. Proj.) Series D, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,195,000	9,195,000
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,160,000	8,160,000
Participating VRDN:
Series BC 11 21B, 0.13% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	4,660,000	4,660,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Rev.: - continued
Series WF 11 78C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	$ 12,035,000	$ 12,035,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,275,000	3,275,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	12,580,000	12,580,000
Series 2000, 0.12% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,715,000	4,715,000
Series 2002 I, 0.12% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,335,000	17,335,000
Series 2007 M, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	1,900,000	1,900,000
Kent State Univ. Revs. Series 2008 B, 0.15% 1/7/13, LOC Bank of America NA, VRDN (a)	44,800,000	44,800,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.35% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,955,000	1,955,000
Lancaster Port Auth. Gas Rev. 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	44,045,000	44,045,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	905,000	905,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.13% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.13% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(e)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.22% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	8,745,000	8,745,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	4,520,000	4,520,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.34% 1/7/13, VRDN (a)	2,600,000	2,600,000
Series B, 0.24% 1/7/13, VRDN (a)	2,700,000	2,700,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.16% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	25,600,000	25,600,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.: - continued
Series 2008 B, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	$ 20,900,000	$ 20,900,000
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.11% 1/2/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,000,000	11,000,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.12% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700,000	15,700,000
Series 2009 D, 0.12% 1/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400,000	24,400,000
(Timken Co. Proj.) 0.24% 1/7/13, LOC KeyBank NA, VRDN (a)	650,000	650,000
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2005 B, 0.13% 1/7/13, VRDN (a)	1,695,000	1,695,000
(Infrastructure Impt. Proj.) Series 2003 B, 0.11% 1/7/13, VRDN (a)	1,100,000	1,100,000
Participating VRDN Series MT 818, 0.15% 1/7/13 (Liquidity Facility Bank of America NA) (a)(e)	5,085,000	5,085,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.14% 1/7/13, LOC PNC Bank NA, VRDN (a)	33,450,000	33,450,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12% 1/2/13, VRDN (a)	11,510,000	11,510,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	17,120,000	17,120,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.18% 1/7/13, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Xavier Univ. Proj.):
Series 2008 A, 0.11% 1/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	9,100,000	9,100,000
Series B, 0.11% 1/7/13, LOC PNC Bank NA, VRDN (a)	7,000,000	7,000,000
Series 2008 B1, 0.13% 1/2/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,030,000	3,030,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,440,000	2,440,000
Series Putters 3558, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,200,000	1,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	$ 18,500,000	$ 18,500,000
Series 2005 B2, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	5,000,000	5,000,000
Series 2005 F, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	14,800,000	14,800,000
Series F, 0.12% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	2,000,000	2,000,000
Participating VRDN Series Merlots 06 A2, 0.21% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,440,000	1,440,000
Series 2004 D, 0.14% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	10,860,000	10,860,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.3% 1/7/13, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(d)	425,000	425,000
(Wingate at Belle Meadows Proj.) 0.15% 1/7/13, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(d)	8,610,000	8,610,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	20,550,000	20,550,000
Participating VRDN:
Series BC 11 115B, 0.17% 1/7/13 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	2,370,000	2,370,000
Series Putters 4180, 0.19% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,380,000	2,380,000
Series 2008 B, 0.16% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	25,715,000	25,715,000
Series 2008 H, 0.13% 1/7/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(d)	4,100,000	4,100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.18% 1/7/13, LOC Bank of America NA, VRDN (a)(d)	6,900,000	6,900,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.15% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	12,500,000	12,500,000
Series 2008 C, 0.11% 1/2/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)(d)	11,600,000	11,600,000
Series 2010 C, 0.13% 1/2/13, LOC UBS AG, VRDN (a)	8,450,000	8,450,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	$ 12,300,000	$ 12,300,000
Richland County Health Care Facilities Rev. (Wesleyan Sr. Living Proj.) Series 2004 A, 0.13% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	2,420,000	2,420,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.15% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,345,000	4,345,000
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	875,000	875,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,350,000	1,350,000
		817,280,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.2% 1/2/13, LOC Bank of America NA, VRDN (a)	1,415,000	1,415,000
Texas - 0.4%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.16% 1/7/13 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Virginia - 0.2%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	3,200,000	3,200,000
TOTAL VARIABLE RATE DEMAND NOTE		833,005,000
Other Municipal Debt - 18.8%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (d)	1,600,000	1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.45% tender 1/9/13, CP mode	4,200,000	4,200,000
Other Municipal Debt - continued
	Principal Amount	Value
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	$ 1,200,000	$ 1,200,000
Ohio - 18.3%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.32%, tender 2/15/13 (a)	2,959,000	2,959,000
Avon Gen. Oblig. BAN Series 2012-1, 1% 6/27/13	5,955,000	5,973,677
Beachwood Gen. Oblig. BAN 1% 8/7/13	1,735,000	1,742,440
Columbus Gen. Oblig.:
BAN Series 2012-1, 1.5% 11/21/13	7,000,000	7,079,917
Bonds:
Series 2010 A, 4% 6/1/13	1,000,000	1,015,731
Series 2011 A, 5% 7/1/13	1,390,000	1,422,941
Cuyahoga County Rev. Bonds (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,070,000
Delaware Gen. Oblig. BAN:
Series 2012 B, 1.25% 4/24/13	3,850,000	3,860,889
Series 2012, 1% 4/24/13	4,530,000	4,541,004
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 0.25%, tender 7/9/13 (a)	20,400,000	20,400,000
Green Gen. Oblig. BAN Series 2012 B, 0.75% 6/19/13	1,473,000	1,475,373
Hancock County Gen. Oblig. BAN Series 2012, 1.5% 3/15/13	5,565,000	5,577,955
Independence Gen. Oblig. BAN Series 2012, 1.125% 4/19/13	1,500,000	1,503,204
Mason City School District BAN Series 2012, 2% 1/31/13	5,000,000	5,006,756
Mason Gen. Oblig. BAN 1.5% 6/27/13	3,200,000	3,216,992
Ohio Bldg. Auth. Bonds Series 2003 A:
5% 4/1/13	1,900,000	1,922,056
5% 4/1/13	1,400,000	1,416,259
Ohio Gen. Oblig. Bonds:
(Higher Ed. Proj.) Series 2005 C, 5% 8/1/13	1,000,000	1,027,868
Series 2003 A:
4.5% 3/15/13 (Pre-Refunded to 3/15/13 @ 100)	1,000,000	1,008,486
5% 3/15/13	2,900,000	2,928,014
Series 2006 D, 5% 9/15/13	1,550,000	1,602,004
Series 2009 C:
5% 8/1/13	1,000,000	1,027,363
5% 9/15/13	6,000,000	6,201,304
Series 2012 A:
2% 2/1/13	10,900,000	10,916,530
4% 2/1/13	4,515,000	4,529,524
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Gen. Oblig. Bonds: - continued
Series J, 5% 5/1/13	$ 3,785,000	$ 3,844,825
Series Q, 4% 4/1/13	1,305,000	1,317,215
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.2% tender 4/4/13, CP mode	22,700,000	22,700,000
0.21% tender 3/6/13, CP mode	7,100,000	7,100,000
0.21% tender 3/7/13, CP mode	10,200,000	10,200,000
0.22% tender 5/8/13, CP mode	2,000,000	2,000,000
Series 2008 B6, 0.21% tender 2/7/13, CP mode	5,000,000	5,000,000
Series 2008 B5, 0.2% tender 1/10/13, CP mode	10,300,000	10,300,000
Series 2008 B6:
0.19% tender 6/6/13, CP mode	12,300,000	12,300,000
0.22% tender 5/8/13, CP mode	23,900,000	23,900,000
Series 2012 A, 2% 1/1/13	3,335,000	3,335,000
Ohio State Univ. Gen. Receipts Bonds Series 2003 B, 5.25% 6/1/13 (Pre-Refunded to 6/1/13 @ 100)	4,090,000	4,175,086
Ohio Wtr. Dev. Auth. Rev. Bonds Series 2010 B, 5% 6/1/13	2,785,000	2,840,092
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds:
Series 2004:
5% 6/1/13	2,300,000	2,345,553
5% 6/1/13	2,315,000	2,360,680
Series 2009, 5% 12/1/13	1,000,000	1,043,411
Portage County Gen. Oblig. BAN Series 2012, 1.5% 10/30/13	15,150,000	15,307,440
Univ. of Cincinnati Gen. Receipts BAN:
Series 2012 B, 2% 5/9/13	10,600,000	10,662,981
Series 2012 D, 1.5% 12/12/13	2,500,000	2,528,268
Worthington City School District BAN Series 2012, 1.125% 4/16/13	2,500,000	2,506,451
TOTAL OTHER MUNICIPAL DEBT		252,192,289
Investment Company - 7.4%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.16% (b)(c)	99,499,000	$ 99,499,000
TOTAL INVESTMENT PORTFOLIO - 88.3% (Cost $1,184,696,289)		1,184,696,289
NET OTHER ASSETS (LIABILITIES) - 11.7%		157,690,657
NET ASSETS - 100%		$ 1,342,386,946
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 184,547
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,085,197,289)	$ 1,085,197,289
Fidelity Central Funds (cost $99,499,000)	99,499,000
Total Investments (cost $1,184,696,289)		$ 1,184,696,289
Cash		49,266,963
Receivable for investments sold		2,200,000
Receivable for fund shares sold		121,228,838
Interest receivable		1,217,732
Distributions receivable from Fidelity Central Funds		11,455
Prepaid expenses		2,505
Other receivables		5,961
Total assets		1,358,629,743

Liabilities
Payable for fund shares redeemed	$ 15,923,673
Distributions payable	495
Accrued management fee	137,754
Other affiliated payables	148,137
Other payables and accrued expenses	32,738
Total liabilities		16,242,797

Net Assets		$ 1,342,386,946
Net Assets consist of:
Paid in capital		$ 1,342,384,217
Accumulated undistributed net realized gain (loss) on investments		2,729
Net Assets, for 1,341,898,376 shares outstanding		$ 1,342,386,946
Net Asset Value, offering price and redemption price per share ($1,342,386,946 ÷ 1,341,898,376 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 2,024,317
Income from Fidelity Central Funds		184,547
Total income		2,208,864

Expenses
Management fee	$ 3,978,845
Transfer agent fees	1,493,338
Accounting fees and expenses	123,968
Custodian fees and expenses	13,821
Independent trustees' compensation	3,918
Registration fees	33,400
Audit	37,629
Legal	6,525
Miscellaneous	6,687
Total expenses before reductions	5,698,131
Expense reductions	(3,598,310)	2,099,821
Net investment income (loss)		109,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,271
Capital gain distributions from Fidelity Central Funds	1,063
Total net realized gain (loss)		8,334
Net increase in net assets resulting from operations		$ 117,377

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 109,043	$ 100,582
Net realized gain (loss)	8,334	(29)
Net increase in net assets resulting from operations	117,377	100,553
Distributions to shareholders from net investment income	(109,032)	(100,344)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,976,266,019	3,000,350,460
Reinvestment of distributions	105,697	99,383
Cost of shares redeemed	(2,740,593,789)	(2,904,823,286)
Net increase (decrease) in net assets and shares resulting from share transactions	235,777,927	95,626,557
Total increase (decrease) in net assets	235,786,272	95,626,766

Net Assets
Beginning of period	1,106,600,674	1,010,973,908
End of period	$ 1,342,386,946	$ 1,106,600,674

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.018
Distributions from net investment income	- D	- D	- D	- D	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.15%	1.77%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.52%	.52%	.57%	.54%
Expenses net of fee waivers, if any	.19%	.24%	.37%	.55%	.54%
Expenses net of all reductions	.19%	.24%	.37%	.55%	.48%
Net investment income (loss)	.01%	.01%	.01%	.15%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552	$ 1,224,236

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Money Market Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 589,635,454	$ 48,076,594	$ (594,194)	$ 47,482,400
Fidelity Ohio Municipal Money Market Fund	$ 1,184,696,289	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 71,401	$ 663,883	$ 47,482,400
Fidelity Ohio Municipal Money Market Fund	2,954	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,683,610	$ 2,427,967	$ 23,111,577
Fidelity Ohio Municipal Money Market Fund	109,032	-	109,032
December 31, 2011
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,007,020	$ -	$ 20,007,020
Fidelity Ohio Municipal Money Market Fund	100,344	-	100,344

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $167,550,583 and $82,554,423, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,594

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $3,591,717.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity Ohio Municipal Income Fund	$ 6,733	$ 3,366	$ 5
Fidelity Ohio Municipal Money Market Fund	1,867	4,724	2

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Ohio Municipal Income Fund	02/11/13	02/08/13	$0.014
Fidelity Ohio Municipal Money Market Fund	02/11/13	02/08/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 3,144,038
Fidelity Ohio Municipal Money Market Fund	$ 992

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 1.06% and 19.31% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund 's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the second quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR if other actions to address performance are appropriate.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and five-year periods and the fourth quartile for the three-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 38% would mean that 62% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Fidelity Ohio Municipal Income Fund

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

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Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	7.13%	5.48%	4.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned 7.13%, while the Barclays Pennsylvania Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 7.07%. Versus the index, the fund's performance was bolstered by our overweighting in both health care and premium coupon callable securities, offsetting the negative impact of out-of-index exposure to Puerto Rico bonds. The overweighting in health care was a plus, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The fund's overweighting in premium coupon callable bonds, which carry coupons above prevailing rates and can be redeemed by their issuers before maturity, helped because these securities generally outpaced the index for the year overall. Owning Puerto Rico bonds, which are free from federal and state taxes, detracted from the fund's performance versus the index because the securities underperformed due to worries about the U.S. territory's weak economy and large unfunded pension liability. The bonds suffered a significant sell-off in December, when Moody's downgraded Puerto Rico general obligation (GO) debt - and the debt of several related issuers - to one level above speculative grade.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Fidelity Pennsylvania Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,031.50	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Fidelity Pennsylvania Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .92**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by Fidelity Management & Research Company (FMR) or its affiliates during the period, the annualized expense ratio for Fidelity Pennsylvania Municipal Money Market Fund would have been 0.50% and the expenses paid in the actual and hypothetical examples above would have been $2.51 and $2.54, respectively.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.8	32.7
Health Care	20.1	17.3
Education	15.1	11.9
Transportation	9.5	9.7
Electric Utilities	7.6	7.6
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	6.0	5.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	6.7	6.9

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 0.7%	AAA 0.1%
AA,A 83.8%	AA,A 83.0%
BBB 10.2%	BBB 9.9%
BB and Below 0.6%	BB and Below 0.6%
Not Rated 0.9%	Not Rated 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 3.8%	Short-Term Investments and Net Other Assets (Liabilities) 5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	$ 900,000	$ 1,048,554
New Jersey/Pennsylvania - 1.5%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	610,710
5% 7/1/23	1,000,000	1,209,140
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,570,364
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,959,760
		7,349,974
Pennsylvania - 94.0%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,147,670
Allegheny County Arpt. Auth. Rev.:
(Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,770,283
Series 2006 B:
5% 1/1/21 (FGIC Insured) (b)	3,190,000	3,645,245
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,650,000	1,888,788
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,125,040
Allegheny County Higher Ed. Bldg. Auth. Series 2012 A, 5% 3/1/24	4,000,000	4,876,080
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,715,461
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,321,520
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,273,340
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	7,460,956
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,880,181
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,653,255
6% 3/1/31 (FSA Insured)	1,975,000	2,168,767
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (a)	$ 3,000,000	$ 3,013,080
Berks County Muni. Auth. Rev.:
(Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	3,000,000	3,575,340
Series 2012 A, 5% 11/1/40	3,590,000	3,972,945
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	291,755
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,950,880
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,310,972
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,609,360
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,900,700
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,276,600
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,575,260
Chambersburg Area School District Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,213,500
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,210,160
5.25% 3/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600,000	3,973,284
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,696,046
5% 11/1/42	3,000,000	3,331,710
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,331,680
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,717,897
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,812,992
Series 2012:
5% 8/1/21	350,000	426,503
5% 8/1/22	300,000	366,942
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,277,780
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	10,399,896
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100)	2,750,000	3,455,843
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,240,108
7.75% 4/1/25 (FSA Insured)	395,000	475,604
7.75% 4/1/25 (FSA Insured) (Pre-Refunded to 4/1/16 @ 100)	480,000	590,184
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,870,894
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	3,030,610
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,992,011
5.375% 7/1/42	2,130,000	2,329,496
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	709,040
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,177,911
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,784,925
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	4,043,900
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,392,075
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,452,782
Monroe County Hosp. Auth. Rev.:
(Pocono Med. Ctr. Proj.) Series 2012 A, 5% 1/1/32	1,400,000	1,521,380
(Ponco Med. Ctr. Proj.) Series 2012 A, 5% 1/1/41	1,750,000	1,875,615
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,769,625
5% 2/15/27	3,625,000	4,279,711
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	5,467,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	$ 2,000,000	$ 2,286,460
Series 2012 A:
5% 6/1/23	3,850,000	4,518,399
5% 6/1/24	1,500,000	1,746,960
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,153,650
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	967,158
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	543,595
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,389,047
5.25% 8/15/18	1,450,000	1,642,981
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,256,260
5% 10/1/25	2,500,000	3,100,800
5% 10/1/26	2,500,000	3,083,550
Oxford Area School District Series 2007 D:
5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	795,000	877,195
5.375% 2/1/27 (Pre-Refunded to 8/1/15 @ 100)	995,000	1,118,669
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	2,056,256
5% 3/1/25	3,255,000	3,815,478
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	2,077,340
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,146,780
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (a)	4,000,000	3,988,720
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	11,444,588
First Series 2008, 5% 5/15/27	805,000	935,241
First Series 2009, 5% 3/15/27	3,000,000	3,601,410
First Series 2011:
5% 11/15/24	5,000,000	6,153,400
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
First Series 2011:
5% 11/15/25	$ 4,000,000	$ 4,897,400
Second Series 2005, 5% 1/1/25	9,900,000	10,983,753
Second Series 2007 A, 5% 8/1/25	2,500,000	2,909,525
Second Series 2009:
5% 4/15/25	500,000	603,840
5% 4/15/28	5,000,000	5,985,400
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,587,300
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	292,190
5% 3/1/20	300,000	360,183
5% 3/1/22	275,000	333,968
5% 3/1/23	585,000	709,225
5% 3/1/42	2,950,000	3,309,871
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,309,630
Series 2009 A, 5.25% 8/15/22	2,655,000	3,176,123
Series 2011 A, 5.75% 8/15/41	4,980,000	5,823,014
First Series 2012, 5% 4/1/20	750,000	901,523
First Series:
5% 4/1/21	500,000	605,405
5% 4/1/22	600,000	732,486
5% 4/1/23	800,000	970,712
5% 4/1/24	1,100,000	1,327,645
Series 2010 E, 5% 5/15/31	2,500,000	2,763,675
Series 2010:
5% 9/1/30	1,150,000	1,353,596
5% 9/1/31	1,025,000	1,201,782
Series 2011 A, 5% 9/1/41	2,000,000	2,292,160
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,699,777
Series 2008 A, 5% 8/15/29	3,945,000	4,397,531
Series 2010:
5% 3/1/22	2,640,000	3,128,954
5% 3/1/40	3,635,000	4,048,045
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,365,700
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	$ 7,695,000	$ 8,624,710
5% 12/1/25 (AMBAC Insured)	7,345,000	8,195,992
5% 12/1/26 (AMBAC Insured)	3,500,000	3,896,865
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,612,160
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,432,480
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,539,675
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,591,080
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,056,850
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,053,480
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,749,842
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,889,376
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,896,042
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,542,604
Ninth Series, 5.25% 8/1/40	5,595,000	6,002,652
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,466,864
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,664,620
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	4,087,222
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,525,600
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,896,725
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,042,150
Series 2012:
5% 4/15/21	1,000,000	1,189,200
5% 4/15/25	2,230,000	2,598,686
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	$ 2,900,000	$ 3,094,619
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,317,712
Series 2010 C, 5% 9/1/21	4,000,000	4,680,760
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,500,880
Series 2011 A, 5% 1/1/41	2,715,000	3,018,754
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,652,818
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,226,320
5.25% 9/1/16 (FSA Insured)	3,000,000	3,423,120
Series 2012 A, 5% 9/1/22	2,000,000	2,383,080
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,882,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity)	1,670,000	1,738,153
6.5% 9/1/13 (FGIC Insured)	1,875,000	1,930,088
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,114,450
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,916,600
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,676,610
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,154,480
(Montgomery County Cmnty. College Proj.)Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,980,829
5% 5/1/28 (FSA Insured)	1,000,000	1,112,800
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,513,150
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,314,440
Series 2000 C, 5% 9/15/35	2,000,000	2,268,220
Series 2007 B, 5.25% 9/15/28	2,500,000	2,958,650
Series 2009 A, 5% 9/15/16	1,150,000	1,325,145
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.): - continued
Series 2009 B:
5% 9/15/28	$ 2,000,000	$ 2,306,420
5.5% 9/15/24	5,250,000	6,380,693
West Shore Area Auth. Hosp. Series 2011 B, 5.75% 1/1/41	1,500,000	1,696,605
Westmoreland County Gen. Oblig. Series 1992, 0% 8/1/15 (Escrowed to Maturity)	4,290,000	4,190,858
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	4,365,000	4,850,912
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,281,350
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,067,575
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,994,572
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,332,942
		458,436,112
Puerto Rico - 0.6%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	506,625
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	8,200,000	1,817,776
0% 8/1/41	1,200,000	236,184
		2,560,585
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $434,848,179)	469,395,225
NET OTHER ASSETS (LIABILITIES) - 3.7%	18,227,244
NET ASSETS - 100%	$ 487,622,469
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	29.8%
Health Care	20.1%
Education	15.1%
Transportation	9.5%
Electric Utilities	7.6%
Water & Sewer	6.5%
Others* (Individually Less Than 5%)	11.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $434,848,179)		$ 469,395,225
Cash		13,321,785
Receivable for fund shares sold		217,394
Interest receivable		5,830,301
Prepaid expenses		1,165
Other receivables		2,202
Total assets		488,768,072

Liabilities
Payable for fund shares redeemed	$ 404,923
Distributions payable	463,035
Accrued management fee	149,659
Transfer agent fee payable	62,117
Other affiliated payables	21,605
Other payables and accrued expenses	44,264
Total liabilities		1,145,603

Net Assets		$ 487,622,469
Net Assets consist of:
Paid in capital		$ 452,841,920
Undistributed net investment income		53,621
Accumulated undistributed net realized gain (loss) on investments		179,882
Net unrealized appreciation (depreciation) on investments		34,547,046
Net Assets, for 42,514,132 shares outstanding		$ 487,622,469
Net Asset Value, offering price and redemption price per share ($487,622,469 ÷ 42,514,132 shares)		$ 11.47

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 17,917,016

Expenses
Management fee	$ 1,686,055
Transfer agent fees	351,122
Accounting fees and expenses	119,549
Custodian fees and expenses	5,658
Independent trustees' compensation	1,684
Registration fees	25,958
Audit	49,630
Legal	3,825
Miscellaneous	3,378
Total expenses before reductions	2,246,859
Expense reductions	(9,886)	2,236,973
Net investment income (loss)		15,680,043
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,748,180
Change in net unrealized appreciation (depreciation) on investment securities		13,917,672
Net gain (loss)		15,665,852
Net increase (decrease) in net assets resulting from operations		$ 31,345,895

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,680,043	$ 15,776,914
Net realized gain (loss)	1,748,180	(233,547)
Change in net unrealized appreciation (depreciation)	13,917,672	21,854,173
Net increase (decrease) in net assets resulting from operations	31,345,895	37,397,540
Distributions to shareholders from net investment income	(15,632,766)	(15,776,599)
Distributions to shareholders from net realized gain	(1,100,705)	-
Total distributions	(16,733,471)	(15,776,599)
Share transactions Proceeds from sales of shares	116,905,113	76,315,039
Reinvestment of distributions	11,001,986	9,732,684
Cost of shares redeemed	(79,594,140)	(113,940,721)
Net increase (decrease) in net assets resulting from share transactions	48,312,959	(27,892,998)
Redemption fees	4,500	3,483
Total increase (decrease) in net assets	62,929,883	(6,268,574)

Net Assets
Beginning of period	424,692,586	430,961,160
End of period (including undistributed net investment income of $53,621 and undistributed net investment income of $6,346, respectively)	$ 487,622,469	$ 424,692,586
Other Information Shares
Sold	10,275,493	7,114,011
Issued in reinvestment of distributions	963,856	904,776
Redeemed	(6,995,178)	(10,739,144)
Net increase (decrease)	4,244,171	(2,720,357)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.10	$ 10.51	$ 10.78	$ 10.21	$ 10.73
Income from Investment Operations
Net investment income (loss) B	.387	.415	.418	.407	.416
Net realized and unrealized gain (loss)	.395	.590	(.197)	.569	(.497)
Total from investmentoperations	.782	1.005	.221	.976	(.081)
Distributions from net investment income	(.386)	(.415)	(.418)	(.407)	(.416)
Distributions from net realized gain	(.026)	-	(.073)	-	(.023)
Total distributions	(.412)	(.415)	(.491)	(.407)	(.439)
Redemption fees added to paid in capital B	- D	- D	- D	.001	- D
Net asset value, end of period	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Total Return A	7.13%	9.76%	2.02%	9.70%	(.77)%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.50%	.50%	.51%	.50%
Expenses net of fee waivers, if any	.49%	.50%	.50%	.51%	.50%
Expenses net of all reductions	.48%	.50%	.50%	.51%	.46%
Net investment income (loss)	3.40%	3.87%	3.85%	3.84%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 487,622	$ 424,693	$ 430,961	$ 428,569	$ 326,566
Portfolio turnover rate	16%	12%	19%	8%	17%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/12	% of fund's investments 6/30/12	% of fund's investments 12/31/11
1 - 7	86.8	87.5	86.3
8 - 30	0.6	1.6	0.6
31 - 60	4.1	3.1	4.2
61 - 90	0.1	0.7	1.0
91 - 180	4.8	0.7	4.3
> 180	3.6	6.4	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/12	6/30/12	12/31/11
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	28 Days	22 Days
Pennsylvania Tax-Free Money Market Funds Average*	26 Days	30 Days	25 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/12	6/30/12	12/31/11
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	28 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
Variable Rate Demand Notes (VRDNs) 74.4%	Variable Rate Demand Notes (VRDNs) 73.9%
Other Municipal Debt 19.7%	Other Municipal Debt 17.6%
Investment Companies 0.9%	Investment Companies 10.4%
Net Other Assets (Liabilities) 5.0%	Net Other Assets (Liabilities)** (1.9)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	12/31/12	9/30/12	6/30/12	3/31/12	1/2/12
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2012, the most recent period shown in the table, would have been -0.33%.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2012

Showing Percentage of Net Assets

Variable Rate Demand Note - 74.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 1/7/13, VRDN (a)(d)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.17% 1/7/13, LOC Bank of America NA, VRDN (a)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	3,270,000	3,270,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.3% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,890,000	1,890,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.17% 1/7/13, VRDN (a)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.35% 1/7/13, VRDN (a)	300,000	300,000
0.4% 1/7/13, VRDN (a)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 1/7/13, VRDN (a)(d)	400,000	400,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.33% 1/7/13, VRDN (a)	100,000	100,000
Series 2012 A, 0.37% 1/7/13, VRDN (a)(d)	500,000	500,000
		600,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.26% 1/7/13, LOC KeyBank NA, VRDN (a)	100,000	100,000
North Carolina - 0.1%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.22% 1/7/13, LOC Cr. Industriel et Commercial, VRDN (a)	800,000	800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - 72.2%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	$ 3,190,000	$ 3,190,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	8,640,000	8,640,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,600,000	4,600,000
(UPMC Health Sys. Proj.) Series 2010 B2, 0.14% 1/7/13, LOC Deutsche Bank AG New York Branch, VRDN (a)	7,500,000	7,500,000
Allegheny County Indl. Dev. Auth. Rev.:
(Doren, Inc. Proj.) Series 1997 C, 0.24% 1/1/13, LOC PNC Bank NA, VRDN (a)(d)	300,000	300,000
(R.I. Lampus Co. Proj.) Series 1997 A, 0.24% 1/1/13, LOC PNC Bank NA, VRDN (a)(d)	710,000	710,000
(The Neighborhood Academy Proj.) 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,500,000	4,500,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	400,000	400,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.13% 1/2/13, LOC Citibank NA, VRDN (a)	6,000,000	6,000,000
Series 2005 A, 0.15% 1/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,750,000	2,750,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.15% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,650,000	3,650,000
(Snowball Real Estate LP Proj.) 0.35% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,305,000	1,305,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,350,000	5,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.14% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	20,240,000	20,240,000
Series 2008 A2, 0.13% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	27,905,000	27,905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	$ 2,000,000	$ 2,000,000
Cumberland County Muni. Auth. Rev. (Messiah Village Proj.) Series 2008 B, 0.25% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.15% 1/2/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,915,000	1,915,000
Series 2006 B, 0.15% 1/2/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,900,000	4,900,000
Delaware County Indl. Dev. Auth. Rev. (The Agnes Irwin School Proj.) Series 2003, 0.19% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,640,000	8,640,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.13% 1/7/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	13,000,000	13,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600,000	6,600,000
Series Putters 3915 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000,000	5,000,000
Series WF 11 69C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	6,675,000	6,675,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.13% 1/7/13, LOC Fannie Mae, VRDN (a)	12,675,000	12,675,000
Moon Indl. Dev. Auth. Commercial Dev. Rev. (One Thorn Run Ctr. Proj.) Series 1995 A, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	1,990,000	1,990,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.21% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	647,000	647,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 1999 C4, 0.24% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	400,000	400,000
Series 2002 B5, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	5,000,000	5,000,000
Series 2004 B, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2004 D2, 0.16% 1/7/13, LOC PNC Bank NA, VRDN (a)(d)	$ 900,000	$ 900,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.19% 1/7/13, LOC Citibank NA, VRDN (a)(d)	6,000,000	6,000,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,540,000	4,540,000
Series Putters 3352Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,435,000	4,435,000
Series Putters 4014, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4201, 0.13% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,995,000	1,995,000
Series RBC O 34, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000,000	5,000,000
Series ROC II R 11505, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	11,000,000	11,000,000
Series ROC II R 14002, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,800,000	7,800,000
Series WF 11 121C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	14,370,000	14,370,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.14% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	7,000,000	7,000,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Holy Family Univ. Proj.) Series 2008, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	4,435,000	4,435,000
(Thomas Jefferson Univ. Proj.) Series 2008 B, 0.15% 1/7/13, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Participating VRDN:
ROC II R 11721, 0.14% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	7,500,000	7,500,000
Series MS 3252, 0.18% 1/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,840,000	5,840,000
Series Putters 3583Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,060,000	6,060,000
Series ROC II R 14041, 0.15% 1/7/13 (Liquidity Facility Deutsche Postbank AG) (a)(e)	7,200,000	7,200,000
Series WF 11 26C, 0.16% 1/7/13 (Liquidity Facility Wells Fargo Bank NA) (a)(e)	3,000,000	3,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series MT 827, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	$ 6,045,000	$ 6,045,000
Series Putters 3786 Z, 0.22% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	4,745,000	4,745,000
Series Putters 3950, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000,000	3,000,000
Series Putters 4109, 0.18% 1/2/13 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	6,790,000	6,790,000
Series Putters 4141 Z, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,875,000	4,875,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,035,000	5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.13% 1/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(e)	3,925,000	3,925,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.13% 1/7/13, LOC Barclays Bank PLC, VRDN (a)	25,925,000	25,925,000
Series 2008 C, 0.13% 1/7/13, LOC Barclays Bank PLC, VRDN (a)	20,875,000	20,875,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.15% 1/7/13, LOC TD Banknorth, NA, VRDN (a)(d)	21,195,000	21,195,000
Series 2005 C2, 0.15% 1/7/13, LOC Royal Bank of Canada, VRDN (a)(d)	11,000,000	11,000,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.16% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	7,000,000	7,000,000
(The Franklin Institute Proj.) Series 2006, 0.14% 1/7/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	2,260,000	2,260,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.14% 1/7/13, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
Eighth Series C, 0.14% 1/7/13, LOC Bank of Nova Scotia New York Branch, VRDN (a)	4,000,000	4,000,000
Eighth Series D, 0.12% 1/7/13, LOC Bank of America NA, VRDN (a)	24,000,000	24,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Participating VRDN Series ROC II R 11867, 0.13% 1/7/13 (Liquidity Facility Citibank NA) (a)(e)	$ 5,500,000	$ 5,500,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.14% 1/7/13 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665,000	3,665,000
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.13% 1/7/13, LOC Bank of America NA, VRDN (a)	12,900,000	12,900,000
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	20,760,000	20,760,000
Series RBC E 28, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,740,000	13,740,000
Series RBC E 29, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	6,500,000	6,500,000
Series RBC E 30, 0.13% 1/7/13 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,000,000	10,000,000
Ridley School District Series 2009, 0.12% 1/7/13, LOC TD Banknorth, NA, VRDN (a)	6,330,000	6,330,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.23% 1/7/13, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	1,920,000	1,920,000
Somerset County Gen. Oblig. Series 2009 A, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	4,470,000	4,470,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.13% 1/7/13, LOC PNC Bank NA, VRDN (a)	6,700,000	6,700,000
Washington County Auth. Rev. 0.13% 1/7/13, VRDN (a)	1,000,000	1,000,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.12% 1/7/13, LOC PNC Bank NA, VRDN (a)	5,155,000	5,155,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.2% 1/7/13, LOC Bank of America NA, VRDN (a)	5,665,000	5,665,000
		569,202,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.13% 1/7/13, LOC Barclays Bank PLC NY Branch, VRDN (a)	1,700,000	1,700,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.21% 1/2/13, VRDN (a)(d)	500,000	500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.2%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 C, 0.16% 1/2/13, LOC Bank of America NA, VRDN (a)	$ 1,200,000	$ 1,200,000
Virginia - 0.1%
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series BA 1047, 0.22% 1/7/13 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,000,000	1,000,000
TOTAL VARIABLE RATE DEMAND NOTE		586,242,000
Other Municipal Debt - 19.7%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 B, 0.4% tender 1/16/13, CP mode (d)	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.45% tender 1/23/13, CP mode	1,200,000	1,200,000
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 1/9/13, CP mode (d)	1,300,000	1,300,000
Series 1990 B, 0.45% tender 1/15/13, CP mode	800,000	800,000
		2,100,000
Pennsylvania - 19.2%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/13	2,800,000	2,859,903
Series 2011 A, 3% 10/15/13	1,320,000	1,347,437
Lehigh County Gen. Oblig. Bonds Series 2011, 3% 11/15/13	6,030,000	6,174,264
Pennsylvania Gen. Oblig. Bonds:
First Series 2003, 5% 1/1/13	1,950,000	1,950,000
First Series 2004, 5.25% 2/1/13	4,500,000	4,519,121
First Series 2008, 5% 5/15/13	3,850,000	3,917,841
First Series 2009, 5% 3/15/13	1,000,000	1,009,601
First Series 2011, 4% 11/15/13	3,000,000	3,097,918
First Series 2012, 3% 1/1/13	5,600,000	5,600,000
Fourth Series 2004, 5% 7/1/13 (Escrowed to Maturity)	3,190,000	3,265,688
Second Series 2004, 5.5% 6/1/13	1,000,000	1,021,826
Second Series 2008, 5% 2/15/13	1,000,000	1,005,875
Series 2002, 5.5% 2/1/13	3,950,000	3,967,624
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. Bonds: - continued
Series 2004, 5.25% 7/1/13	$ 1,000,000	$ 1,025,025
Series 2009, 5% 7/1/13	2,925,000	2,994,403
Series 2010 A, 5% 5/1/13	10,380,000	10,543,547
Third Series, 5% 9/1/13	300,000	309,314
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
First Series 2012, 1% 4/1/13	4,805,000	4,814,490
Series AM, 3% 6/15/13	1,965,000	1,989,221
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series 114A, 0.4% 4/1/13 (d)	1,960,000	1,960,000
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.17% 1/7/13, LOC Bank of America NA, CP	48,780,000	48,780,000
Pennsylvania State Univ. Bonds Series 2009 A, 4% 3/1/13	1,500,000	1,509,191
Philadelphia Gen. Oblig. TRAN Series 2012 A, 2% 6/28/13	7,300,000	7,362,521
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. Bonds (Jefferson Health Sys. Proj.) Series 2010 B, 4% 5/15/13	1,500,000	1,519,710
Swarthmore Borough Auth. College Rev. Bonds Series 2008, 5% 9/15/13	1,875,000	1,937,403
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN Series 2012, 2% 7/2/13	6,700,000	6,759,703
Bonds:
(Higher Ed. Proj.) 0.2% tender 2/5/13, CP mode	10,805,000	10,805,000
(Univ. Cap. Proj.) Series 2012 C, 0.21% tender 2/5/13, CP mode	9,000,000	9,000,000
		151,046,626
TOTAL OTHER MUNICIPAL DEBT		155,446,626
Investment Company - 0.9%
	Shares
Fidelity Municipal Cash Central Fund, 0.16% (b)(c)	7,312,000	7,312,000
TOTAL INVESTMENT PORTFOLIO - 95.0% (Cost $749,000,626)		749,000,626
NET OTHER ASSETS (LIABILITIES) - 5.0%		39,484,878
NET ASSETS - 100%		$ 788,485,504
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 54,328
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $741,688,626)	$ 741,688,626
Fidelity Central Funds (cost $7,312,000)	7,312,000
Total Investments (cost $749,000,626)		$ 749,000,626
Cash		35,970,854
Receivable for fund shares sold		21,138,473
Interest receivable		905,004
Distributions receivable from Fidelity Central Funds		1,674
Other receivables		1,951
Total assets		807,018,582

Liabilities
Payable for fund shares redeemed	18,435,760
Distributions payable	246
Accrued management fee	96,839
Other affiliated payables	233
Total liabilities		18,533,078

Net Assets		$ 788,485,504
Net Assets consist of:
Paid in capital		$ 788,482,184
Accumulated undistributed net realized gain (loss) on investments		3,320
Net Assets, for 788,321,379 shares outstanding		$ 788,485,504
Net Asset Value, offering price and redemption price per share ($788,485,504 ÷ 788,321,379 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2012

Investment Income
Interest		$ 1,242,697
Income from Fidelity Central Funds		54,328
Total income		1,297,025

Expenses
Management fee	$ 3,405,416
Independent trustees' compensation	2,432
Total expenses before reductions	3,407,848
Expense reductions	(2,179,116)	1,228,732
Net investment income (loss)		68,293
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,801
Capital gain distributions from Fidelity Central Funds	662
Total net realized gain (loss)		32,463
Net increase in net assets resulting from operations		$ 100,756

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,293	$ 66,169
Net realized gain (loss)	32,463	14,020
Net increase in net assets resulting from operations	100,756	80,189
Distributions to shareholders from net investment income	(68,278)	(66,105)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,885,238,135	1,803,354,473
Reinvestment of distributions	66,921	65,495
Cost of shares redeemed	(1,783,013,637)	(1,788,062,125)
Net increase (decrease) in net assets and shares resulting from share transactions	102,291,419	15,357,843
Total increase (decrease) in net assets	102,323,897	15,371,927

Net Assets
Beginning of period	686,161,607	670,789,680
End of period	$ 788,485,504	$ 686,161,607

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	.001	.018
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	.001	.018
Distributions from net investment income	- D	- D	- D	(.001)	(.018)
Distributions from net realized gain	-	-	-	-	- D
Total distributions	- D	- D	- D	(.001)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.09%	1.85%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.53%	.51%
Expenses net of fee waivers, if any	.18%	.22%	.30%	.49%	.51%
Expenses net of all reductions	.18%	.22%	.30%	.49%	.46%
Net investment income (loss)	.01%	.01%	.01%	.09%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$ 788,486	$ 686,162	$ 670,790	$ 678,148	$ 848,937

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 434,848,017	$ 34,687,659	$ (140,451)	$ 34,547,208
Fidelity Pennsylvania Municipal Money Market Fund	749,000,626	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 53,777	$ 1	$ 179,881	$ 34,547,208
Fidelity Pennsylvania Municipal Money Market Fund	3,546	-	-	-

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 15,632,766	$ 1,100,705	$ 16,733,471
Fidelity Pennsylvania Municipal Money Market Fund	68,278	-	68,278
December 31, 2011
Tax-Exempt Income
Fidelity Pennsylvania Municipal Income Fund	$ 15,776,599
Fidelity Pennsylvania Municipal Money Market Fund	66,105

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $113,312,762 and $73,112,425, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The

Annual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund(s). The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,216

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,176,804.

Annual Report

7. Expense Reductions - continued

Through arrangements with the Income Fund's and Market Market Fund, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 4,766	$ 5,116	$ 4
Fidelity Pennsylvania Municipal Money Market Fund	1,240	1,072	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund a fund of Fidelity Municipal Trust II) at December 31, 2012, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Nancy D. Prior (45)

Year of Election or Appointment: 2012

Vice President of Fidelity's Money Market Funds. Ms. Prior also serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2008-2009).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains

Fidelity Pennsylvania Municipal Income Fund	02/11/13	02/08/13	$0.006
Fidelity Pennsylvania Municipal Money Market Fund	02/11/13	02/08/13	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2012, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$ 1,305,106
Fidelity Pennsylvania Municipal Money Market Fund	$ 3,644

During fiscal year ended 2012, 100% of each fund's income dividends were free from federal income tax, and 2.83% of Fidelity Pennsylvania Municipal Income Fund and 16.27% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the first quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's disappointing performance. The Board noted that this fund had underperformed in the past and discussed with FMR its disappointment with the continued underperformance of the fund. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board considered that FMR had taken steps to provide shareholders with stability of principal and to enhance safety and liquidity, which contributed to the fund's weakened performance relative to its peer group. The Board noted that there was a portfolio management change for the fund in December 2011. The Board also reviewed the fund's performance since inception as well as performance in the current year.

The Board noted as a general matter that the percentage beaten numbers for money market funds in recent years were less meaningful than in earlier years, as many competitors have been waiving fees to maintain a one basis point yield and performance differences among funds may not be apparent due to rounding.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 30% would mean that 70% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Annual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity Pennsylvania Municipal Income Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2011. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PFR-UANN-0213
1.787740.109

Fidelity®

Short-Intermediate
Municipal Income Fund

Annual Report

December 31, 2012

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

Semia

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Short-Intermediate Municipal Income Fund	2.25%	3.54%	3.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Short-Intermediate Municipal Income Fund, a class of the fund, on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Short-Intermediate Municipal Income Fund: For the year, the fund's Retail Class shares returned 2.25%, while the Barclays 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 2.00%. The fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, as well as yield-curve positioning. Health care bonds were a plus, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's relative performance was hurt by its underweighting in prepaid gas bonds, which recovered in the second half of the year as the credit quality of the underwriters of such securities - including banks, broker-dealers and other financial institutions - improved and in response to heavy investor demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,007.50	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 1,008.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,004.20	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.53%
Actual		$ 1,000.00	$ 1,003.70	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,009.00	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.70	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	11.4
New York	11.6	12.6
Illinois	8.5	7.4
Florida	8.1	8.3
Texas	7.7	5.5
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	32.1
Electric Utilities	12.7	12.8
Special Tax	12.1	11.1
Health Care	9.3	8.6
Transportation	7.1	5.2
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.9	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 10.6%	AAA 8.5%
AA,A 71.8%	AA,A 69.7%
BBB 5.3%	BBB 4.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 4.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 15.9%
We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 89.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	$ 2,615	$ 2,639
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,207
		3,846
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,383
5% 10/1/16 (FSA Insured)	13,000	14,685
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,000
Series 2008 D:
5% 1/1/13	3,250	3,250
5% 1/1/14	2,255	2,357
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,943
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,138
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,081
Series 2008:
5.5% 9/1/13	18,780	19,413
5.5% 9/1/16	1,385	1,593
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,220
5% 10/1/20	5,180	6,342
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,370
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,110
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,328
5% 7/1/18	5,200	5,736
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,807
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2009 B, 5% 7/1/16	$ 5,090	$ 5,828
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,905
Series 2012 A:
5% 7/1/18	825	981
5% 7/1/19	1,550	1,877
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,382
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,698
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,388
5% 7/1/17	3,315	3,733
5% 7/1/18	3,365	3,835
		143,860
California - 11.9%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,099
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,077
Series 2010 M, 5% 5/1/16	8,000	9,123
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,322
Series 2009 A:
5% 7/1/15	3,660	3,909
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,716
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,214
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,286
5.25% 7/1/14	1,780	1,910
5.25% 7/1/14 (Escrowed to Maturity)	520	558
California Gen. Oblig.:
5% 11/1/13	9,060	9,414
5% 9/1/18	7,500	9,004
5% 9/1/19	20,000	24,391
5% 9/1/20	20,000	24,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	$ 1,100	$ 1,132
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,068
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,386
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,000	4,009
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,591
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,493
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	16,200	16,201
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,334
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,058
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,191
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,249
5% 10/1/19	1,490	1,791
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,501
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,616
5% 10/1/19	5,000	5,921
5% 10/1/20	2,525	3,032
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,195
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,905
Series 2009 J, 5% 11/1/17	2,300	2,684
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,186
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,017
5% 6/15/13	16,650	17,002
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,637
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,319
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	12,500	12,500
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.48%, tender 7/1/14 (b)	56,000	56,116
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,043
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,097
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,008
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,253
Series 2009 B, 5% 7/1/17	12,905	15,229
Series 2013 A:
5% 7/1/18 (a)	9,750	11,539
5% 7/1/19 (a)	4,400	5,294
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,785
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,721
5% 3/1/19	2,935	3,459
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,992
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,291
5% 12/1/17	9,790	11,221
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,547
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,434
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	$ 1,020	$ 1,043
5% 7/1/14	1,120	1,193
5% 7/1/15	2,170	2,397
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,160
5% 7/1/18	2,000	2,385
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,982
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,884
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,916
5% 6/1/17	3,700	4,206
5% 6/1/18	6,470	7,464
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,952
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,072
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,993
5% 8/1/18	8,000	9,035
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,509
5% 5/15/15	1,845	2,035
Series 2009 B, 5% 5/15/14	7,000	7,442
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,193
		517,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,567
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		5,153
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,323
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,431
Series 2012 C, 5% 6/1/21	23,420	29,305
Series 2012 D, 0.42% 9/15/15 (b)	6,000	6,005
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,585	2,630
Series D, 4% 7/1/14	1,000	1,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,468
Series 2009 1, 5% 2/1/14	2,500	2,627
Series 2011 A, 5% 12/1/18	5,575	6,737
		68,569
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,034
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,741
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,616
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,560
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,062
		22,013
Florida - 8.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,320
5% 12/1/15	4,395	4,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	$ 4,000	$ 4,078
Series 2012 Q1, 5% 10/1/21	1,000	1,228
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,009
Series 2012 A:
5% 7/1/19	7,000	8,338
5% 7/1/20	15,070	18,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,291
Series 2010 A3, 1.88% 6/1/13 (b)	47,300	47,589
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,405
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,169
Series 2011:
4% 12/1/16	1,265	1,394
5% 12/1/17	1,685	1,947
5% 12/1/18	685	810
5% 12/1/19	1,820	2,178
5% 12/1/20	1,000	1,205
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,438
5% 10/1/16	1,530	1,699
5% 10/1/17	1,455	1,639
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,442
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,073
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,541
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,443
Series 2009 D, 5.5% 6/1/16	7,910	9,175
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	19,111
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	$ 20,000	$ 22,052
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,405
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,611
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,062
5% 10/1/20	1,000	1,220
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,628
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,044
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,800
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,099
5% 9/1/17	1,000	1,155
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,375
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	830
5.25% 10/1/15	3,525	3,895
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	485	547
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,086
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,206
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,505
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,316
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,421
5% 10/1/16	1,000	1,113
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A: - continued
5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,999
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,578
Series 2012, 5% 7/1/19	1,000	1,206
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,776
Series 2010 C, 5% 10/1/17	1,895	2,243
Series 2011 B:
5% 10/1/18	2,250	2,724
5% 10/1/19	2,325	2,885
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	5,122
5% 10/1/19 (e)	2,025	2,381
5% 10/1/18 (e)	2,745	3,194
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,512
5% 7/1/14	2,000	2,132
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,691
Series 2011, 5% 10/1/19	5,590	6,937
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,846
5% 11/15/17	1,500	1,743
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,160
5% 10/1/15 (FSA Insured) (e)	2,920	3,226
5% 10/1/16 (FSA Insured) (e)	6,000	6,782
5% 10/1/17 (FSA Insured) (e)	5,000	5,753
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,135
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,301
		351,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,016
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,179
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,480
1.2%, tender 4/1/14 (b)	4,800	4,842
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,511
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,827
5% 11/1/14	7,490	7,984
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,856
5% 1/1/20	4,000	4,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series B, 5% 1/1/17	2,750	3,156
Series GG:
5% 1/1/16	680	760
5% 1/1/20	675	826
5% 1/1/21	1,670	2,076
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,050
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,916
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,537
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,379
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,000
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,172
Series 2008 D:
5.75% 1/1/19	14,890	18,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
(Proj. One):
Series 2008 D:
5.75% 1/1/20	$ 3,555	$ 4,338
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,354
5% 1/1/15	1,040	1,110
5% 1/1/16	2,415	2,624
5% 1/1/18	1,530	1,708
		150,619
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,290
Series 2011, 5% 7/1/19 (e)	4,000	4,693
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,728
5% 6/1/16 (Escrowed to Maturity)	2,895	3,320
Series DY:
5% 2/1/15	3,500	3,825
5% 2/1/16	4,000	4,520
		29,376
Illinois - 8.5%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,760
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,726
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,650
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,683
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,439
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,090
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,219
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,042
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,839
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	$ 5,000	$ 5,374
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,000
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,154
Series 2010 E:
5% 1/1/15 (e)	4,000	4,321
5% 1/1/16 (e)	1,500	1,671
Series 2011 B, 5% 1/1/18	6,500	7,553
Series 2012 A:
5% 1/1/14 (e)	3,500	3,652
5% 1/1/14 (e)	2,000	2,087
5% 1/1/21	1,400	1,662
Series 2012 B, 5% 1/1/21 (e)	4,605	5,373
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,927
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,831
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,345
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	484
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,802
5% 11/15/20	2,500	3,029
5% 11/15/21	3,000	3,633
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,893
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,740
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,689
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,407
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,069
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	423
5% 7/1/15	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,259
5% 5/15/17	3,520	3,912
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,025
5% 5/1/14	2,000	2,094
5.75% 5/1/19	2,650	3,109
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,408
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,925
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,211
Series 2012 A, 5% 5/15/23	1,300	1,490
Series 2012:
5% 9/1/19	1,115	1,282
5% 9/1/20	1,470	1,698
5% 9/1/21	1,645	1,916
5% 9/1/22	2,165	2,518
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,656
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,894
Series 2004 B, 5% 3/1/14	15,500	16,199
Series 2004, 5% 11/1/16	11,000	12,439
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,055
5% 4/1/17 (AMBAC Insured)	8,050	8,669
Series 2007 A, 5.5% 6/1/15	1,000	1,101
Series 2007 B, 5% 1/1/17	9,835	11,143
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,695	3,695
5% 1/1/15 (FSA Insured)	20,000	21,512
Series 2012:
2% 2/1/13	9,500	9,511
3% 8/1/13	4,800	4,869
3% 9/1/13	2,000	2,033
4% 3/1/14	5,000	5,168
5% 3/1/13	5,000	5,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/19	$ 5,500	$ 6,331
5% 8/1/22	5,700	6,525
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,440
5% 5/15/16 (FSA Insured)	2,325	2,582
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,443
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,583
4.5% 6/15/17	6,075	6,893
Series 2010, 5% 6/15/15	8,800	9,698
Series 2011, 4% 6/15/13	2,600	2,643
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,504
4% 6/15/20	1,000	1,047
5% 6/15/20	6,000	6,496
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,419
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	568
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,451
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,682
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,553
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	680
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,318
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,011
0% 11/1/14 (FSA Insured)	875	857
0% 11/1/16 (Escrowed to Maturity)	740	711
0% 11/1/16 (FSA Insured)	2,235	2,093
		367,291
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,108
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,685
5% 5/1/15	6,420	6,985
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,352
5% 12/1/15	2,135	2,384
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,846
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,663
Series 2010 A, 5% 2/1/17	2,800	3,258
Series 2012:
5% 3/1/20	650	757
5% 3/1/21	1,225	1,422
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,468
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,451
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,243
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,767
5% 1/1/20	1,250	1,517
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,023
5% 10/1/22	1,600	2,008
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	567
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,598
5% 10/1/17	5,000	5,709
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	$ 1,000	$ 1,139
4% 1/15/20	1,345	1,539
4% 1/15/21	1,250	1,434
5% 7/15/19	1,680	2,035
5% 7/15/20	1,170	1,432
5% 7/15/21	1,000	1,233
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	567
5% 7/1/15	315	350
5% 7/1/16	500	573
Series Z-1:
5% 7/1/16	1,215	1,394
5% 7/1/17	1,000	1,179
5% 7/1/18	1,500	1,812
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,121
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,319
		85,090
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,884
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	616
5% 11/15/15	625	691
5% 11/15/16	875	991
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,095
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,159
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,596
5% 11/15/15	6,245	6,958
5% 11/15/16	5,410	6,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,643
5% 11/15/20	2,745	3,258
		29,175
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	773
4% 2/1/15	1,495	1,573
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,170
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,367
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	501
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,915
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,577
1.6%, tender 6/1/17 (b)	8,000	7,976
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,065
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,273
		35,190
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,568
5% 7/1/16	2,000	2,216
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,092
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,302
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,105
		13,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	$ 16,100	$ 18,772
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,446
5% 7/1/14	3,500	3,678
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,447
Series 2012 D, 0.973%, tender 11/15/17 (b)	14,000	14,078
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,886
Series 2011 A, 5% 7/1/20	16,000	19,562
		62,869
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,063
5% 5/15/16	4,400	5,041
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,810
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,348
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,621
4% 7/1/16	1,000	1,108
5% 7/1/13	1,000	1,023
Series Q2:
4% 7/1/15	1,170	1,264
4% 7/1/16	1,000	1,108
5% 7/1/13	1,100	1,126
5% 7/1/14	1,080	1,153
5% 7/1/17	1,370	1,606
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,609
5% 1/1/16	1,300	1,425
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,443
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	16,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	$ 7,000	$ 7,125
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,521
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,102
		68,625
Michigan - 3.1%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,213
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,257
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,776
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,355
5% 5/1/20	2,000	2,372
5% 5/1/21	1,810	2,165
Detroit Swr. Disp. Rev. Series 2006 D, 0.841% 7/1/32 (b)	4,070	3,417
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,325
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,491
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,118
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	2,985
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,472
5% 11/15/19	1,000	1,188
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,301
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,171
Series 2012 A:
5% 6/1/16	2,290	2,511
5% 6/1/17	1,410	1,570
5% 6/1/18	2,330	2,632
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	$ 11,000	$ 11,264
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,530
5% 10/1/15	1,750	1,972
5% 10/1/15	3,250	3,662
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,669
5% 5/1/14	2,140	2,261
5% 5/1/15	1,845	2,003
5% 5/1/16	1,865	2,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,208
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	22,900	22,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,614
Series 2010 A, 5% 12/1/18 (e)	1,400	1,623
Series 2011 A, 5% 12/1/19 (e)	22,700	26,155
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,528
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,310
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,659
		133,172
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,369
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,443
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,087
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,123
		7,650
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	4,900	4,900
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	3,700	3,714
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,937
		12,551
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,279
Series C:
4% 1/1/15	2,360	2,518
4% 1/1/16	2,195	2,404
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,117
		10,318
Nevada - 2.1%
Clark County Arpt. Rev. Series 2008 E:
5% 7/1/14	2,905	3,100
5% 7/1/15	3,500	3,859
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,928
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,116
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,534
Series 2012 A, 5% 6/15/19	24,610	29,516
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	$ 12,140	$ 14,694
Series 2012 B, 5% 8/1/20	2,230	2,728
		91,577
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,988
4% 7/1/21	1,520	1,674
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,464
5% 2/1/18	2,500	2,953
		11,079
New Jersey - 3.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	820
Series 2009 A:
5% 6/15/15	11,285	12,305
5% 6/15/16	6,500	7,248
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,460
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,116
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,949
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,974
Series 2008 W, 5% 3/1/15	10,400	11,333
Series 2009 BB, 5% 9/1/15	3,390	3,753
Series 2011 EE, 5% 9/1/20	5,000	6,092
Series 2012 G, 0.71% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	8,209
Series 2012:
5% 6/15/13	2,200	2,243
5% 6/15/18	10,600	12,133
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	5,038
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,976
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	15,400	15,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	$ 3,315	$ 3,644
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,867
Series 2003 B. 5.25% 12/15/19	3,000	3,677
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	2,000
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,720
		140,813
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,991
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,634
Series 2010 A1:
4% 12/1/15	3,700	3,986
4% 12/1/16	6,750	7,383
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,197
		47,191
New York - 11.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,262
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	741
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,123
Series 2010 A, 5% 5/1/15	5,000	5,465
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,957
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,967
Series 2009 C:
5% 8/1/13	6,445	6,623
5% 8/1/13 (Escrowed to Maturity)	555	570
Series B, 5% 8/1/14	10,000	10,705
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	$ 3,000	$ 3,736
Series 2010 B:
5% 11/1/17	20,305	24,206
5% 11/1/17 (Escrowed to Maturity)	9,695	11,598
5% 11/1/20	5,950	7,454
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	1,004
5% 11/1/17	10,115	12,058
Series 2012 A:
5% 11/1/17	7,000	8,345
5% 11/1/20	4,500	5,662
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,913
Series 2012 A, 4% 5/15/20	8,000	9,274
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,579
5% 3/15/14	3,745	3,956
5% 3/15/15	4,000	4,393
Series 2009 D:
5% 6/15/14	9,890	10,558
5% 6/15/15	16,075	17,820
5% 6/15/16	9,330	10,694
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series 2012 A, 5% 12/15/20	8,500	10,613
Series A:
5% 2/15/14	9,840	10,356
5% 2/15/15	8,775	9,606
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	981
5.75% 7/1/13	270	277
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,668
5% 8/15/14	7,755	8,322
Series 2009 A1, 5% 2/15/15	9,000	9,801
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,959
Series 2008 B, 5% 7/1/15	30,000	33,260
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,314
Series 2009 A:
5% 7/1/15	12,850	14,202
5% 7/1/16	8,390	9,526
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,997
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	6,000	5,989
Series B:
5% 11/15/14	1,350	1,465
5% 11/15/15	2,325	2,611
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	6,800	6,796
Series 2012 G2, 0.673%, tender 11/1/15 (b)	13,300	13,288
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,083
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,384
Series 2008 B2:
5% 11/15/19	6,185	7,493
5% 11/15/20	5,500	6,677
5% 11/15/21	4,000	4,883
Series 2010 B2, 4% 11/15/14	2,830	3,012
Series 2012 D, 5% 11/15/18	2,515	3,000
Series 2012 E:
4% 11/15/19	4,000	4,588
5% 11/15/18	2,250	2,683
5% 11/15/21	2,435	2,973
Series 2012 F, 5% 11/15/19	5,000	6,057
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,071
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,630
Series 2010 A, 5% 4/1/17	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1:
5% 4/1/17	$ 1,500	$ 1,747
5% 4/1/18	3,500	4,164
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,812
Series 2011 A, 5% 3/15/21	18,425	23,043
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,652
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,043
		486,683
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,461
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,118
4% 6/1/18	1,280	1,461
4% 6/1/20	1,000	1,159
5% 6/1/19	1,305	1,586
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,659
5% 3/1/18	1,500	1,804
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,551
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,200
Series 2010 A:
5% 1/1/15	4,000	4,339
5% 1/1/16	6,035	6,754
Series 2012 D, 5% 1/1/14	3,000	3,135
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,653
5% 6/1/16	1,000	1,134
5% 6/1/17	3,220	3,738
5% 6/1/18	3,820	4,532
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,023
Series 2008 A, 5.25% 1/1/20	2,000	2,375
Series 2012 A, 5% 1/1/18	18,685	21,907
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	11,500	11,530
		85,757
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,998
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,339
5% 6/1/17	3,500	3,941
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,331
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,116
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	818
5% 6/1/16 (FSA Insured)	1,105	1,222
5% 6/1/17 (FSA Insured)	1,160	1,304
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,657
Series 2009 C, 5.625% 6/1/18	1,395	1,629
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,423
5% 10/1/15	6,505	7,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.):
Series 2010 C:
4% 10/1/15	$ 3,200	$ 3,483
5% 10/1/16	1,250	1,435
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,217
5% 10/1/15	4,535	5,071
Series 2010 A, 5% 10/1/15	1,185	1,322
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,073
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,619
Series 2010 A, 5% 8/1/17	3,290	3,875
Series 2011 A, 5% 8/1/17	3,070	3,616
Series 2012 C, 5% 9/15/21	4,350	5,486
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,175
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	537
5% 1/15/17	1,000	1,120
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,495
5% 12/1/16 (Escrowed to Maturity)	280	327
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,153
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,434
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	906
5% 12/1/14	2,275	2,434
		100,833
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	$ 1,660	$ 1,770
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,358
		10,978
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,640
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,352
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,009
5% 3/15/14	595	623
5% 3/15/15	2,500	2,709
5% 3/15/16	1,750	1,949
		14,282
Pennsylvania - 4.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,390
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,091
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,476
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,502
5% 8/15/14	1,955	2,099
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,061
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,848
5% 7/1/22	5,200	5,927
5% 1/1/23	3,000	3,365
5% 7/1/23	1,650	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,098
5% 7/1/17	1,255	1,389
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,681
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,515
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,830
5% 3/1/19	2,310	2,705
5% 3/1/20	2,140	2,530
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,402
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,709
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,731
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,306
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,799
5% 12/15/15 (FSA Insured)	5,000	5,544
5% 12/15/16 (FSA Insured)	7,275	8,265
Series 2011:
5.25% 8/1/17	6,165	7,025
5.25% 8/1/18	5,515	6,352
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,408
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,501
5% 6/15/16	6,000	6,796
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,928
5% 2/1/16 (FSA Insured)	5,620	6,211
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
Series 2010 A:
5% 9/1/16 (FSA Insured)	$ 1,685	$ 1,904
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,550
5% 11/15/14	4,690	5,026
5% 11/15/15	2,420	2,667
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,168
5% 6/1/19	200	237
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,052
5% 4/1/19	1,305	1,535
5% 4/1/20	1,250	1,479
5% 4/1/21	1,000	1,186
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
		179,896
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,984
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,636
		15,620
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,203
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,463
		9,666
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,427
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,364
5% 12/1/20	1,000	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,501
5% 12/1/17	10,535	12,454
		19,988
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	668
5% 9/1/15	680	749
5% 9/1/16	500	564
5% 9/1/17	490	562
Series 2011:
5% 9/1/17	1,100	1,261
5% 9/1/18	1,200	1,395
5% 9/1/19	1,255	1,472
		6,671
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,010
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,232
5% 1/1/20	2,500	2,918
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,442
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,945
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,018
5% 7/1/17	1,100	1,248
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,459
		23,200
Texas - 7.7%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,469
Series 2006 B, 6% 1/1/13	1,270	1,270
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,126
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,008
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,716
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,531
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,946
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,730
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,705
5% 11/1/15	5,000	5,599
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,953
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,186
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,456
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,418
Series 2009, 5% 2/15/16	1,375	1,554
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,072
5% 11/15/16	500	568
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,029
5% 8/15/14	1,075	1,155
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	10,470	10,479
Series 2012 A, 0.56% 8/15/15 (b)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,533
Series A:
5% 7/1/15	2,070	2,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/16	$ 1,080	$ 1,233
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,018
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,557
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,785
2%, tender 6/1/14 (b)	5,850	5,966
Series 2005 A, 0% 2/15/16	4,500	4,385
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	9,200	9,214
Humble Independent School District Series 2009, 4% 2/15/13	400	402
Keller Independent School District 5% 2/15/14	3,750	3,944
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,523
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,020
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,378
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,249
Series 2012 A, 4% 5/15/14	1,575	1,651
5% 5/15/15	2,120	2,334
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,670
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,722
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,860
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,197
5% 7/1/18	3,030	3,523
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	$ 8,900	$ 8,900
North Texas Tollway Auth. Rev.:
Bonds:
Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,000
Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,543
Series 2010 B1, 3.2% 1/1/13	2,275	2,275
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	19,920
1.2%, tender 8/1/17 (b)	30,000	29,880
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,193
5% 10/1/20	1,000	1,182
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,594
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,223
5% 9/15/21	1,000	1,231
5% 9/15/22	3,440	4,250
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,757
5% 5/15/20	6,000	7,502
5% 5/15/21	5,000	6,330
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,416
5% 2/15/15 (Escrowed to Maturity)	280	307
5% 2/15/16	2,000	2,247
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,591
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,485
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,049
5% 9/1/15	835	919
5% 9/1/16	750	847
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,874
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	$ 2,200	$ 2,553
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,274
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,304
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,059
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,438
Series 2010 B, 5% 8/15/21	1,800	2,284
		333,806
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,714
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,255
		4,969
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,396
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,366
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,942
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,804
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	647
5% 7/15/21	400	458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,352
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,876
		19,079
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,280
Series 2012 A, 5% 7/1/19	30,000	36,952
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,669
5% 1/1/21	1,865	2,286
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,379
5% 12/1/17	2,950	3,518
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,845
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,233
5% 2/1/17 (e)	2,500	2,848
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,326
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,921
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,048
5% 8/15/14	2,000	2,118
		72,423
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	7,034
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,902
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,981
Series 2009 C, 4% 5/1/14	3,365	3,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2010 1:
5% 5/1/14	$ 5,750	$ 6,102
5% 5/1/15	8,005	8,835
5% 5/1/16	10,000	11,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,286
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,685
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	879
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,064
5% 12/15/15	1,105	1,218
5% 12/15/16	1,440	1,613
5% 12/15/17	1,540	1,751
Series 2012, 5% 10/1/21	1,400	1,687
		49,930
TOTAL MUNICIPAL BONDS (Cost $3,719,996)		3,866,088
Municipal Notes - 2.9%

California - 2.3%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,237
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	88,000	88,845
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	5,055	5,060
		99,142
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,316
Newark Gen. Oblig. BAN Series 2012 D, 2% 12/11/13	3,000	3,017
		6,333
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,968
TOTAL MUNICIPAL NOTES (Cost $124,375)		124,443
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $249,946)	249,945,900	$ 249,946
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $4,094,317)		4,240,477
NET OTHER ASSETS (LIABILITIES) - 2.3%		101,948
NET ASSETS - 100%		$ 4,342,425
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 563
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,990,531	$ -	$ 3,990,531	$ -
Money Market Funds	249,946	249,946	-	-
Total Investments in Securities:	$ 4,240,477	$ 249,946	$ 3,990,531	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Electric Utilities	12.7%
Special Tax	12.1%
Health Care	9.3%
Transportation	7.1%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	8.5%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,844,371)	$ 3,990,531
Fidelity Central Funds (cost $249,946)	249,946
Total Investments (cost $4,094,317)		$ 4,240,477
Cash		85,977
Receivable for fund shares sold		14,881
Interest receivable		40,782
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		11
Other receivables		36
Total assets		4,382,196

Liabilities
Payable for investments purchased Regular delivery	$ 3,600
Delayed delivery	19,792
Payable for fund shares redeemed	12,315
Distributions payable	1,647
Accrued management fee	1,334
Distribution and service plan fees payable	164
Other affiliated payables	822
Other payables and accrued expenses	97
Total liabilities		39,771

Net Assets		$ 4,342,425
Net Assets consist of:
Paid in capital		$ 4,195,346
Undistributed net investment income		63
Accumulated undistributed net realized gain (loss) on investments		856
Net unrealized appreciation (depreciation) on investments		146,160
Net Assets		$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,222 ÷ 36,285.0 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Class T: Net Asset Value and redemption price per share ($24,646 ÷ 2,272.4 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,110 ÷ 102.2 shares)A	$ 10.86

Class C: Net Asset Value and offering price per share ($92,301 ÷ 8,511.2 shares)A	$ 10.84

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,624,182 ÷ 334,145.2 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,964 ÷ 18,979.6 shares)	$ 10.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 98,389
Income from Fidelity Central Funds		563
Total income		98,952

Expenses
Management fee	$ 15,811
Transfer agent fees	4,209
Distribution and service plan fees	1,887
Accounting fees and expenses	631
Custodian fees and expenses	45
Independent trustees' compensation	16
Registration fees	297
Audit	56
Legal	12
Miscellaneous	37
Total expenses before reductions	23,001
Expense reductions	(265)	22,736
Net investment income (loss)		76,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,865
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		5,868
Change in net unrealized appreciation (depreciation) on investment securities		9,754
Net gain (loss)		15,622
Net increase (decrease) in net assets resulting from operations		$ 91,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,216	$ 80,340
Net realized gain (loss)	5,868	2,116
Change in net unrealized appreciation (depreciation)	9,754	76,652
Net increase (decrease) in net assets resulting from operations	91,838	159,108
Distributions to shareholders from net investment income	(73,237)	(83,163)
Distributions to shareholders from net realized gain	(4,814)	(2,965)
Total distributions	(78,051)	(86,128)
Share transactions - net increase (decrease)	211,189	142,426
Redemption fees	50	46
Total increase (decrease) in net assets	225,026	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $63 and distributions in excess of net investment income of $2,916, respectively)	$ 4,342,425	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	.034	.225	(.016)	.294	.021
Total from investment operations	.198	.423	.193	.548	.319
Distributions from net investment income	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return A,B	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	.044	.226	(.026)	.294	.029
Total from investment operations	.210	.425	.185	.549	.329
Distributions from net investment income	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A,B	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	.045	.226	(.026)	.293	.029
Total from investment operations	.138	.354	.113	.479	.259
Distributions from net investment income	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return A,B	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets D,F
Expenses before reductions	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	.035	.226	(.026)	.303	.020
Total from investment operations	.117	.343	.103	.478	.240
Distributions from net investment income	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return A,B	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets D,F
Expenses before reductions	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) B	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	.045	.227	(.026)	.293	.029
Total from investment operations	.242	.455	.214	.577	.355
Distributions from net investment income	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) B	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	.045	.216	(.015)	.293	.022
Total from investment operations	.236	.440	.220	.574	.343
Distributions from net investment income	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return A	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 148,500
Gross unrealized depreciation	(2,362)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,138

Tax Cost	$ 4,094,339

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 63
Undistributed long-term capital gain	$ 877
Net unrealized appreciation (depreciation)	$ 146,138

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 73,237	$ 83,163
Long-term Capital Gains	4,814	2,965
Total	$ 78,051	$ 86,128

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,785 and $784,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 929	$ 65
Class T	-%	.25%	67	1
Class B	.65%	.25%	13	9
Class C	.75%	.25%	878	291
			$ 1,887	$ 366

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	9
Class B*	2
Class C*	24
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 543.15
Class T	34.13
Class B	2.15
Class C	126.14
Short-Intermediate Municipal Income	3,226.09
Institutional Class	278.15
	$ 4,209

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $45 and $220, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 5,319	$ 4,211
Class T	388	467
Class B	11	27
Class C	604	838
Short-Intermediate Municipal Income	63,708	74,599
Institutional Class	3,207	3,021
Total	$ 73,237	$ 83,163
From net realized gain
Class A	$ 428	$ 216
Class T	28	19
Class B	1	1
Class C	102	57
Short-Intermediate Municipal Income	4,021	2,565
Institutional Class	234	107
Total	$ 4,814	$ 2,965

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	25,560	22,096	$ 278,216	$ 237,519
Reinvestment of distributions	425	303	4,631	3,252
Shares redeemed	(20,723)	(10,223)	(225,499)	(109,361)
Net increase (decrease)	5,262	12,176	$ 57,348	$ 131,410

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class T
Shares sold	1,057	881	$ 11,485	$ 9,442
Reinvestment of distributions	32	35	347	373
Shares redeemed	(1,249)	(774)	(13,580)	(8,240)
Net increase (decrease)	(160)	142	$ (1,748)	$ 1,575
Class B
Shares sold	19	27	$ 205	$ 297
Reinvestment of distributions	1	2	10	19
Shares redeemed	(67)	(114)	(727)	(1,225)
Net increase (decrease)	(47)	(85)	$ (512)	$ (909)
Class C
Shares sold	2,859	2,509	$ 31,055	$ 26,904
Reinvestment of distributions	51	62	556	661
Shares redeemed	(1,674)	(2,549)	(18,183)	(27,188)
Net increase (decrease)	1,236	22	$ 13,428	$ 377
Short-Intermediate Municipal Income
Shares sold	93,675	106,091	$ 1,017,592	$ 1,133,522
Reinvestment of distributions	4,548	5,180	49,424	55,411
Shares redeemed	(90,005)	(111,332)	(977,843)	(1,186,447)
Net increase (decrease)	8,218	(61)	$ 89,173	$ 2,486
Institutional Class
Shares sold	13,388	8,223	$ 145,505	$ 87,964
Reinvestment of distributions	176	115	1,914	1,228
Shares redeemed	(8,641)	(7,651)	(93,919)	(81,705)
Net increase (decrease)	4,923	687	$ 53,500	$ 7,487

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Short-Intermediate Municipal Income Fund	02/11/13	02/08/13	$-	$0.003

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 6.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $5,764,482, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

STM-UANN-0213
1.787742.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate
Municipal Income

Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2012

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge) A	-0.96%	2.65%	2.58%
Class T (incl. sales charge) B	-0.85%	2.69%	2.54%
Class B (incl. contingent deferred sales charge) C	-1.73%	2.68%	2.55%
Class C (incl. contingent deferred sales charge) D	0.08%	2.45%	2.08%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on July 23, 2003. Returns between July 23, 2003 and April 1, 2007 reflect a 0.15% 12b-1 fee. Returns prior to July 23, 2003 are those of Fidelity® Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity Short-Intermediate Municipal Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to July 23, 2003 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Intermediate Municipal Income Fund - Class A on December 31, 2002, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. The initial offering of Class A took place on July 23, 2003. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 1.84%, 1.95%, 1.27% and 1.08%, respectively (excluding sales charges). Meanwhile, the Barclays 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 2.00%. The fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, as well as yield-curve positioning. Health care bonds were a plus, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's relative performance was hurt by its underweighting in prepaid gas bonds, which recovered in the second half of the year as the credit quality of the underwriters of such securities - including banks, broker-dealers and other financial institutions - improved and in response to heavy investor demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,007.50	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 1,008.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,004.20	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.53%
Actual		$ 1,000.00	$ 1,003.70	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,009.00	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.70	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	11.4
New York	11.6	12.6
Illinois	8.5	7.4
Florida	8.1	8.3
Texas	7.7	5.5
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	32.1
Electric Utilities	12.7	12.8
Special Tax	12.1	11.1
Health Care	9.3	8.6
Transportation	7.1	5.2
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.9	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 10.6%	AAA 8.5%
AA,A 71.8%	AA,A 69.7%
BBB 5.3%	BBB 4.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 4.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 15.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 89.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	$ 2,615	$ 2,639
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,207
		3,846
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,383
5% 10/1/16 (FSA Insured)	13,000	14,685
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,000
Series 2008 D:
5% 1/1/13	3,250	3,250
5% 1/1/14	2,255	2,357
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,943
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,138
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,081
Series 2008:
5.5% 9/1/13	18,780	19,413
5.5% 9/1/16	1,385	1,593
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,220
5% 10/1/20	5,180	6,342
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,370
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,110
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,328
5% 7/1/18	5,200	5,736
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,807
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2009 B, 5% 7/1/16	$ 5,090	$ 5,828
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,905
Series 2012 A:
5% 7/1/18	825	981
5% 7/1/19	1,550	1,877
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,382
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,698
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,388
5% 7/1/17	3,315	3,733
5% 7/1/18	3,365	3,835
		143,860
California - 11.9%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,099
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,077
Series 2010 M, 5% 5/1/16	8,000	9,123
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,322
Series 2009 A:
5% 7/1/15	3,660	3,909
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,716
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,214
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,286
5.25% 7/1/14	1,780	1,910
5.25% 7/1/14 (Escrowed to Maturity)	520	558
California Gen. Oblig.:
5% 11/1/13	9,060	9,414
5% 9/1/18	7,500	9,004
5% 9/1/19	20,000	24,391
5% 9/1/20	20,000	24,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	$ 1,100	$ 1,132
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,068
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,386
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,000	4,009
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,591
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,493
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	16,200	16,201
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,334
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,058
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,191
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,249
5% 10/1/19	1,490	1,791
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,501
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,616
5% 10/1/19	5,000	5,921
5% 10/1/20	2,525	3,032
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,195
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,905
Series 2009 J, 5% 11/1/17	2,300	2,684
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,186
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,017
5% 6/15/13	16,650	17,002
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,637
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,319
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	12,500	12,500
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.48%, tender 7/1/14 (b)	56,000	56,116
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,043
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,097
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,008
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,253
Series 2009 B, 5% 7/1/17	12,905	15,229
Series 2013 A:
5% 7/1/18 (a)	9,750	11,539
5% 7/1/19 (a)	4,400	5,294
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,785
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,721
5% 3/1/19	2,935	3,459
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,992
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,291
5% 12/1/17	9,790	11,221
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,547
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,434
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	$ 1,020	$ 1,043
5% 7/1/14	1,120	1,193
5% 7/1/15	2,170	2,397
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,160
5% 7/1/18	2,000	2,385
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,982
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,884
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,916
5% 6/1/17	3,700	4,206
5% 6/1/18	6,470	7,464
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,952
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,072
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,993
5% 8/1/18	8,000	9,035
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,509
5% 5/15/15	1,845	2,035
Series 2009 B, 5% 5/15/14	7,000	7,442
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,193
		517,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,567
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		5,153
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,323
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,431
Series 2012 C, 5% 6/1/21	23,420	29,305
Series 2012 D, 0.42% 9/15/15 (b)	6,000	6,005
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,585	2,630
Series D, 4% 7/1/14	1,000	1,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,468
Series 2009 1, 5% 2/1/14	2,500	2,627
Series 2011 A, 5% 12/1/18	5,575	6,737
		68,569
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,034
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,741
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,616
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,560
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,062
		22,013
Florida - 8.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,320
5% 12/1/15	4,395	4,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	$ 4,000	$ 4,078
Series 2012 Q1, 5% 10/1/21	1,000	1,228
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,009
Series 2012 A:
5% 7/1/19	7,000	8,338
5% 7/1/20	15,070	18,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,291
Series 2010 A3, 1.88% 6/1/13 (b)	47,300	47,589
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,405
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,169
Series 2011:
4% 12/1/16	1,265	1,394
5% 12/1/17	1,685	1,947
5% 12/1/18	685	810
5% 12/1/19	1,820	2,178
5% 12/1/20	1,000	1,205
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,438
5% 10/1/16	1,530	1,699
5% 10/1/17	1,455	1,639
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,442
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,073
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,541
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,443
Series 2009 D, 5.5% 6/1/16	7,910	9,175
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	19,111
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	$ 20,000	$ 22,052
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,405
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,611
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,062
5% 10/1/20	1,000	1,220
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,628
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,044
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,800
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,099
5% 9/1/17	1,000	1,155
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,375
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	830
5.25% 10/1/15	3,525	3,895
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	485	547
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,086
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,206
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,505
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,316
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,421
5% 10/1/16	1,000	1,113
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A: - continued
5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,999
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,578
Series 2012, 5% 7/1/19	1,000	1,206
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,776
Series 2010 C, 5% 10/1/17	1,895	2,243
Series 2011 B:
5% 10/1/18	2,250	2,724
5% 10/1/19	2,325	2,885
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	5,122
5% 10/1/19 (e)	2,025	2,381
5% 10/1/18 (e)	2,745	3,194
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,512
5% 7/1/14	2,000	2,132
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,691
Series 2011, 5% 10/1/19	5,590	6,937
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,846
5% 11/15/17	1,500	1,743
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,160
5% 10/1/15 (FSA Insured) (e)	2,920	3,226
5% 10/1/16 (FSA Insured) (e)	6,000	6,782
5% 10/1/17 (FSA Insured) (e)	5,000	5,753
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,135
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,301
		351,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,016
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,179
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,480
1.2%, tender 4/1/14 (b)	4,800	4,842
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,511
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,827
5% 11/1/14	7,490	7,984
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,856
5% 1/1/20	4,000	4,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series B, 5% 1/1/17	2,750	3,156
Series GG:
5% 1/1/16	680	760
5% 1/1/20	675	826
5% 1/1/21	1,670	2,076
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,050
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,916
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,537
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,379
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,000
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,172
Series 2008 D:
5.75% 1/1/19	14,890	18,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
(Proj. One):
Series 2008 D:
5.75% 1/1/20	$ 3,555	$ 4,338
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,354
5% 1/1/15	1,040	1,110
5% 1/1/16	2,415	2,624
5% 1/1/18	1,530	1,708
		150,619
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,290
Series 2011, 5% 7/1/19 (e)	4,000	4,693
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,728
5% 6/1/16 (Escrowed to Maturity)	2,895	3,320
Series DY:
5% 2/1/15	3,500	3,825
5% 2/1/16	4,000	4,520
		29,376
Illinois - 8.5%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,760
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,726
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,650
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,683
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,439
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,090
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,219
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,042
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,839
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	$ 5,000	$ 5,374
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,000
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,154
Series 2010 E:
5% 1/1/15 (e)	4,000	4,321
5% 1/1/16 (e)	1,500	1,671
Series 2011 B, 5% 1/1/18	6,500	7,553
Series 2012 A:
5% 1/1/14 (e)	3,500	3,652
5% 1/1/14 (e)	2,000	2,087
5% 1/1/21	1,400	1,662
Series 2012 B, 5% 1/1/21 (e)	4,605	5,373
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,927
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,831
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,345
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	484
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,802
5% 11/15/20	2,500	3,029
5% 11/15/21	3,000	3,633
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,893
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,740
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,689
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,407
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,069
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	423
5% 7/1/15	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,259
5% 5/15/17	3,520	3,912
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,025
5% 5/1/14	2,000	2,094
5.75% 5/1/19	2,650	3,109
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,408
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,925
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,211
Series 2012 A, 5% 5/15/23	1,300	1,490
Series 2012:
5% 9/1/19	1,115	1,282
5% 9/1/20	1,470	1,698
5% 9/1/21	1,645	1,916
5% 9/1/22	2,165	2,518
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,656
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,894
Series 2004 B, 5% 3/1/14	15,500	16,199
Series 2004, 5% 11/1/16	11,000	12,439
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,055
5% 4/1/17 (AMBAC Insured)	8,050	8,669
Series 2007 A, 5.5% 6/1/15	1,000	1,101
Series 2007 B, 5% 1/1/17	9,835	11,143
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,695	3,695
5% 1/1/15 (FSA Insured)	20,000	21,512
Series 2012:
2% 2/1/13	9,500	9,511
3% 8/1/13	4,800	4,869
3% 9/1/13	2,000	2,033
4% 3/1/14	5,000	5,168
5% 3/1/13	5,000	5,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/19	$ 5,500	$ 6,331
5% 8/1/22	5,700	6,525
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,440
5% 5/15/16 (FSA Insured)	2,325	2,582
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,443
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,583
4.5% 6/15/17	6,075	6,893
Series 2010, 5% 6/15/15	8,800	9,698
Series 2011, 4% 6/15/13	2,600	2,643
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,504
4% 6/15/20	1,000	1,047
5% 6/15/20	6,000	6,496
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,419
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	568
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,451
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,682
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,553
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	680
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,318
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,011
0% 11/1/14 (FSA Insured)	875	857
0% 11/1/16 (Escrowed to Maturity)	740	711
0% 11/1/16 (FSA Insured)	2,235	2,093
		367,291
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,108
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,685
5% 5/1/15	6,420	6,985
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,352
5% 12/1/15	2,135	2,384
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,846
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,663
Series 2010 A, 5% 2/1/17	2,800	3,258
Series 2012:
5% 3/1/20	650	757
5% 3/1/21	1,225	1,422
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,468
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,451
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,243
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,767
5% 1/1/20	1,250	1,517
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,023
5% 10/1/22	1,600	2,008
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	567
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,598
5% 10/1/17	5,000	5,709
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	$ 1,000	$ 1,139
4% 1/15/20	1,345	1,539
4% 1/15/21	1,250	1,434
5% 7/15/19	1,680	2,035
5% 7/15/20	1,170	1,432
5% 7/15/21	1,000	1,233
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	567
5% 7/1/15	315	350
5% 7/1/16	500	573
Series Z-1:
5% 7/1/16	1,215	1,394
5% 7/1/17	1,000	1,179
5% 7/1/18	1,500	1,812
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,121
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,319
		85,090
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,884
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	616
5% 11/15/15	625	691
5% 11/15/16	875	991
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,095
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,159
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,596
5% 11/15/15	6,245	6,958
5% 11/15/16	5,410	6,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,643
5% 11/15/20	2,745	3,258
		29,175
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	773
4% 2/1/15	1,495	1,573
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,170
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,367
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	501
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,915
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,577
1.6%, tender 6/1/17 (b)	8,000	7,976
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,065
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,273
		35,190
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,568
5% 7/1/16	2,000	2,216
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,092
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,302
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,105
		13,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	$ 16,100	$ 18,772
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,446
5% 7/1/14	3,500	3,678
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,447
Series 2012 D, 0.973%, tender 11/15/17 (b)	14,000	14,078
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,886
Series 2011 A, 5% 7/1/20	16,000	19,562
		62,869
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,063
5% 5/15/16	4,400	5,041
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,810
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,348
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,621
4% 7/1/16	1,000	1,108
5% 7/1/13	1,000	1,023
Series Q2:
4% 7/1/15	1,170	1,264
4% 7/1/16	1,000	1,108
5% 7/1/13	1,100	1,126
5% 7/1/14	1,080	1,153
5% 7/1/17	1,370	1,606
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,609
5% 1/1/16	1,300	1,425
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,443
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	16,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	$ 7,000	$ 7,125
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,521
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,102
		68,625
Michigan - 3.1%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,213
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,257
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,776
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,355
5% 5/1/20	2,000	2,372
5% 5/1/21	1,810	2,165
Detroit Swr. Disp. Rev. Series 2006 D, 0.841% 7/1/32 (b)	4,070	3,417
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,325
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,491
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,118
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	2,985
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,472
5% 11/15/19	1,000	1,188
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,301
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,171
Series 2012 A:
5% 6/1/16	2,290	2,511
5% 6/1/17	1,410	1,570
5% 6/1/18	2,330	2,632
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	$ 11,000	$ 11,264
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,530
5% 10/1/15	1,750	1,972
5% 10/1/15	3,250	3,662
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,669
5% 5/1/14	2,140	2,261
5% 5/1/15	1,845	2,003
5% 5/1/16	1,865	2,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,208
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	22,900	22,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,614
Series 2010 A, 5% 12/1/18 (e)	1,400	1,623
Series 2011 A, 5% 12/1/19 (e)	22,700	26,155
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,528
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,310
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,659
		133,172
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,369
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,443
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,087
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,123
		7,650
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	4,900	4,900
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	3,700	3,714
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,937
		12,551
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,279
Series C:
4% 1/1/15	2,360	2,518
4% 1/1/16	2,195	2,404
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,117
		10,318
Nevada - 2.1%
Clark County Arpt. Rev. Series 2008 E:
5% 7/1/14	2,905	3,100
5% 7/1/15	3,500	3,859
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,928
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,116
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,534
Series 2012 A, 5% 6/15/19	24,610	29,516
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	$ 12,140	$ 14,694
Series 2012 B, 5% 8/1/20	2,230	2,728
		91,577
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,988
4% 7/1/21	1,520	1,674
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,464
5% 2/1/18	2,500	2,953
		11,079
New Jersey - 3.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	820
Series 2009 A:
5% 6/15/15	11,285	12,305
5% 6/15/16	6,500	7,248
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,460
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,116
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,949
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,974
Series 2008 W, 5% 3/1/15	10,400	11,333
Series 2009 BB, 5% 9/1/15	3,390	3,753
Series 2011 EE, 5% 9/1/20	5,000	6,092
Series 2012 G, 0.71% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	8,209
Series 2012:
5% 6/15/13	2,200	2,243
5% 6/15/18	10,600	12,133
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	5,038
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,976
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	15,400	15,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	$ 3,315	$ 3,644
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,867
Series 2003 B. 5.25% 12/15/19	3,000	3,677
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	2,000
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,720
		140,813
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,991
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,634
Series 2010 A1:
4% 12/1/15	3,700	3,986
4% 12/1/16	6,750	7,383
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,197
		47,191
New York - 11.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,262
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	741
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,123
Series 2010 A, 5% 5/1/15	5,000	5,465
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,957
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,967
Series 2009 C:
5% 8/1/13	6,445	6,623
5% 8/1/13 (Escrowed to Maturity)	555	570
Series B, 5% 8/1/14	10,000	10,705
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	$ 3,000	$ 3,736
Series 2010 B:
5% 11/1/17	20,305	24,206
5% 11/1/17 (Escrowed to Maturity)	9,695	11,598
5% 11/1/20	5,950	7,454
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	1,004
5% 11/1/17	10,115	12,058
Series 2012 A:
5% 11/1/17	7,000	8,345
5% 11/1/20	4,500	5,662
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,913
Series 2012 A, 4% 5/15/20	8,000	9,274
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,579
5% 3/15/14	3,745	3,956
5% 3/15/15	4,000	4,393
Series 2009 D:
5% 6/15/14	9,890	10,558
5% 6/15/15	16,075	17,820
5% 6/15/16	9,330	10,694
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series 2012 A, 5% 12/15/20	8,500	10,613
Series A:
5% 2/15/14	9,840	10,356
5% 2/15/15	8,775	9,606
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	981
5.75% 7/1/13	270	277
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,668
5% 8/15/14	7,755	8,322
Series 2009 A1, 5% 2/15/15	9,000	9,801
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,959
Series 2008 B, 5% 7/1/15	30,000	33,260
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,314
Series 2009 A:
5% 7/1/15	12,850	14,202
5% 7/1/16	8,390	9,526
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,997
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	6,000	5,989
Series B:
5% 11/15/14	1,350	1,465
5% 11/15/15	2,325	2,611
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	6,800	6,796
Series 2012 G2, 0.673%, tender 11/1/15 (b)	13,300	13,288
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,083
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,384
Series 2008 B2:
5% 11/15/19	6,185	7,493
5% 11/15/20	5,500	6,677
5% 11/15/21	4,000	4,883
Series 2010 B2, 4% 11/15/14	2,830	3,012
Series 2012 D, 5% 11/15/18	2,515	3,000
Series 2012 E:
4% 11/15/19	4,000	4,588
5% 11/15/18	2,250	2,683
5% 11/15/21	2,435	2,973
Series 2012 F, 5% 11/15/19	5,000	6,057
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,071
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,630
Series 2010 A, 5% 4/1/17	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1:
5% 4/1/17	$ 1,500	$ 1,747
5% 4/1/18	3,500	4,164
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,812
Series 2011 A, 5% 3/15/21	18,425	23,043
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,652
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,043
		486,683
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,461
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,118
4% 6/1/18	1,280	1,461
4% 6/1/20	1,000	1,159
5% 6/1/19	1,305	1,586
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,659
5% 3/1/18	1,500	1,804
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,551
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,200
Series 2010 A:
5% 1/1/15	4,000	4,339
5% 1/1/16	6,035	6,754
Series 2012 D, 5% 1/1/14	3,000	3,135
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,653
5% 6/1/16	1,000	1,134
5% 6/1/17	3,220	3,738
5% 6/1/18	3,820	4,532
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,023
Series 2008 A, 5.25% 1/1/20	2,000	2,375
Series 2012 A, 5% 1/1/18	18,685	21,907
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	11,500	11,530
		85,757
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,998
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,339
5% 6/1/17	3,500	3,941
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,331
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,116
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	818
5% 6/1/16 (FSA Insured)	1,105	1,222
5% 6/1/17 (FSA Insured)	1,160	1,304
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,657
Series 2009 C, 5.625% 6/1/18	1,395	1,629
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,423
5% 10/1/15	6,505	7,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.):
Series 2010 C:
4% 10/1/15	$ 3,200	$ 3,483
5% 10/1/16	1,250	1,435
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,217
5% 10/1/15	4,535	5,071
Series 2010 A, 5% 10/1/15	1,185	1,322
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,073
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,619
Series 2010 A, 5% 8/1/17	3,290	3,875
Series 2011 A, 5% 8/1/17	3,070	3,616
Series 2012 C, 5% 9/15/21	4,350	5,486
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,175
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	537
5% 1/15/17	1,000	1,120
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,495
5% 12/1/16 (Escrowed to Maturity)	280	327
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,153
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,434
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	906
5% 12/1/14	2,275	2,434
		100,833
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	$ 1,660	$ 1,770
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,358
		10,978
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,640
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,352
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,009
5% 3/15/14	595	623
5% 3/15/15	2,500	2,709
5% 3/15/16	1,750	1,949
		14,282
Pennsylvania - 4.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,390
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,091
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,476
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,502
5% 8/15/14	1,955	2,099
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,061
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,848
5% 7/1/22	5,200	5,927
5% 1/1/23	3,000	3,365
5% 7/1/23	1,650	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,098
5% 7/1/17	1,255	1,389
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,681
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,515
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,830
5% 3/1/19	2,310	2,705
5% 3/1/20	2,140	2,530
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,402
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,709
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,731
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,306
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,799
5% 12/15/15 (FSA Insured)	5,000	5,544
5% 12/15/16 (FSA Insured)	7,275	8,265
Series 2011:
5.25% 8/1/17	6,165	7,025
5.25% 8/1/18	5,515	6,352
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,408
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,501
5% 6/15/16	6,000	6,796
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,928
5% 2/1/16 (FSA Insured)	5,620	6,211
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
Series 2010 A:
5% 9/1/16 (FSA Insured)	$ 1,685	$ 1,904
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,550
5% 11/15/14	4,690	5,026
5% 11/15/15	2,420	2,667
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,168
5% 6/1/19	200	237
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,052
5% 4/1/19	1,305	1,535
5% 4/1/20	1,250	1,479
5% 4/1/21	1,000	1,186
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
		179,896
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,984
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,636
		15,620
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,203
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,463
		9,666
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,427
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,364
5% 12/1/20	1,000	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,501
5% 12/1/17	10,535	12,454
		19,988
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	668
5% 9/1/15	680	749
5% 9/1/16	500	564
5% 9/1/17	490	562
Series 2011:
5% 9/1/17	1,100	1,261
5% 9/1/18	1,200	1,395
5% 9/1/19	1,255	1,472
		6,671
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,010
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,232
5% 1/1/20	2,500	2,918
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,442
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,945
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,018
5% 7/1/17	1,100	1,248
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,459
		23,200
Texas - 7.7%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,469
Series 2006 B, 6% 1/1/13	1,270	1,270
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,126
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,008
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,716
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,531
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,946
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,730
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,705
5% 11/1/15	5,000	5,599
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,953
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,186
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,456
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,418
Series 2009, 5% 2/15/16	1,375	1,554
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,072
5% 11/15/16	500	568
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,029
5% 8/15/14	1,075	1,155
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	10,470	10,479
Series 2012 A, 0.56% 8/15/15 (b)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,533
Series A:
5% 7/1/15	2,070	2,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/16	$ 1,080	$ 1,233
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,018
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,557
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,785
2%, tender 6/1/14 (b)	5,850	5,966
Series 2005 A, 0% 2/15/16	4,500	4,385
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	9,200	9,214
Humble Independent School District Series 2009, 4% 2/15/13	400	402
Keller Independent School District 5% 2/15/14	3,750	3,944
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,523
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,020
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,378
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,249
Series 2012 A, 4% 5/15/14	1,575	1,651
5% 5/15/15	2,120	2,334
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,670
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,722
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,860
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,197
5% 7/1/18	3,030	3,523
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	$ 8,900	$ 8,900
North Texas Tollway Auth. Rev.:
Bonds:
Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,000
Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,543
Series 2010 B1, 3.2% 1/1/13	2,275	2,275
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	19,920
1.2%, tender 8/1/17 (b)	30,000	29,880
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,193
5% 10/1/20	1,000	1,182
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,594
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,223
5% 9/15/21	1,000	1,231
5% 9/15/22	3,440	4,250
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,757
5% 5/15/20	6,000	7,502
5% 5/15/21	5,000	6,330
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,416
5% 2/15/15 (Escrowed to Maturity)	280	307
5% 2/15/16	2,000	2,247
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,591
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,485
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,049
5% 9/1/15	835	919
5% 9/1/16	750	847
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,874
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	$ 2,200	$ 2,553
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,274
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,304
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,059
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,438
Series 2010 B, 5% 8/15/21	1,800	2,284
		333,806
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,714
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,255
		4,969
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,396
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,366
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,942
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,804
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	647
5% 7/15/21	400	458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,352
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,876
		19,079
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,280
Series 2012 A, 5% 7/1/19	30,000	36,952
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,669
5% 1/1/21	1,865	2,286
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,379
5% 12/1/17	2,950	3,518
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,845
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,233
5% 2/1/17 (e)	2,500	2,848
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,326
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,921
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,048
5% 8/15/14	2,000	2,118
		72,423
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	7,034
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,902
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,981
Series 2009 C, 4% 5/1/14	3,365	3,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2010 1:
5% 5/1/14	$ 5,750	$ 6,102
5% 5/1/15	8,005	8,835
5% 5/1/16	10,000	11,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,286
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,685
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	879
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,064
5% 12/15/15	1,105	1,218
5% 12/15/16	1,440	1,613
5% 12/15/17	1,540	1,751
Series 2012, 5% 10/1/21	1,400	1,687
		49,930
TOTAL MUNICIPAL BONDS (Cost $3,719,996)		3,866,088
Municipal Notes - 2.9%

California - 2.3%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,237
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	88,000	88,845
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	5,055	5,060
		99,142
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,316
Newark Gen. Oblig. BAN Series 2012 D, 2% 12/11/13	3,000	3,017
		6,333
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,968
TOTAL MUNICIPAL NOTES (Cost $124,375)		124,443
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $249,946)	249,945,900	$ 249,946
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $4,094,317)		4,240,477
NET OTHER ASSETS (LIABILITIES) - 2.3%		101,948
NET ASSETS - 100%		$ 4,342,425
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 563
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,990,531	$ -	$ 3,990,531	$ -
Money Market Funds	249,946	249,946	-	-
Total Investments in Securities:	$ 4,240,477	$ 249,946	$ 3,990,531	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Electric Utilities	12.7%
Special Tax	12.1%
Health Care	9.3%
Transportation	7.1%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	8.5%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,844,371)	$ 3,990,531
Fidelity Central Funds (cost $249,946)	249,946
Total Investments (cost $4,094,317)		$ 4,240,477
Cash		85,977
Receivable for fund shares sold		14,881
Interest receivable		40,782
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		11
Other receivables		36
Total assets		4,382,196

Liabilities
Payable for investments purchased Regular delivery	$ 3,600
Delayed delivery	19,792
Payable for fund shares redeemed	12,315
Distributions payable	1,647
Accrued management fee	1,334
Distribution and service plan fees payable	164
Other affiliated payables	822
Other payables and accrued expenses	97
Total liabilities		39,771

Net Assets		$ 4,342,425
Net Assets consist of:
Paid in capital		$ 4,195,346
Undistributed net investment income		63
Accumulated undistributed net realized gain (loss) on investments		856
Net unrealized appreciation (depreciation) on investments		146,160
Net Assets		$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,222 ÷ 36,285.0 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Class T: Net Asset Value and redemption price per share ($24,646 ÷ 2,272.4 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,110 ÷ 102.2 shares)A	$ 10.86

Class C: Net Asset Value and offering price per share ($92,301 ÷ 8,511.2 shares)A	$ 10.84

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,624,182 ÷ 334,145.2 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,964 ÷ 18,979.6 shares)	$ 10.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 98,389
Income from Fidelity Central Funds		563
Total income		98,952

Expenses
Management fee	$ 15,811
Transfer agent fees	4,209
Distribution and service plan fees	1,887
Accounting fees and expenses	631
Custodian fees and expenses	45
Independent trustees' compensation	16
Registration fees	297
Audit	56
Legal	12
Miscellaneous	37
Total expenses before reductions	23,001
Expense reductions	(265)	22,736
Net investment income (loss)		76,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,865
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		5,868
Change in net unrealized appreciation (depreciation) on investment securities		9,754
Net gain (loss)		15,622
Net increase (decrease) in net assets resulting from operations		$ 91,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,216	$ 80,340
Net realized gain (loss)	5,868	2,116
Change in net unrealized appreciation (depreciation)	9,754	76,652
Net increase (decrease) in net assets resulting from operations	91,838	159,108
Distributions to shareholders from net investment income	(73,237)	(83,163)
Distributions to shareholders from net realized gain	(4,814)	(2,965)
Total distributions	(78,051)	(86,128)
Share transactions - net increase (decrease)	211,189	142,426
Redemption fees	50	46
Total increase (decrease) in net assets	225,026	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $63 and distributions in excess of net investment income of $2,916, respectively)	$ 4,342,425	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	.034	.225	(.016)	.294	.021
Total from investment operations	.198	.423	.193	.548	.319
Distributions from net investment income	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return A,B	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	.044	.226	(.026)	.294	.029
Total from investment operations	.210	.425	.185	.549	.329
Distributions from net investment income	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A,B	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	.045	.226	(.026)	.293	.029
Total from investment operations	.138	.354	.113	.479	.259
Distributions from net investment income	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return A,B	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets D,F
Expenses before reductions	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	.035	.226	(.026)	.303	.020
Total from investment operations	.117	.343	.103	.478	.240
Distributions from net investment income	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return A,B	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets D,F
Expenses before reductions	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) B	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	.045	.227	(.026)	.293	.029
Total from investment operations	.242	.455	.214	.577	.355
Distributions from net investment income	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) B	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	.045	.216	(.015)	.293	.022
Total from investment operations	.236	.440	.220	.574	.343
Distributions from net investment income	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return A	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 148,500
Gross unrealized depreciation	(2,362)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,138

Tax Cost	$ 4,094,339

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 63
Undistributed long-term capital gain	$ 877
Net unrealized appreciation (depreciation)	$ 146,138

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 73,237	$ 83,163
Long-term Capital Gains	4,814	2,965
Total	$ 78,051	$ 86,128

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,785 and $784,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 929	$ 65
Class T	-%	.25%	67	1
Class B	.65%	.25%	13	9
Class C	.75%	.25%	878	291
			$ 1,887	$ 366

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	9
Class B*	2
Class C*	24
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 543.15
Class T	34.13
Class B	2.15
Class C	126.14
Short-Intermediate Municipal Income	3,226.09
Institutional Class	278.15
	$ 4,209

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $45 and $220, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 5,319	$ 4,211
Class T	388	467
Class B	11	27
Class C	604	838
Short-Intermediate Municipal Income	63,708	74,599
Institutional Class	3,207	3,021
Total	$ 73,237	$ 83,163
From net realized gain
Class A	$ 428	$ 216
Class T	28	19
Class B	1	1
Class C	102	57
Short-Intermediate Municipal Income	4,021	2,565
Institutional Class	234	107
Total	$ 4,814	$ 2,965

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	25,560	22,096	$ 278,216	$ 237,519
Reinvestment of distributions	425	303	4,631	3,252
Shares redeemed	(20,723)	(10,223)	(225,499)	(109,361)
Net increase (decrease)	5,262	12,176	$ 57,348	$ 131,410

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class T
Shares sold	1,057	881	$ 11,485	$ 9,442
Reinvestment of distributions	32	35	347	373
Shares redeemed	(1,249)	(774)	(13,580)	(8,240)
Net increase (decrease)	(160)	142	$ (1,748)	$ 1,575
Class B
Shares sold	19	27	$ 205	$ 297
Reinvestment of distributions	1	2	10	19
Shares redeemed	(67)	(114)	(727)	(1,225)
Net increase (decrease)	(47)	(85)	$ (512)	$ (909)
Class C
Shares sold	2,859	2,509	$ 31,055	$ 26,904
Reinvestment of distributions	51	62	556	661
Shares redeemed	(1,674)	(2,549)	(18,183)	(27,188)
Net increase (decrease)	1,236	22	$ 13,428	$ 377
Short-Intermediate Municipal Income
Shares sold	93,675	106,091	$ 1,017,592	$ 1,133,522
Reinvestment of distributions	4,548	5,180	49,424	55,411
Shares redeemed	(90,005)	(111,332)	(977,843)	(1,186,447)
Net increase (decrease)	8,218	(61)	$ 89,173	$ 2,486
Institutional Class
Shares sold	13,388	8,223	$ 145,505	$ 87,964
Reinvestment of distributions	176	115	1,914	1,228
Shares redeemed	(8,641)	(7,651)	(93,919)	(81,705)
Net increase (decrease)	4,923	687	$ 53,500	$ 7,487

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	02/11/13	02/08/13	$-	$0.003
Class T	02/11/13	02/08/13	$-	$0.003
Class B	02/11/13	02/08/13	$-	$0.003
Class C	02/11/13	02/08/13	$-	$0.003

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 6.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $5,764,482, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-UANN-0213
1.796655.109

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short-Intermediate

Municipal Income

Fund - Institutional Class

Annual Report

December 31, 2012

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Short-Intermediate
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2012	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	2.19%	3.48%	3.07%

A The initial offering of Institutional Class shares took place on July 23, 2003. Returns prior to July 23, 2003 are those of Fidelity® Short-Intermediate Municipal Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short-Intermediate Municipal Income Fund - Institutional Class on December 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period. The initial offering of Institutional Class took place on July 23, 2003. See above for additional information regarding the performance of Institutional Class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Powered by improving issuer fundamentals and favorable supply and demand, the bull market for municipal bonds rolled on in 2012, with the Barclays® Municipal Bond Index advancing 6.78%. By contrast, taxable investment-grade debt gained 4.21%, as tracked by the Barclays® U.S. Aggregate Bond Index. Muni investors were encouraged by a recovery in tax revenues for many issuers. And despite a handful of well-publicized bankruptcies by local issuers, the overall muni default rate declined and remained low. Even with a surge in refinancings, the overall supply of newly issued muni bonds was muted. As for demand, munis drew heavy interest from investors seeking a yield advantage over U.S. Treasuries, and from those looking for a perceived safe haven amid mixed U.S. economic data and the ongoing financial crisis in Europe. Investors' appetite for tax-advantaged investments in advance of potentially higher federal tax rates in 2013 also fueled demand, particularly in November, while a steady stream of municipal redemptions (calls and maturities), many of which were reinvested in the muni market, competed for limited new supply. The muni market sold off in December due to concern about proposals to limit the federal tax exemption of muni debt, profit-taking in advance of higher capital gains rates, and ratings downgrades of Puerto Rico debt to borderline investment grade.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Short-Intermediate Municipal Income Fund: For the year, the fund's Institutional Class shares returned 2.19%, while the Barclays 1-6 Year Municipal Bond Index - which tracks the types of securities in which the fund invests - rose 2.00%. The fund's performance was bolstered by our overweighting in both health care and California general obligation bonds (GOs) issued by the state, as well as yield-curve positioning. Health care were a plus, thanks largely to investors' prodigious appetite for higher-yielding tax-free securities. The larger-than-benchmark stake in California state GOs proved advantageous, as these securities rallied strongly. In terms of yield-curve positioning, the fund benefited from its maturity "barbell" approach. The fund's relative performance was hurt by its underweighting in prepaid gas bonds, which recovered in the second half of the year as the credit quality of the underwriters of such securities - including banks, broker-dealers and other financial institutions - improved and in response to heavy investor demand.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2012 to December 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period* July 1, 2012 to December 31, 2012
Class A	.78%
Actual		$ 1,000.00	$ 1,007.50	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.96
Class T	.76%
Actual		$ 1,000.00	$ 1,008.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.86
Class B	1.43%
Actual		$ 1,000.00	$ 1,004.20	$ 7.20
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 7.25
Class C	1.53%
Actual		$ 1,000.00	$ 1,003.70	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.44	$ 7.76
Short-Intermediate Municipal Income	.48%
Actual		$ 1,000.00	$ 1,009.00	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.72	$ 2.44
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.70	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.42	$ 2.75

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	14.2	11.4
New York	11.6	12.6
Illinois	8.5	7.4
Florida	8.1	8.3
Texas	7.7	5.5
Top Five Sectors as of December 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.4	32.1
Electric Utilities	12.7	12.8
Special Tax	12.1	11.1
Health Care	9.3	8.6
Transportation	7.1	5.2
Weighted Average Maturity as of December 31, 2012
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2012
6 months ago
Years	2.9	2.8

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of December 31, 2012	As of June 30, 2012
AAA 10.6%	AAA 8.5%
AA,A 71.8%	AA,A 69.7%
BBB 5.3%	BBB 4.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 4.0%	Not Rated 1.6%
Short-Term Investments and Net Other Assets 8.1%	Short-Term Investments and Net Other Assets 15.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 89.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2007 B, 4.875%, tender 3/19/13 (b)	$ 2,615	$ 2,639
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,207
		3,846
Arizona - 3.3%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,383
5% 10/1/16 (FSA Insured)	13,000	14,685
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,000
Series 2008 D:
5% 1/1/13	3,250	3,250
5% 1/1/14	2,255	2,357
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,943
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,138
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	12,081
Series 2008:
5.5% 9/1/13	18,780	19,413
5.5% 9/1/16	1,385	1,593
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,220
5% 10/1/20	5,180	6,342
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,370
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	5,110
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	13,328
5% 7/1/18	5,200	5,736
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,807
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,477
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2009 B, 5% 7/1/16	$ 5,090	$ 5,828
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,905
Series 2012 A:
5% 7/1/18	825	981
5% 7/1/19	1,550	1,877
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,382
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,698
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,388
5% 7/1/17	3,315	3,733
5% 7/1/18	3,365	3,835
		143,860
California - 11.9%
California Dept. of Wtr. Resources (Central Valley Proj.) Series AM, 5% 12/1/13 (a)	3,000	3,099
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/17	12,000	14,077
Series 2010 M, 5% 5/1/16	8,000	9,123
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,322
Series 2009 A:
5% 7/1/15	3,660	3,909
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	2,540	2,716
5.25% 7/1/13 (Escrowed to Maturity)	1,185	1,214
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,286
5.25% 7/1/14	1,780	1,910
5.25% 7/1/14 (Escrowed to Maturity)	520	558
California Gen. Oblig.:
5% 11/1/13	9,060	9,414
5% 9/1/18	7,500	9,004
5% 9/1/19	20,000	24,391
5% 9/1/20	20,000	24,575
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,945	2,116
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	$ 1,100	$ 1,132
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	3,068
Series 2009 F, 5%, tender 7/1/14 (b)	3,200	3,386
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.93%, tender 7/1/17 (b)	4,000	4,009
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,591
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	36,493
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 0.6%, tender 2/1/13 (b)(e)	16,200	16,201
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (b)(e)	2,300	2,334
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,058
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,191
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,249
5% 10/1/19	1,490	1,791
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,501
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,616
5% 10/1/19	5,000	5,921
5% 10/1/20	2,525	3,032
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,195
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,905
Series 2009 J, 5% 11/1/17	2,300	2,684
Series 2010 A:
5% 3/1/16	2,000	2,236
5% 3/1/17	5,405	6,186
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	$ 1,000	$ 1,017
5% 6/15/13	16,650	17,002
Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,637
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,319
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.511%, tender 12/12/15 (b)	12,500	12,500
East Bay Muni. Util. District Wtr. Sys. Rev. Bonds Series 2011 A2, 0.48%, tender 7/1/14 (b)	56,000	56,116
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100)	2,000	2,043
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100)	3,030	3,097
Irvine Reassessment District 12-1 Ltd. Oblig. 2% 9/2/13	1,000	1,008
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,253
Series 2009 B, 5% 7/1/17	12,905	15,229
Series 2013 A:
5% 7/1/18 (a)	9,750	11,539
5% 7/1/19 (a)	4,400	5,294
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,785
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	25,445
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,721
5% 3/1/19	2,935	3,459
Los Angeles Unified School District Series 2009 KRY, 5% 7/1/13	10,740	10,992
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	2,025	2,291
5% 12/1/17	9,790	11,221
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,547
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,434
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (b)	2,500	2,511
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	$ 1,020	$ 1,043
5% 7/1/14	1,120	1,193
5% 7/1/15	2,170	2,397
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,160
5% 7/1/18	2,000	2,385
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (e)	2,500	2,982
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	6,884
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,916
5% 6/1/17	3,700	4,206
5% 6/1/18	6,470	7,464
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,952
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,072
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,993
5% 8/1/18	8,000	9,035
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,111
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,509
5% 5/15/15	1,845	2,035
Series 2009 B, 5% 5/15/14	7,000	7,442
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,193
		517,312
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,567
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	586
		5,153
Connecticut - 1.6%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(e)	4,300	4,323
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	11,431
Series 2012 C, 5% 6/1/21	23,420	29,305
Series 2012 D, 0.42% 9/15/15 (b)	6,000	6,005
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,585	2,630
Series D, 4% 7/1/14	1,000	1,043
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13	4,300	4,468
Series 2009 1, 5% 2/1/14	2,500	2,627
Series 2011 A, 5% 12/1/18	5,575	6,737
		68,569
District Of Columbia - 0.5%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	4,034
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	5,741
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,616
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,560
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,062
		22,013
Florida - 8.1%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,320
5% 12/1/15	4,395	4,884
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Arpt. Sys. Rev.:
Series 2012 P1, 3% 10/1/13 (e)	$ 4,000	$ 4,078
Series 2012 Q1, 5% 10/1/21	1,000	1,228
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	6,009
Series 2012 A:
5% 7/1/19	7,000	8,338
5% 7/1/20	15,070	18,120
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	15,291
Series 2010 A3, 1.88% 6/1/13 (b)	47,300	47,589
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,405
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,169
Series 2011:
4% 12/1/16	1,265	1,394
5% 12/1/17	1,685	1,947
5% 12/1/18	685	810
5% 12/1/19	1,820	2,178
5% 12/1/20	1,000	1,205
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,438
5% 10/1/16	1,530	1,699
5% 10/1/17	1,455	1,639
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,442
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,905
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	23,073
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,541
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,443
Series 2009 D, 5.5% 6/1/16	7,910	9,175
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	19,111
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,264
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	$ 20,000	$ 22,052
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,405
Gainesville Utils. Sys. Rev. Series 2012 A, 5% 10/1/21	2,110	2,611
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	2,062
5% 10/1/20	1,000	1,220
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,628
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 A, 6.1%, tender 11/14/13 (b)	1,000	1,044
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2007 B, 5.15%, tender 9/1/13 (b)	1,750	1,800
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,099
5% 9/1/17	1,000	1,155
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,375
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	830
5.25% 10/1/15	3,525	3,895
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,131
5% 11/15/22	485	547
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	5,086
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,206
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	1,250	1,505
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,316
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,421
5% 10/1/16	1,000	1,113
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A:
5% 11/1/13 (FSA Insured)	1,000	1,024
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A: - continued
5% 11/1/15 (FSA Insured)	$ 1,825	$ 1,999
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,578
Series 2012, 5% 7/1/19	1,000	1,206
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,776
Series 2010 C, 5% 10/1/17	1,895	2,243
Series 2011 B:
5% 10/1/18	2,250	2,724
5% 10/1/19	2,325	2,885
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (e)	4,465	5,122
5% 10/1/19 (e)	2,025	2,381
5% 10/1/18 (e)	2,745	3,194
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,512
5% 7/1/14	2,000	2,132
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,691
Series 2011, 5% 10/1/19	5,590	6,937
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,846
5% 11/15/17	1,500	1,743
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (e)	3,000	3,160
5% 10/1/15 (FSA Insured) (e)	2,920	3,226
5% 10/1/16 (FSA Insured) (e)	6,000	6,782
5% 10/1/17 (FSA Insured) (e)	5,000	5,753
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,135
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,301
		351,546
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	$ 5,000	$ 5,016
Atlanta Arpt. Rev. Series 2011 B, 5% 1/1/13 (e)	1,000	1,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,000	8,179
Fourth Series 1995:
1.2%, tender 4/1/14 (b)	3,450	3,480
1.2%, tender 4/1/14 (b)	4,800	4,842
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	3,500	3,511
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/13	7,550	7,827
5% 11/1/14	7,490	7,984
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,856
5% 1/1/20	4,000	4,917
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series B, 5% 1/1/17	2,750	3,156
Series GG:
5% 1/1/16	680	760
5% 1/1/20	675	826
5% 1/1/21	1,670	2,076
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	6,050
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.38%, tender 9/1/14 (b)	13,800	13,805
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	17,900	17,916
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5%, tender 3/1/13 (b)	11,500	11,537
Muni. Elec. Auth. of Georgia:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,379
(Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,000
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	9,172
Series 2008 D:
5.75% 1/1/19	14,890	18,196
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Muni. Elec. Auth. of Georgia: - continued
(Proj. One):
Series 2008 D:
5.75% 1/1/20	$ 3,555	$ 4,338
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,354
5% 1/1/15	1,040	1,110
5% 1/1/16	2,415	2,624
5% 1/1/18	1,530	1,708
		150,619
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (e)	3,900	4,290
Series 2011, 5% 7/1/19 (e)	4,000	4,693
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,728
5% 6/1/16 (Escrowed to Maturity)	2,895	3,320
Series DY:
5% 2/1/15	3,500	3,825
5% 2/1/16	4,000	4,520
		29,376
Illinois - 8.5%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,760
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,726
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,650
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,683
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,439
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	12,090
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	3,000	3,219
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	1,042
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,839
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (b)	$ 5,000	$ 5,374
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/13 (FSA Insured)	4,000	4,000
Series 2010 D, 5.25% 1/1/17 (e)	1,000	1,154
Series 2010 E:
5% 1/1/15 (e)	4,000	4,321
5% 1/1/16 (e)	1,500	1,671
Series 2011 B, 5% 1/1/18	6,500	7,553
Series 2012 A:
5% 1/1/14 (e)	3,500	3,652
5% 1/1/14 (e)	2,000	2,087
5% 1/1/21	1,400	1,662
Series 2012 B, 5% 1/1/21 (e)	4,605	5,373
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,927
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,831
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,345
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	484
Cook County Gen. Oblig. Series 2012 C:
5% 11/15/19	1,500	1,802
5% 11/15/20	2,500	3,029
5% 11/15/21	3,000	3,633
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	2,500	2,893
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,740
Series 2010, 2.125%, tender 7/1/14 (b)	11,500	11,689
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,407
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	600
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	3,865	4,069
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/13	415	423
5% 7/1/15	1,000	1,088
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	$ 2,060	$ 2,259
5% 5/15/17	3,520	3,912
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,025
5% 5/1/14	2,000	2,094
5.75% 5/1/19	2,650	3,109
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,408
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,925
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,211
Series 2012 A, 5% 5/15/23	1,300	1,490
Series 2012:
5% 9/1/19	1,115	1,282
5% 9/1/20	1,470	1,698
5% 9/1/21	1,645	1,916
5% 9/1/22	2,165	2,518
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,656
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	3,755	3,894
Series 2004 B, 5% 3/1/14	15,500	16,199
Series 2004, 5% 11/1/16	11,000	12,439
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,055
5% 4/1/17 (AMBAC Insured)	8,050	8,669
Series 2007 A, 5.5% 6/1/15	1,000	1,101
Series 2007 B, 5% 1/1/17	9,835	11,143
Series 2009 A, 3.5% 9/1/13 (Escrowed to Maturity)	3,000	3,064
Series 2010:
4% 1/1/13	3,695	3,695
5% 1/1/15 (FSA Insured)	20,000	21,512
Series 2012:
2% 2/1/13	9,500	9,511
3% 8/1/13	4,800	4,869
3% 9/1/13	2,000	2,033
4% 3/1/14	5,000	5,168
5% 3/1/13	5,000	5,036
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012:
5% 3/1/19	$ 5,500	$ 6,331
5% 8/1/22	5,700	6,525
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,440
5% 5/15/16 (FSA Insured)	2,325	2,582
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,443
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,583
4.5% 6/15/17	6,075	6,893
Series 2010, 5% 6/15/15	8,800	9,698
Series 2011, 4% 6/15/13	2,600	2,643
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
1.5% 6/15/21	5,500	5,504
4% 6/15/20	1,000	1,047
5% 6/15/20	6,000	6,496
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,419
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	568
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,451
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,682
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,553
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	680
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,318
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	1,025	1,011
0% 11/1/14 (FSA Insured)	875	857
0% 11/1/16 (Escrowed to Maturity)	740	711
0% 11/1/16 (FSA Insured)	2,235	2,093
		367,291
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.0%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	$ 3,000	$ 3,108
Indiana Fin. Auth. Hosp. Rev. (Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,685
5% 5/1/15	6,420	6,985
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,352
5% 12/1/15	2,135	2,384
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,846
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,663
Series 2010 A, 5% 2/1/17	2,800	3,258
Series 2012:
5% 3/1/20	650	757
5% 3/1/21	1,225	1,422
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,468
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (b)	3,400	3,451
Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,243
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,767
5% 1/1/20	1,250	1,517
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	1,023
5% 10/1/22	1,600	2,008
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	515	567
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,598
5% 10/1/17	5,000	5,709
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	$ 1,000	$ 1,139
4% 1/15/20	1,345	1,539
4% 1/15/21	1,250	1,434
5% 7/15/19	1,680	2,035
5% 7/15/20	1,170	1,432
5% 7/15/21	1,000	1,233
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	567
5% 7/1/15	315	350
5% 7/1/16	500	573
Series Z-1:
5% 7/1/16	1,215	1,394
5% 7/1/17	1,000	1,179
5% 7/1/18	1,500	1,812
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,121
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,102
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,319
		85,090
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,884
Kansas - 0.7%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	616
5% 11/15/15	625	691
5% 11/15/16	875	991
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	3,095
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,159
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	2,405	2,596
5% 11/15/15	6,245	6,958
5% 11/15/16	5,410	6,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
Series 2011 IV A:
5% 11/15/18	$ 2,250	$ 2,643
5% 11/15/20	2,745	3,258
		29,175
Kentucky - 0.8%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	773
4% 2/1/15	1,495	1,573
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,170
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,367
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	501
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,915
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,577
1.6%, tender 6/1/17 (b)	8,000	7,976
(Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,065
Series 2005 A, 5.75%, tender 12/2/13 (b)	6,000	6,273
		35,190
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,568
5% 7/1/16	2,000	2,216
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,092
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	2,800	3,302
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,105
		13,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - 1.4%
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	$ 16,100	$ 18,772
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,446
5% 7/1/14	3,500	3,678
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,447
Series 2012 D, 0.973%, tender 11/15/17 (b)	14,000	14,078
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,886
Series 2011 A, 5% 7/1/20	16,000	19,562
		62,869
Massachusetts - 1.6%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,063
5% 5/15/16	4,400	5,041
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,810
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,348
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,621
4% 7/1/16	1,000	1,108
5% 7/1/13	1,000	1,023
Series Q2:
4% 7/1/15	1,170	1,264
4% 7/1/16	1,000	1,108
5% 7/1/13	1,100	1,126
5% 7/1/14	1,080	1,153
5% 7/1/17	1,370	1,606
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,609
5% 1/1/16	1,300	1,425
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	1,400	1,443
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	16,129
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (b)	$ 7,000	$ 7,125
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A, 5% 12/15/13	4,325	4,521
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	4,102
		68,625
Michigan - 3.1%
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,213
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,257
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,776
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,355
5% 5/1/20	2,000	2,372
5% 5/1/21	1,810	2,165
Detroit Swr. Disp. Rev. Series 2006 D, 0.841% 7/1/32 (b)	4,070	3,417
Grand Rapids Cmnty. College 5% 5/1/13 (FSA Insured)	1,305	1,325
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,491
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,118
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	2,985
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,472
5% 11/15/19	1,000	1,188
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,301
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,171
Series 2012 A:
5% 6/1/16	2,290	2,511
5% 6/1/17	1,410	1,570
5% 6/1/18	2,330	2,632
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,415
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (b)	$ 11,000	$ 11,264
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,530
5% 10/1/15	1,750	1,972
5% 10/1/15	3,250	3,662
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,669
5% 5/1/14	2,140	2,261
5% 5/1/15	1,845	2,003
5% 5/1/16	1,865	2,080
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,208
Univ. of Michigan Univ. Rev. Bonds 0.33%, tender 4/1/15 (b)	22,900	22,900
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (e)	1,500	1,614
Series 2010 A, 5% 12/1/18 (e)	1,400	1,623
Series 2011 A, 5% 12/1/19 (e)	22,700	26,155
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,528
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,310
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,659
		133,172
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (e)	1,000	1,000
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,369
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,443
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	628
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,087
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,123
		7,650
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2012, 0.55%, tender 12/12/13 (b)(e)	4,900	4,900
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.66% 9/1/17 (b)	3,700	3,714
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,937
		12,551
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,279
Series C:
4% 1/1/15	2,360	2,518
4% 1/1/16	2,195	2,404
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,117
		10,318
Nevada - 2.1%
Clark County Arpt. Rev. Series 2008 E:
5% 7/1/14	2,905	3,100
5% 7/1/15	3,500	3,859
Clark County Fuel Tax Series 2008, 5% 6/1/13 (Escrowed to Maturity)	5,815	5,928
Clark County School District:
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,116
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	23,534
Series 2012 A, 5% 6/15/19	24,610	29,516
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (e)	3,000	3,102
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	$ 12,140	$ 14,694
Series 2012 B, 5% 8/1/20	2,230	2,728
		91,577
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,988
4% 7/1/21	1,520	1,674
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,464
5% 2/1/18	2,500	2,953
		11,079
New Jersey - 3.2%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	820
Series 2009 A:
5% 6/15/15	11,285	12,305
5% 6/15/16	6,500	7,248
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (b)	7,000	7,460
Series 2001 A, 5.5% 6/15/13 (Escrowed to Maturity)	1,090	1,116
Series 2005 K, 5.25% 12/15/14 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790	1,949
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,974
Series 2008 W, 5% 3/1/15	10,400	11,333
Series 2009 BB, 5% 9/1/15	3,390	3,753
Series 2011 EE, 5% 9/1/20	5,000	6,092
Series 2012 G, 0.71% 2/1/15 (b)	7,800	7,807
Series 2012 II, 5% 3/1/21	6,800	8,209
Series 2012:
5% 6/15/13	2,200	2,243
5% 6/15/18	10,600	12,133
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	5,038
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,976
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2012 A, 0.88%, tender 12/22/14 (b)	15,400	15,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	$ 3,315	$ 3,644
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,867
Series 2003 B. 5.25% 12/15/19	3,000	3,677
New Jersey Transit Corp. Ctfs. of Prtn. Series 2003 A, 5.25% 9/15/13 (AMBAC Insured)	1,940	2,000
Toms River Gen. Oblig. 2% 12/27/13	10,574	10,720
		140,813
New Mexico - 1.1%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,991
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,634
Series 2010 A1:
4% 12/1/15	3,700	3,986
4% 12/1/16	6,750	7,383
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,197
		47,191
New York - 11.2%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,262
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	741
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14	2,000	2,123
Series 2010 A, 5% 5/1/15	5,000	5,465
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,957
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,967
Series 2009 C:
5% 8/1/13	6,445	6,623
5% 8/1/13 (Escrowed to Maturity)	555	570
Series B, 5% 8/1/14	10,000	10,705
Series G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50	50
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	$ 3,000	$ 3,736
Series 2010 B:
5% 11/1/17	20,305	24,206
5% 11/1/17 (Escrowed to Maturity)	9,695	11,598
5% 11/1/20	5,950	7,454
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	890	1,004
5% 11/1/17	10,115	12,058
Series 2012 A:
5% 11/1/17	7,000	8,345
5% 11/1/20	4,500	5,662
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,913
Series 2012 A, 4% 5/15/20	8,000	9,274
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/13	3,545	3,579
5% 3/15/14	3,745	3,956
5% 3/15/15	4,000	4,393
Series 2009 D:
5% 6/15/14	9,890	10,558
5% 6/15/15	16,075	17,820
5% 6/15/16	9,330	10,694
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	11
Series 2012 A, 5% 12/15/20	8,500	10,613
Series A:
5% 2/15/14	9,840	10,356
5% 2/15/15	8,775	9,606
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	955	981
5.75% 7/1/13	270	277
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,668
5% 8/15/14	7,755	8,322
Series 2009 A1, 5% 2/15/15	9,000	9,801
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,763
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	$ 3,700	$ 3,959
Series 2008 B, 5% 7/1/15	30,000	33,260
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,314
Series 2009 A:
5% 7/1/15	12,850	14,202
5% 7/1/16	8,390	9,526
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,997
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.36%, tender 11/1/14 (b)	6,000	5,989
Series B:
5% 11/15/14	1,350	1,465
5% 11/15/15	2,325	2,611
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.563%, tender 11/1/14 (b)	6,800	6,796
Series 2012 G2, 0.673%, tender 11/1/15 (b)	13,300	13,288
Series 2003 B:
5.25% 11/15/17 (Pre-Refunded to 11/15/13 @ 100)	1,040	1,083
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,200	6,384
Series 2008 B2:
5% 11/15/19	6,185	7,493
5% 11/15/20	5,500	6,677
5% 11/15/21	4,000	4,883
Series 2010 B2, 4% 11/15/14	2,830	3,012
Series 2012 D, 5% 11/15/18	2,515	3,000
Series 2012 E:
4% 11/15/19	4,000	4,588
5% 11/15/18	2,250	2,683
5% 11/15/21	2,435	2,973
Series 2012 F, 5% 11/15/19	5,000	6,057
New York State Dorm. Auth. Lease Rev. Bonds Series 2003 B, 5.25%, tender 7/1/13 (b)	3,000	3,071
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	2,600	2,630
Series 2010 A, 5% 4/1/17	1,000	1,165
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund: - continued
Series 2011 A1:
5% 4/1/17	$ 1,500	$ 1,747
5% 4/1/18	3,500	4,164
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,812
Series 2011 A, 5% 3/15/21	18,425	23,043
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/16	20,000	22,652
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	6,470	7,043
		486,683
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,200	1,204
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	4,100	4,257
		5,461
North Carolina - 2.0%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,118
4% 6/1/18	1,280	1,461
4% 6/1/20	1,000	1,159
5% 6/1/19	1,305	1,586
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,659
5% 3/1/18	1,500	1,804
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	1,500	1,551
5% 11/1/15 (FSA Insured)	1,600	1,730
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2008 A, 5% 1/1/13	2,200	2,200
Series 2010 A:
5% 1/1/15	4,000	4,339
5% 1/1/16	6,035	6,754
Series 2012 D, 5% 1/1/14	3,000	3,135
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,369
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	$ 1,500	$ 1,653
5% 6/1/16	1,000	1,134
5% 6/1/17	3,220	3,738
5% 6/1/18	3,820	4,532
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,023
Series 2008 A, 5.25% 1/1/20	2,000	2,375
Series 2012 A, 5% 1/1/18	18,685	21,907
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.593%, tender 12/1/15 (b)	11,500	11,530
		85,757
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,998
Ohio - 2.3%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,339
5% 6/1/17	3,500	3,941
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,331
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,116
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	760	818
5% 6/1/16 (FSA Insured)	1,105	1,222
5% 6/1/17 (FSA Insured)	1,160	1,304
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,657
Series 2009 C, 5.625% 6/1/18	1,395	1,629
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,423
5% 10/1/15	6,505	7,275
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Bldg. Auth.: - continued
(Administrative Bldg. Fund Proj.):
Series 2010 C:
4% 10/1/15	$ 3,200	$ 3,483
5% 10/1/16	1,250	1,435
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,217
5% 10/1/15	4,535	5,071
Series 2010 A, 5% 10/1/15	1,185	1,322
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	3,073
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,619
Series 2010 A, 5% 8/1/17	3,290	3,875
Series 2011 A, 5% 8/1/17	3,070	3,616
Series 2012 C, 5% 9/15/21	4,350	5,486
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,175
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	537
5% 1/15/17	1,000	1,120
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,495
5% 12/1/16 (Escrowed to Maturity)	280	327
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,153
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,434
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/13	875	906
5% 12/1/14	2,275	2,434
		100,833
Oklahoma - 0.2%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	$ 1,660	$ 1,770
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,358
		10,978
Oregon - 0.3%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,640
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (b)(e)	5,300	5,352
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,009
5% 3/15/14	595	623
5% 3/15/15	2,500	2,709
5% 3/15/16	1,750	1,949
		14,282
Pennsylvania - 4.1%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (e)	1,350	1,390
5% 1/1/15 (FSA Insured) (e)	1,000	1,066
5% 1/1/16 (FSA Insured) (e)	1,000	1,091
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,476
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,502
5% 8/15/14	1,955	2,099
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,061
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,848
5% 7/1/22	5,200	5,927
5% 1/1/23	3,000	3,365
5% 7/1/23	1,650	1,822
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,098
5% 7/1/17	1,255	1,389
Montgomery County Indl. Dev. Series 2012 A, 3% 10/1/13	1,650	1,681
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,515
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,830
5% 3/1/19	2,310	2,705
5% 3/1/20	2,140	2,530
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,402
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,709
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	14,731
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,306
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,799
5% 12/15/15 (FSA Insured)	5,000	5,544
5% 12/15/16 (FSA Insured)	7,275	8,265
Series 2011:
5.25% 8/1/17	6,165	7,025
5.25% 8/1/18	5,515	6,352
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	15,408
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,501
5% 6/15/16	6,000	6,796
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,928
5% 2/1/16 (FSA Insured)	5,620	6,211
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,706
Series 2010 A:
4% 9/1/15 (FSA Insured)	1,450	1,561
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh School District: - continued
Series 2010 A:
5% 9/1/16 (FSA Insured)	$ 1,685	$ 1,904
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,550
5% 11/15/14	4,690	5,026
5% 11/15/15	2,420	2,667
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,168
5% 6/1/19	200	237
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,052
5% 4/1/19	1,305	1,535
5% 4/1/20	1,250	1,479
5% 4/1/21	1,000	1,186
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,453
		179,896
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	5,984
Puerto Rico Infrastructure Fin. Bonds (Port Auth. Proj.) Series 2011 C, 2.75%, tender 6/15/13 (b)(e)	9,600	9,636
		15,620
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,203
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,463
		9,666
South Carolina - 0.5%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,427
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,364
5% 12/1/20	1,000	1,242
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.: - continued
Series 2012 C:
5% 12/1/13	$ 2,400	$ 2,501
5% 12/1/17	10,535	12,454
		19,988
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	668
5% 9/1/15	680	749
5% 9/1/16	500	564
5% 9/1/17	490	562
Series 2011:
5% 9/1/17	1,100	1,261
5% 9/1/18	1,200	1,395
5% 9/1/19	1,255	1,472
		6,671
Tennessee - 0.5%
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,010
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,232
5% 1/1/20	2,500	2,918
5% 1/1/21	2,500	2,928
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,442
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (e)	1,730	1,945
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,018
5% 7/1/17	1,100	1,248
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,459
		23,200
Texas - 7.7%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	$ 1,420	$ 1,469
Series 2006 B, 6% 1/1/13	1,270	1,270
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,126
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,008
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,716
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,531
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,946
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,242
Corpus Christi Independent School District 4% 8/15/14	10,140	10,730
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,705
5% 11/1/15	5,000	5,599
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,953
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,186
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,456
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,418
Series 2009, 5% 2/15/16	1,375	1,554
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,072
5% 11/15/16	500	568
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,029
5% 8/15/14	1,075	1,155
Bonds Series 2012 B, 0.72%, tender 8/15/15 (b)	10,470	10,479
Series 2012 A, 0.56% 8/15/15 (b)	1,300	1,302
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (e)	7,380	8,533
Series A:
5% 7/1/15	2,070	2,293
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Series A:
5% 7/1/16	$ 1,080	$ 1,233
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,855	3,018
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,557
Houston Independent School District:
Bonds Series 2012:
1.5%, tender 6/1/13 (b)	8,745	8,785
2%, tender 6/1/14 (b)	5,850	5,966
Series 2005 A, 0% 2/15/16	4,500	4,385
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.73%, tender 8/1/16 (b)	9,200	9,214
Humble Independent School District Series 2009, 4% 2/15/13	400	402
Keller Independent School District 5% 2/15/14	3,750	3,944
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,523
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	2,020
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,378
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,508
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,249
Series 2012 A, 4% 5/15/14	1,575	1,651
5% 5/15/15	2,120	2,334
5% 5/15/15 (Escrowed to Maturity)	5	6
5% 5/15/16	2,355	2,670
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,722
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,860
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	2,800	3,197
5% 7/1/18	3,030	3,523
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.45%, tender 1/2/13 (b)	$ 8,900	$ 8,900
North Texas Tollway Auth. Rev.:
Bonds:
Series 2008 H2, 5%, tender 1/1/13 (b)	5,000	5,000
Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,543
Series 2010 B1, 3.2% 1/1/13	2,275	2,275
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	19,920
1.2%, tender 8/1/17 (b)	30,000	29,880
Sam Rayburn Muni. Pwr. Agcy. Series 2012:
5% 10/1/13	4,065	4,193
5% 10/1/20	1,000	1,182
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,594
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,223
5% 9/15/21	1,000	1,231
5% 9/15/22	3,440	4,250
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,757
5% 5/15/20	6,000	7,502
5% 5/15/21	5,000	6,330
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,416
5% 2/15/15 (Escrowed to Maturity)	280	307
5% 2/15/16	2,000	2,247
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,637
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	4,265	4,591
Texas Gen. Oblig. Series B, 0% 10/1/13	6,500	6,485
Texas Muni. Pwr. Agy. Rev. Series 2010:
4% 9/1/14	1,000	1,049
5% 9/1/15	835	919
5% 9/1/16	750	847
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,874
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,318
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	$ 2,200	$ 2,553
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,274
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,304
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,059
Univ. of Texas Board of Regents Sys. Rev.:
Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100)	15,000	15,438
Series 2010 B, 5% 8/15/21	1,800	2,284
		333,806
Utah - 0.1%
Salt Lake County Wtr. Conservancy District Rev. Series A, 0% 10/1/13 (AMBAC Insured)	3,760	3,714
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,255
		4,969
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,396
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,366
Virginia - 0.4%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (b)(e)	5,900	5,942
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (b)	1,800	1,804
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	647
5% 7/15/21	400	458
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (b)	$ 8,000	$ 8,352
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,876
		19,079
Washington - 1.7%
Energy Northwest Elec. Rev.:
(#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,280
Series 2012 A, 5% 7/1/19	30,000	36,952
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	1,375	1,669
5% 1/1/21	1,865	2,286
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,379
5% 12/1/17	2,950	3,518
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (e)	2,500	2,845
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (e)	2,000	2,233
5% 2/1/17 (e)	2,500	2,848
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,326
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,921
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,048
5% 8/15/14	2,000	2,118
		72,423
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(e)	7,000	7,034
Wisconsin - 1.1%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (e)	1,720	1,902
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	6,981
Series 2009 C, 4% 5/1/14	3,365	3,527
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Gen. Oblig.: - continued
Series 2010 1:
5% 5/1/14	$ 5,750	$ 6,102
5% 5/1/15	8,005	8,835
5% 5/1/16	10,000	11,400
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,286
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,685
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	879
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,064
5% 12/15/15	1,105	1,218
5% 12/15/16	1,440	1,613
5% 12/15/17	1,540	1,751
Series 2012, 5% 10/1/21	1,400	1,687
		49,930
TOTAL MUNICIPAL BONDS (Cost $3,719,996)		3,866,088
Municipal Notes - 2.9%

California - 2.3%
California Cmnty. College Fin. Auth. Trans. TRAN Series 2012 C, 2.5% 6/28/13	5,200	5,237
California Gen. Oblig. RAN Series A1, 2.5% 5/30/13	88,000	88,845
California School Cash Reserve Prog. Auth. TRAN Series 2012 X, 2.5% 1/31/13	5,055	5,060
		99,142
New Jersey - 0.2%
Hudson County Gen. Oblig. BAN 1% 12/6/13	3,300	3,316
Newark Gen. Oblig. BAN Series 2012 D, 2% 12/11/13	3,000	3,017
		6,333
New York - 0.4%
Suffolk County Gen. Oblig. TAN Series 2012 A, 2% 8/14/13	18,800	18,968
TOTAL MUNICIPAL NOTES (Cost $124,375)		124,443
Money Market Funds - 5.8%
	Shares	Value (000s)
Fidelity Municipal Cash Central Fund, 0.16% (c)(d) (Cost $249,946)	249,945,900	$ 249,946
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $4,094,317)		4,240,477
NET OTHER ASSETS (LIABILITIES) - 2.3%		101,948
NET ASSETS - 100%		$ 4,342,425
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION N
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 563
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,990,531	$ -	$ 3,990,531	$ -
Money Market Funds	249,946	249,946	-	-
Total Investments in Securities:	$ 4,240,477	$ 249,946	$ 3,990,531	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.4%
Electric Utilities	12.7%
Special Tax	12.1%
Health Care	9.3%
Transportation	7.1%
Water & Sewer	5.8%
Others (Individually Less Than 5%)	8.5%
Short-Term Investments and Net Other Assets	8.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,844,371)	$ 3,990,531
Fidelity Central Funds (cost $249,946)	249,946
Total Investments (cost $4,094,317)		$ 4,240,477
Cash		85,977
Receivable for fund shares sold		14,881
Interest receivable		40,782
Distributions receivable from Fidelity Central Funds		32
Prepaid expenses		11
Other receivables		36
Total assets		4,382,196

Liabilities
Payable for investments purchased Regular delivery	$ 3,600
Delayed delivery	19,792
Payable for fund shares redeemed	12,315
Distributions payable	1,647
Accrued management fee	1,334
Distribution and service plan fees payable	164
Other affiliated payables	822
Other payables and accrued expenses	97
Total liabilities		39,771

Net Assets		$ 4,342,425
Net Assets consist of:
Paid in capital		$ 4,195,346
Undistributed net investment income		63
Accumulated undistributed net realized gain (loss) on investments		856
Net unrealized appreciation (depreciation) on investments		146,160
Net Assets		$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2012

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($394,222 ÷ 36,285.0 shares)	$ 10.86

Maximum offering price per share (100/97.25 of $10.86)	$ 11.17
Class T: Net Asset Value and redemption price per share ($24,646 ÷ 2,272.4 shares)	$ 10.85

Maximum offering price per share (100/97.25 of $10.85)	$ 11.16
Class B: Net Asset Value and offering price per share ($1,110 ÷ 102.2 shares)A	$ 10.86

Class C: Net Asset Value and offering price per share ($92,301 ÷ 8,511.2 shares)A	$ 10.84

Short-Intermediate Municipal Income: Net Asset Value, offering price and redemption price per share ($3,624,182 ÷ 334,145.2 shares)	$ 10.85

Institutional Class: Net Asset Value, offering price and redemption price per share ($205,964 ÷ 18,979.6 shares)	$ 10.85

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2012

Investment Income
Interest		$ 98,389
Income from Fidelity Central Funds		563
Total income		98,952

Expenses
Management fee	$ 15,811
Transfer agent fees	4,209
Distribution and service plan fees	1,887
Accounting fees and expenses	631
Custodian fees and expenses	45
Independent trustees' compensation	16
Registration fees	297
Audit	56
Legal	12
Miscellaneous	37
Total expenses before reductions	23,001
Expense reductions	(265)	22,736
Net investment income (loss)		76,216
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,865
Capital gain distributions from Fidelity Central Funds	3
Total net realized gain (loss)		5,868
Change in net unrealized appreciation (depreciation) on investment securities		9,754
Net gain (loss)		15,622
Net increase (decrease) in net assets resulting from operations		$ 91,838

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 76,216	$ 80,340
Net realized gain (loss)	5,868	2,116
Change in net unrealized appreciation (depreciation)	9,754	76,652
Net increase (decrease) in net assets resulting from operations	91,838	159,108
Distributions to shareholders from net investment income	(73,237)	(83,163)
Distributions to shareholders from net realized gain	(4,814)	(2,965)
Total distributions	(78,051)	(86,128)
Share transactions - net increase (decrease)	211,189	142,426
Redemption fees	50	46
Total increase (decrease) in net assets	225,026	215,452

Net Assets
Beginning of period	4,117,399	3,901,947
End of period (including undistributed net investment income of $63 and distributions in excess of net investment income of $2,916, respectively)	$ 4,342,425	$ 4,117,399

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.83	$ 10.62	$ 10.64	$ 10.35	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.164	.198	.209	.254	.298
Net realized and unrealized gain (loss)	.034	.225	(.016)	.294	.021
Total from investment operations	.198	.423	.193	.548	.319
Distributions from net investment income	(.156)	(.205)	(.209)	(.258)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.168)	(.213)	(.213)	(.258)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Total Return A,B	1.84%	4.03%	1.81%	5.34%	3.13%
Ratios to Average Net Assets D,F
Expenses before reductions	.79%	.77%	.78%	.79%	.75%
Expenses net of fee waivers, if any	.79%	.77%	.78%	.78%	.75%
Expenses net of all reductions	.78%	.77%	.77%	.78%	.72%
Net investment income (loss)	1.51%	1.85%	1.95%	2.41%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 394	$ 336	$ 200	$ 169	$ 58
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.166	.199	.211	.255	.300
Net realized and unrealized gain (loss)	.044	.226	(.026)	.294	.029
Total from investment operations	.210	.425	.185	.549	.329
Distributions from net investment income	(.158)	(.207)	(.211)	(.259)	(.300)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.170)	(.215)	(.215)	(.259)	(.300)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A,B	1.95%	4.05%	1.74%	5.36%	3.24%
Ratios to Average Net Assets D,F
Expenses before reductions	.77%	.76%	.76%	.77%	.74%
Expenses net of fee waivers, if any	.77%	.76%	.76%	.77%	.74%
Expenses net of all reductions	.76%	.76%	.75%	.77%	.72%
Net investment income (loss)	1.52%	1.86%	1.97%	2.42%	2.90%
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 26	$ 24	$ 23	$ 15
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 10.61	$ 10.64	$ 10.35	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.093	.128	.139	.186	.230
Net realized and unrealized gain (loss)	.045	.226	(.026)	.293	.029
Total from investment operations	.138	.354	.113	.479	.259
Distributions from net investment income	(.086)	(.136)	(.139)	(.189)	(.230)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.098)	(.144)	(.143)	(.189)	(.230)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Total Return A,B	1.27%	3.36%	1.06%	4.66%	2.54%
Ratios to Average Net Assets D,F
Expenses before reductions	1.44%	1.43%	1.44%	1.46%	1.43%
Expenses net of fee waivers, if any	1.44%	1.42%	1.43%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.42%	1.42%	1.43%	1.40%
Net investment income (loss)	.85%	1.19%	1.30%	1.77%	2.22%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 2	$ 2	$ 3	$ 2
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.33	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.082	.117	.129	.175	.220
Net realized and unrealized gain (loss)	.035	.226	(.026)	.303	.020
Total from investment operations	.117	.343	.103	.478	.240
Distributions from net investment income	(.075)	(.125)	(.129)	(.178)	(.221)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.087)	(.133)	(.133)	(.178)	(.221)
Redemption fees added to paid in capital C	- G	- G	- G	- G	.001
Net asset value, end of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Total Return A,B	1.08%	3.25%	.96%	4.66%	2.35%
Ratios to Average Net Assets D,F
Expenses before reductions	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of fee waivers, if any	1.53%	1.53%	1.52%	1.53%	1.50%
Expenses net of all reductions	1.53%	1.52%	1.52%	1.53%	1.48%
Net investment income (loss)	.76%	1.09%	1.20%	1.67%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 92	$ 79	$ 77	$ 56	$ 20
Portfolio turnover rate E	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Short-Intermediate Municipal Income

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.60	$ 10.63	$ 10.34	$ 10.31
Income from Investment Operations
Net investment income (loss) B	.197	.228	.240	.284	.326
Net realized and unrealized gain (loss)	.045	.227	(.026)	.293	.029
Total from investment operations	.242	.455	.214	.577	.355
Distributions from net investment income	(.190)	(.237)	(.240)	(.287)	(.326)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.202)	(.245)	(.244)	(.287)	(.326)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Total Return A	2.25%	4.34%	2.02%	5.64%	3.50%
Ratios to Average Net Assets C,E
Expenses before reductions	.48%	.48%	.48%	.50%	.49%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.50%	.49%
Expenses net of all reductions	.47%	.48%	.48%	.50%	.47%
Net investment income (loss)	1.81%	2.14%	2.24%	2.69%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3,624	$ 3,523	$ 3,456	$ 3,153	$ 1,870
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 10.61	$ 10.63	$ 10.34	$ 10.32
Income from Investment Operations
Net investment income (loss) B	.191	.224	.235	.281	.321
Net realized and unrealized gain (loss)	.045	.216	(.015)	.293	.022
Total from investment operations	.236	.440	.220	.574	.343
Distributions from net investment income	(.184)	(.232)	(.236)	(.284)	(.324)
Distributions from net realized gain	(.012)	(.008)	(.004)	-	-
Total distributions	(.196)	(.240)	(.240)	(.284)	(.324)
Redemption fees added to paid in capital B	- F	- F	- F	- F	.001
Net asset value, end of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Total Return A	2.19%	4.19%	2.07%	5.61%	3.38%
Ratios to Average Net Assets C,E
Expenses before reductions	.54%	.52%	.53%	.55%	.51%
Expenses net of fee waivers, if any	.54%	.52%	.53%	.53%	.51%
Expenses net of all reductions	.53%	.52%	.52%	.53%	.49%
Net investment income (loss)	1.76%	2.09%	2.20%	2.66%	3.13%
Supplemental Data
Net assets, end of period (in millions)	$ 206	$ 152	$ 142	$ 92	$ 32
Portfolio turnover rate D	21%	22%	15%	8%	20%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Short-Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short-Intermediate Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

Annual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2012, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of December 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 148,500
Gross unrealized depreciation	(2,362)
Net unrealized appreciation (depreciation) on securities and other investments	$ 146,138

Tax Cost	$ 4,094,339

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 63
Undistributed long-term capital gain	$ 877
Net unrealized appreciation (depreciation)	$ 146,138

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2012	December 31, 2011
Tax-exempt Income	$ 73,237	$ 83,163
Long-term Capital Gains	4,814	2,965
Total	$ 78,051	$ 86,128

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,167,785 and $784,640, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 929	$ 65
Class T	-%	.25%	67	1
Class B	.65%	.25%	13	9
Class C	.75%	.25%	878	291
			$ 1,887	$ 366

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28
Class T	9
Class B*	2
Class C*	24
$ 63

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Short-Intermediate Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 543.15
Class T	34.13
Class B	2.15
Class C	126.14
Short-Intermediate Municipal Income	3,226.09
Institutional Class	278.15
	$ 4,209

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $45 and $220, respectively.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2012	2011
From net investment income
Class A	$ 5,319	$ 4,211
Class T	388	467
Class B	11	27
Class C	604	838
Short-Intermediate Municipal Income	63,708	74,599
Institutional Class	3,207	3,021
Total	$ 73,237	$ 83,163
From net realized gain
Class A	$ 428	$ 216
Class T	28	19
Class B	1	1
Class C	102	57
Short-Intermediate Municipal Income	4,021	2,565
Institutional Class	234	107
Total	$ 4,814	$ 2,965

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class A
Shares sold	25,560	22,096	$ 278,216	$ 237,519
Reinvestment of distributions	425	303	4,631	3,252
Shares redeemed	(20,723)	(10,223)	(225,499)	(109,361)
Net increase (decrease)	5,262	12,176	$ 57,348	$ 131,410

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2012	2011	2012	2011
Class T
Shares sold	1,057	881	$ 11,485	$ 9,442
Reinvestment of distributions	32	35	347	373
Shares redeemed	(1,249)	(774)	(13,580)	(8,240)
Net increase (decrease)	(160)	142	$ (1,748)	$ 1,575
Class B
Shares sold	19	27	$ 205	$ 297
Reinvestment of distributions	1	2	10	19
Shares redeemed	(67)	(114)	(727)	(1,225)
Net increase (decrease)	(47)	(85)	$ (512)	$ (909)
Class C
Shares sold	2,859	2,509	$ 31,055	$ 26,904
Reinvestment of distributions	51	62	556	661
Shares redeemed	(1,674)	(2,549)	(18,183)	(27,188)
Net increase (decrease)	1,236	22	$ 13,428	$ 377
Short-Intermediate Municipal Income
Shares sold	93,675	106,091	$ 1,017,592	$ 1,133,522
Reinvestment of distributions	4,548	5,180	49,424	55,411
Shares redeemed	(90,005)	(111,332)	(977,843)	(1,186,447)
Net increase (decrease)	8,218	(61)	$ 89,173	$ 2,486
Institutional Class
Shares sold	13,388	8,223	$ 145,505	$ 87,964
Reinvestment of distributions	176	115	1,914	1,228
Shares redeemed	(8,641)	(7,651)	(93,919)	(81,705)
Net increase (decrease)	4,923	687	$ 53,500	$ 7,487

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Short-Intermediate Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Short-Intermediate Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Short-Intermediate Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 218 funds advised by FMR or an affiliate. Ms. Acton oversees 200 funds advised by FMR or an affiliate. Mr. Curvey oversees 452 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (51)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (77)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (61)

Year of Election or Appointment: 2013

Ms. Acton is Trustee of certain Trusts. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (70)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (61)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (58)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (72)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (66)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (73)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Stephanie J. Dorsey (43)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (52)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (49)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Ramon Herrera (38)

Year of Election or Appointment: 2012

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Herrera also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2004-present).

Elizabeth Paige Baumann (44)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (54)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (45)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (55)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (41)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2012-2013), an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche (1997-2009).

Adrien E. Deberghes (45)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer (2011-present) and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (43)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (54)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (44)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Short-Intermediate Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	02/11/13	02/08/13	$-	$0.003

During fiscal year ended 2012, 100% of the fund's income dividends was free from federal income tax, and 6.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2012, $5,764,482, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Intermediate Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2012 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's research capabilities, in particular, international research; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet investment management's portfolio construction needs related to expanding underlying fund options, specifically for the Freedom Fund product lines; (v) adopting a sector neutral investment approach for certain funds and utilizing a team of portfolio managers to manage certain sector-neutral funds; (vi) rationalizing product lines and gaining increased efficiencies through combinations of several funds with other funds; (vii) strengthening the Spartan Index Fund product line by adding new funds and/or new low-cost institutional share classes, restructuring fund expenses to accommodate new classes, and reducing investment minimums for certain classes of shares; (viii) modifying the eligibility criteria for Institutional Class shares to increase their appeal to government entities and charitable investors; and (ix) reducing certain transfer agent fee rates.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2011, the cumulative total returns of the retail class and Class C of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (top of box) and the 75th percentile return (bottom of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the retail class of the fund was in the third quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also noted that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year total return of the retail class compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 25% means that 75% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Short-Intermediate Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2011.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class B and the retail class ranked below its competitive median for 2011 and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2011. The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. The Board noted the findings of the 2010 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) regulatory and industry developments, including those affecting money market funds and target date funds, and the potential impact to Fidelity; (viii) Fidelity's transfer agent fees, expenses, and services, and drivers for determining the transfer agent fee structure of different funds and classes; (ix) management fee rates charged by FMR or Fidelity entities to other Fidelity clients; (x) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-UANN-0213
1.796657.109

Item 2. Code of Ethics

As of the end of the period, December 31, 2012, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund, Fidelity Pennsylvania Municipal Income Fund and Fidelity Short-Intermediate Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$45,000	$-	$2,200	$1,800
Fidelity Minnesota Municipal Income Fund	$45,000	$-	$2,200	$1,700
Fidelity Municipal Income Fund	$66,000	$-	$2,200	$4,100
Fidelity Ohio Municipal Income Fund	$45,000	$-	$2,200	$1,800
Fidelity Pennsylvania Municipal Income Fund	$45,000	$-	$2,200	$1,700
Fidelity Short-Intermediate Municipal Income Fund	$49,000	$-	$2,200	$3,300

December 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Michigan Municipal Income Fund	$44,000	$-	$2,200	$1,800
Fidelity Minnesota Municipal Income Fund	$44,000	$-	$2,200	$1,800
Fidelity Municipal Income Fund	$64,000	$-	$2,200	$4,000
Fidelity Ohio Municipal Income Fund	$44,000	$-	$2,200	$1,800
Fidelity Pennsylvania Municipal Income Fund	$44,000	$-	$2,200	$1,800
Fidelity Short-Intermediate Municipal Income Fund	$47,000	$-	$2,200	$3,200

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2012A	December 31, 2011A
Audit-Related Fees	$4,805,000	$3,845,000
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2012 A	December 31, 2011 A
PwC	$5,640,000	$5,080,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 27, 2013